UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21732

MGI Funds
(Exact name of registrant as specified in charter)

99 High Street Boston, MA		02110
(Address of principal executive offices)		(Zip code)

Scott M. Zoltowski, Esq. Mercer Global Investments, Inc. 99 High Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 747-9500

Date of fiscal year end:	March 31, 2010

Date of reporting period:	June 30, 2009

Item 1. Schedule of Investments. — The schedule of investments for the period ended June 30, 2009, is filed herewith.

MGI US Large Cap Growth Equity Fund

Schedule of Investments

(showing percentage of net assets)

June 30, 2009 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 98.9%

	Advertising — 0.0%
1,100	Omnicom Group	34,738

	Aerospace & Defense — 1.4%
912	General Dynamics Corp.	50,516
300	L-3 Communications Holdings, Inc.	20,814
19,276	Lockheed Martin Corp.	1,554,609
700	Rockwell Collins, Inc.	29,211
52,400	United Technologies Corp.	2,722,704
		4,377,854
	Agriculture — 1.9%
77,200	Monsanto Co.	5,739,048

	Airlines — 0.0%
22,800	Southwest Airlines Co.	153,444

	Apparel — 0.9%
2,000	Coach, Inc.	53,760
44,620	NIKE, Inc. Class B	2,310,424
7,000	Polo Ralph Lauren Corp.	374,780
		2,738,964
	Auto Manufacturers — 0.0%
3,500	PACCAR, Inc.	113,785

	Banks — 0.3%
22,088	First Horizon National Corp. *	265,056
6,900	Northern Trust Corp.	370,392
4,300	State Street Corp.	202,960
		838,408
	Beverages — 1.4%
11,625	Brown-Forman Corp. Class B	499,642
28,576	Coca-Cola Co. (The)	1,371,362
7,900	Constellation Brands, Inc. Class A *	100,172
1,300	Dr Pepper Snapple Group, Inc. *	27,547
600	Pepsi Bottling Group, Inc.	20,304
42,508	PepsiCo, Inc.	2,336,240
		4,355,267
	Biotechnology — 2.9%
7,700	Abraxis BioScience *	283,822
48,700	Amgen, Inc. *	2,578,178
500	Biogen Idec, Inc. *	22,575
28,008	Celgene Corp. *	1,339,903
61,800	Genzyme Corp. *	3,440,406
30,900	Illumina, Inc. *	1,203,246
		8,868,130

See accompanying Notes to the Schedule of Investments.

Shares	Description	Value ($)
	Chemicals — 0.7%
500	CF Industries Holdings, Inc.	37,070
31,100	Ecolab, Inc.	1,212,589
800	International Flavors & Fragrances, Inc.	26,176
1,900	Praxair, Inc.	135,033
10,400	Sherwin-Williams Co. (The)	559,000
5,900	Sigma-Aldrich Corp.	292,404
		2,262,272
	Coal — 0.2%
14,800	Consol Energy, Inc.	502,608
7,500	Peabody Energy Corp.	226,200
		728,808
	Commercial Services — 4.4%
4,900	Apollo Group, Inc. Class A *	348,488
700	DeVry, Inc.	35,028
2,300	Equifax, Inc.	60,030
36,599	Iron Mountain, Inc. *	1,052,221
17,400	Mastercard, Inc. Class A	2,911,194
46,100	Moody’s Corp.	1,214,735
6,700	Robert Half International, Inc.	158,254
112,610	Visa, Inc. Class A	7,011,099
38,500	Western Union Co. (The)	631,400
		13,422,449
	Computers — 8.8%
9,100	Affiliated Computer Services, Inc. Class A *	404,222
83,141	Apple, Inc. *	11,841,772
135,500	Cognizant Technology Solutions Corp. Class A *	3,617,850
2,100	Dell, Inc. *	28,833
14,292	EMC Corp., Massachusetts *	187,225
121,401	Hewlett-Packard Co.	4,692,149
40,040	International Business Machines Corp.	4,180,977
8,800	Lexmark International, Inc. Class A *	139,480
3,200	NetApp, Inc. *	63,104
20,200	Research In Motion, Ltd. (Canadian Stock Exchange) *	1,435,210
21,600	SanDisk Corp. *	317,304
		26,908,126
	Cosmetics & Personal Care — 2.1%
7,476	Avon Products, Inc.	192,731
15,584	Colgate-Palmolive Co.	1,102,412
14,360	Estee Lauder Cos. (The), Inc. Class A	469,141
92,054	Procter & Gamble Co.	4,703,960
		6,468,244
	Distribution & Wholesale — 1.0%
73,250	Fastenal Co.	2,429,702
8,000	WW Grainger, Inc.	655,040
		3,084,742

See accompanying Notes to the Schedule of Investments.

Shares	Description	Value ($)
	Diversified Financial Services — 5.7%
1,100	American Express Co.	25,564
206,400	Charles Schwab Corp. (The)	3,620,256
6,700	CME Group, Inc.	2,084,437
24,300	Discover Financial Services	249,561
2,500	Federated Investors, Inc. Class B	60,225
3,800	Franklin Resources, Inc.	273,638
10,300	Goldman Sachs Group, Inc.	1,518,632
45,900	IntercontinentalExchange, Inc. *	5,243,616
62,600	JPMorgan Chase & Co.	2,135,286
44,900	Morgan Stanley	1,280,099
7,500	Nasdaq OMX Group (The), Inc. *	159,825
3,400	NYSE Euronext	92,650
13,200	SLM Corp. *	135,564
12,300	T Rowe Price Group, Inc.	512,541
		17,391,894
	Electronics — 0.6%
600	Agilent Technologies, Inc. *	12,186
11,500	Amphenol Corp. Class A	363,860
35,300	Dolby Laboratories, Inc. Class A *	1,315,984
4,100	FLIR Systems, Inc. *	92,496
1,596	Thermo Fisher Scientific, Inc. *	65,069
		1,849,595
	Engineering & Construction — 0.6%
41,100	Aecom Technology Corp. *	1,315,200
6,400	Fluor Corp.	328,256
4,600	Jacobs Engineering Group, Inc. *	193,614
		1,837,070
	Environmental Control — 0.0%
200	Republic Services, Inc.	4,882
2,000	Stericycle, Inc. *	103,060
		107,942
	Food — 2.1%
31,300	Campbell Soup Co.	920,846
7,800	Dean Foods Co. *	149,682
25,872	General Mills, Inc.	1,449,349
30,300	Hershey Co. (The)	1,090,800
14,700	HJ Heinz Co.	524,790
31,810	Kellogg Co.	1,481,392
14,600	Kroger Co. (The)	321,930
4,900	McCormick & Co., Inc.	159,397
15,100	Sysco Corp.	339,448
		6,437,634
	Hand & Machine Tools — 0.0%
900	Black & Decker Corp.	25,794

See accompanying Notes to the Schedule of Investments.

Shares	Description	Value ($)
	Health Care - Products — 7.3%
99,522	Baxter International, Inc.	5,270,685
3,464	Becton Dickinson and Co.	247,018
500	Boston Scientific Corp. *	5,070
400	CR Bard, Inc.	29,780
19,300	Intuitive Surgical, Inc. *	3,158,638
81,570	Johnson & Johnson	4,633,176
2,000	Medtronic, Inc.	69,780
92,000	Mindray Medical International, Ltd. Class A, ADR	2,568,640
62,900	St Jude Medical, Inc. *	2,585,190
41,936	Stryker Corp.	1,666,537
59,800	Varian Medical Systems, Inc. *	2,101,372
536	Zimmer Holdings, Inc. *	22,833
		22,358,719
	Health Care - Services — 0.8%
4,500	Aetna, Inc.	112,725
9,100	DaVita, Inc. *	450,086
8,600	Humana, Inc. *	277,436
15,200	Quest Diagnostics, Inc./DE	857,736
12,100	UnitedHealth Group, Inc.	302,258
6,300	WellPoint, Inc. *	320,607
		2,320,848
	Holding Companies - Diversified — 0.1%
12,600	Leucadia National Corp. *	265,734

	Home Builders — 0.2%
11,700	Centex Corp.	98,982
22,900	DR Horton, Inc.	214,344
9,700	KB Home	132,696
35,500	Pulte Homes, Inc.	313,465
		759,487
	Home Furnishings — 0.0%
400	Harman International Industries, Inc.	7,520

	Household Products & Wares — 0.0%
1,784	Kimberly-Clark Corp.	93,535

	Insurance — 0.4%
1,400	Aflac, Inc.	43,526
3,900	AON Corp.	147,693
9,600	Chubb Corp.	382,848
5,700	Loews Corp.	156,180
28,000	MBIA, Inc. *	121,240
13,600	Progressive Corp. (The) *	205,496
3,200	Torchmark Corp.	118,528
		1,175,511
	Internet — 7.1%
9,500	Akamai Technologies, Inc. *	182,210

See accompanying Notes to the Schedule of Investments.

Shares	Description	Value ($)
	Internet — continued
58,584	Amazon.Com, Inc. *	4,901,138
7,700	Baidu, Inc./China, Sponsored ADR *	2,318,393
26,600	Equinix, Inc. *	1,934,884
17,865	Google, Inc. Class A *	7,531,705
31,800	McAfee, Inc. *	1,341,642
22,200	priceline.com, Inc. *	2,476,410
68,200	Symantec Corp. *	1,061,192
		21,747,574
	Iron & Steel — 0.1%
1,300	Allegheny Technologies, Inc.	45,409
5,000	Nucor Corp.	222,150
		267,559
	Leisure Time — 0.6%
65,800	Carnival Corp.	1,695,666
5,900	Harley-Davidson, Inc.	95,639
		1,791,305
	Lodging — 0.6%
235,289	Las Vegas Sands Corp. *	1,849,372
3,011	Marriott International, Inc. Class A	66,454
200	Wynn Resorts, Ltd. *	7,060
		1,922,886
	Machinery - Construction & Mining — 0.0%
1,000	Caterpillar, Inc.	33,040

	Machinery - Diversified — 0.2%
12,400	Cummins, Inc.	436,604
3,400	Deere & Co.	135,830
900	Rockwell Automation, Inc.	28,908
		601,342
	Media — 0.7%
71,800	Comcast Corp. Class A	1,040,382
28,200	DIRECTV Group (The), Inc. *	696,822
3,900	McGraw-Hill Cos. (The), Inc.	117,429
4,300	Viacom, Inc. Class B *	97,610
7,500	Walt Disney Co. (The)	174,975
		2,127,218
	Metal Fabricate & Hardware — 0.4%
17,400	Precision Castparts Corp.	1,270,722

	Mining — 0.1%
1,700	Freeport-McMoran Copper & Gold, Inc. Class B	85,187
4,600	Newmont Mining Corp.	188,002

See accompanying Notes to the Schedule of Investments.

Shares	Description	Value ($)
	Mining — continued
3,900	Titanium Metals Corp.	35,841
		309,030
	Miscellaneous - Manufacturing — 1.1%
1,500	3M Co.	90,150
49,100	Danaher Corp.	3,031,434
1,200	Illinois Tool Works, Inc.	44,808
3,000	ITT Corp.	133,500
		3,299,892
	Office & Business Equipment — 0.0%
2,900	Pitney Bowes, Inc.	63,597

	Oil & Gas — 10.2%
3,600	Anadarko Petroleum Corp.	163,404
7,000	Apache Corp.	505,050
4,400	Cabot Oil & Gas Corp.	134,816
17,100	Chesapeake Energy Corp.	339,093
29,588	Chevron Corp.	1,960,205
38,300	ConocoPhillips	1,610,898
25,900	Denbury Resources, Inc. *	381,507
9,800	Devon Energy Corp.	534,100
700	Diamond Offshore Drilling, Inc.	58,135
4,900	ENSCO International, Inc.	170,863
4,000	EOG Resources, Inc.	271,680
2,200	EQT Corp.	76,802
179,482	Exxon Mobil Corp.	12,547,587
9,000	Hess Corp.	483,750
5,300	Marathon Oil Corp.	159,689
1,000	Murphy Oil Corp.	54,320
1,500	Nabors Industries, Ltd. *	23,370
3,600	Noble Energy, Inc.	212,292
13,600	Occidental Petroleum Corp.	895,016
62,600	Petro-Canada	2,405,092
39,700	PetroHawk Energy Corp. *	885,310
32,500	Petroleo Brasileiro SA, ADR	1,331,850
9,100	Pioneer Natural Resources Co.	232,050
1,900	Range Resources Corp.	78,679
63,600	Southwestern Energy Co. *	2,470,860
2,500	Sunoco, Inc.	58,000
15,900	Transocean, Inc. *	1,181,211
95,900	Weatherford International, Ltd. *	1,875,804
6,115	XTO Energy, Inc.	233,226
		31,334,659
	Oil & Gas Services — 4.1%
1,700	Baker Hughes, Inc.	61,948
2,700	BJ Services Co.	36,801
1,800	Cameron International Corp. *	50,940
105,000	FMC Technologies, Inc. *	3,945,900
4,600	Halliburton Co.	95,220
118,696	National Oilwell Varco, Inc. *	3,876,611
75,000	Schlumberger, Ltd.	4,058,250

See accompanying Notes to the Schedule of Investments.

Shares	Description	Value ($)
	Oil & Gas Services — continued
14,500	Smith International, Inc.	373,375
		12,499,045
	Packaging & Containers — 0.1%
4,800	Ball Corp.	216,768
4,400	Pactiv Corp. *	95,480
		312,248
	Pharmaceuticals — 6.6%
50,280	Abbott Laboratories	2,365,171
59,700	Allergan, Inc.	2,840,526
10,300	Cephalon, Inc. *	583,495
400	DENTSPLY International, Inc.	12,208
22,584	Express Scripts, Inc. *	1,552,650
81,700	Gilead Sciences, Inc. *	3,826,828
600	Hospira, Inc. *	23,112
14,600	King Pharmaceuticals, Inc. *	140,598
114,100	Medco Health Solutions, Inc. *	5,204,101
22,000	Mylan, Inc. *	287,100
66,610	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	3,286,538
1,200	Watson Pharmaceuticals, Inc. *	40,428
1,900	Wyeth	86,241
		20,248,996
	Pipelines — 0.0%
3,900	Questar Corp.	121,134

	REITS — 0.0%
600	Ventas, Inc. REIT	17,916

	Retail — 6.5%
4,280	AutoZone, Inc. *	646,751
7,600	Bed Bath & Beyond, Inc. *	233,700
36,400	Best Buy Co., Inc.	1,219,036
5,700	Costco Wholesale Corp.	260,490
85,778	CVS Caremark Corp.	2,733,745
21,500	Family Dollar Stores, Inc.	608,450
9,700	Gap (The), Inc.	159,080
13,600	Home Depot, Inc.	321,368
49,400	Kohl’s Corp. *	2,111,850
23,700	Lowe’s Cos., Inc.	460,017
44,284	McDonald’s Corp.	2,545,887
3,500	Nordstrom, Inc.	69,615
7,400	O’Reilly Automotive, Inc. *	281,792
17,900	RadioShack Corp.	249,884
300	Sears Holdings Corp. *	19,956
12,200	Staples, Inc.	246,074
130,700	Starbucks Corp. *	1,815,423
4,200	Target Corp.	165,774
27,800	TJX Cos., Inc.	874,588
100,300	Wal-Mart Stores, Inc.	4,858,532
3,200	Walgreen Co.	94,080

See accompanying Notes to the Schedule of Investments.

Shares	Description	Value ($)
	Retail — continued
1,400	Yum! Brands, Inc.	46,676
		20,022,768
	Savings & Loans — 0.3%
81,100	Hudson City Bancorp, Inc.	1,077,819

	Semiconductors — 2.3%
36,200	Advanced Micro Devices, Inc. *	140,094
67,500	Altera Corp.	1,098,900
3,100	Applied Materials, Inc.	34,007
98,900	Broadcom Corp. Class A *	2,451,731
8,500	Intel Corp.	140,675
21,400	Lam Research Corp. *	556,400
3,100	LSI Corp. *	14,136
105,237	Marvell Technology Group, Ltd. *	1,224,959
8,800	National Semiconductor Corp.	110,440
3,500	Novellus Systems, Inc. *	58,450
28,100	Nvidia Corp. *	317,249
13,700	QLogic Corp. *	173,716
30,800	Xilinx, Inc.	630,168
		6,950,925
	Software — 5.2%
58,700	Adobe Systems, Inc. *	1,661,210
30,800	Autodesk, Inc. *	584,584
18,500	Automatic Data Processing, Inc.	655,640
2,500	BMC Software, Inc. *	84,475
3,300	CA, Inc.	57,519
3,400	Citrix Systems, Inc. *	108,426
45,700	Compuware Corp. *	313,502
3,700	Dun & Bradstreet Corp.	300,477
1,000	Fiserv, Inc. *	45,700
6,800	IMS Health, Inc.	86,360
8,600	Intuit, Inc. *	242,176
229,057	Microsoft Corp.	5,444,685
174,300	Oracle Corp.	3,733,506
4,800	Paychex, Inc.	120,960
51,900	Salesforce.com, Inc. *	1,981,023
26,700	VMware, Inc. Class A *	728,109
		16,148,352
	Telecommunications — 6.2%
81,700	America Movil SA de CV-Series L, ADR	3,163,424
40,100	American Tower Corp. Class A *	1,264,353
188,288	Cisco Systems, Inc. *	3,509,688
1,000	Harris Corp.	28,360
60,700	Juniper Networks, Inc. *	1,432,520
212,300	Qualcomm, Inc.	9,595,960
22,600	Tellabs, Inc. *	129,498
		19,123,803

See accompanying Notes to the Schedule of Investments.

Shares	Description	Value ($)
	Textiles — 0.1%
7,300	Cintas Corp.	166,732

	Transportation — 2.6%
16,200	Burlington Northern Santa Fe Corp.	1,191,348
27,100	CH Robinson Worldwide, Inc.	1,413,265
22,100	Expeditors International Washington, Inc.	736,814
22,300	Norfolk Southern Corp.	840,041
72,200	Union Pacific Corp.	3,758,732
		7,940,200
	TOTAL COMMON STOCKS (COST $303,652,987)	304,124,324

Par Value ($)
	SHORT-TERM INVESTMENTS — 0.9%

	Bank Deposits — 0.9%
2,752,492	Euro Time Deposit, 0.01%, due 07/01/09	2,752,492
	TOTAL SHORT-TERM INVESTMENTS (COST $2,752,492)	2,752,492

	TOTAL INVESTMENTS — 99.8% (Cost $306,405,479)	306,876,816
	Other Assets and Liabilities (net) — 0.2%	468,261
	NET ASSETS — 100.0%	$307,345,077

Notes to Schedule of Investments:

ADR – American Depository Receipt
*	Non-income producing security.

See accompanying Notes to the Schedule of Investments.

Asset Class Summary (Unaudited)	% of Total Net Assets
Common Stocks	98.9
Short-Term Investments	0.9
Other Assets and Liabilities (net)	0.2
100.0%

See accompanying Notes to the Schedule of Investments.

MGI US Large Cap Value Equity Fund

Schedule of Investments

(showing percentage of net assets)

June 30, 2009 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.6%

	Advertising — 0.8%
71,554	Omnicom Group	2,259,675

	Aerospace & Defense — 4.3%
24,902	General Dynamics Corp.	1,379,322
34,952	Lockheed Martin Corp.	2,818,879
47,604	Northrop Grumman Corp.	2,174,551
27,198	Raytheon Co.	1,208,407
99,635	United Technologies Corp.	5,177,034
		12,758,193
	Agriculture — 1.2%
61,996	Archer-Daniels-Midland Co.	1,659,633
45,575	Philip Morris International, Inc.	1,987,981
		3,647,614
	Apparel — 1.1%
45,402	NIKE, Inc. Class B	2,350,915
14,599	VF Corp.	808,055
		3,158,970
	Auto Parts & Equipment — 0.0%
4,400	TRW Automotive Holdings Corp. *	49,720

	Banks — 6.3%
536,458	Bank of America Corp.	7,081,246
37,665	BB&T Corp.	827,877
6,000	BOK Financial Corp.	226,020
50,787	Capital One Financial Corp.	1,111,219
4,900	Comerica, Inc.	103,635
7,600	Commerce Bancshares, Inc.	241,908
2,800	Cullen/Frost Bankers, Inc.	129,136
10,700	Keycorp	56,068
6,800	Marshall & Ilsley Corp.	32,640
19,929	Northern Trust Corp.	1,069,789
1,900	State Street Corp.	89,680
19,800	SunTrust Banks, Inc.	325,710
105,848	US Bancorp	1,896,796
228,608	Wells Fargo & Co.	5,546,030
		18,737,754
	Beverages — 0.7%
12,200	Coca-Cola Co. (The)	585,478
26,044	PepsiCo, Inc.	1,431,378
		2,016,856
	Biotechnology — 0.7%
27,410	Amgen, Inc. *	1,451,085

See accompanying Notes to the Schedule of Investments.

Shares	Description	Value ($)
	Biotechnology — continued
11,133	Biogen Idec, Inc. *	502,655
		1,953,740
	Chemicals — 0.8%
12,602	Air Products & Chemicals, Inc.	813,963
16,800	Lubrizol Corp.	794,808
12,780	PPG Industries, Inc.	561,042
8,400	Valspar Corp.	189,252
		2,359,065
	Coal — 0.1%
14,702	Peabody Energy Corp.	443,412

	Commercial Services — 1.6%
25,610	Equifax, Inc.	668,421
40,660	McKesson Corp.	1,789,040
30,020	Moody’s Corp.	791,027
7,300	Rent-A-Center, Inc. *	130,159
31,070	SEI Investments Co.	560,503
51,290	Western Union Co. (The)	841,156
		4,780,306
	Computers — 2.9%
1,488	Diebold, Inc.	39,224
127,328	Hewlett-Packard Co.	4,921,227
36,397	International Business Machines Corp.	3,800,575
		8,761,026
	Cosmetics & Personal Care — 0.6%
37,638	Procter & Gamble Co.	1,923,302

	Distribution & Wholesale — 0.1%
9,600	Ingram Micro, Inc. Class A *	168,000
5,300	Tech Data Corp. *	173,363
		341,363
	Diversified Financial Services — 8.6%
39,210	American Express Co.	911,241
126,240	Discover Financial Services	1,296,485
58,213	Franklin Resources, Inc.	4,191,918
41,371	Goldman Sachs Group, Inc.	6,099,740
335,528	JPMorgan Chase & Co.	11,444,860
22,696	Morgan Stanley	647,063
94,260	SLM Corp. *	968,050
6,900	Waddell & Reed Financial, Inc. Class A	181,953
		25,741,310
	Electric — 5.1%
42,510	Allegheny Energy, Inc.	1,090,382
24,500	Alliant Energy Corp.	640,185

See accompanying Notes to the Schedule of Investments.

Shares	Description	Value ($)
	Electric — continued
65,800	Ameren Corp.	1,637,762
44,143	American Electric Power Co., Inc.	1,275,291
3,700	Constellation Energy Group, Inc.	98,346
90,390	Edison International	2,843,669
35,704	FirstEnergy Corp.	1,383,530
49,700	Mirant Corp. *	782,278
25,203	NRG Energy, Inc. *	654,270
28,400	NV Energy, Inc.	306,436
57,501	Pepco Holdings, Inc.	772,813
47,883	PG&E Corp.	1,840,623
56,707	Public Service Enterprise Group, Inc.	1,850,349
		15,175,934
	Electrical Components & Equipment — 0.2%
19,286	Emerson Electric Co.	624,866

	Electronics — 0.3%
14,200	Jabil Circuit, Inc.	105,364
17,019	Thermo Fisher Scientific, Inc. *	693,865
		799,229
	Engineering & Construction — 0.0%
5,000	Emcor Group, Inc. *	100,600

	Environmental Control — 0.5%
54,934	Waste Management, Inc.	1,546,941

	Food — 1.9%
60,000	ConAgra Foods, Inc.	1,143,600
67,222	Kroger Co. (The)	1,482,245
63,949	Nestle SA, Sponsored ADR	2,405,762
29,730	Safeway, Inc.	605,600
		5,637,207
	Forest Products & Paper — 0.2%
20,400	Rayonier, Inc.	741,540

	Gas — 0.2%
35,100	Southern Union Co.	645,489

	Health Care - Products — 3.7%
9,100	American Medical Systems Holdings, Inc. *	143,780
37,940	Becton Dickinson and Co.	2,705,501
92,411	Boston Scientific Corp. *	937,048
25,203	Covidien Plc	943,600
101,632	Johnson & Johnson	5,772,698
19,400	Medtronic, Inc.	676,866
		11,179,493

See accompanying Notes to the Schedule of Investments.

Shares	Description	Value ($)
	Health Care - Services — 1.4%
25,698	Aetna, Inc.	643,735
5,485	DaVita, Inc. *	271,288
31,800	Humana, Inc. *	1,025,868
17,635	Laboratory Corp. of America Holdings *	1,195,477
22,105	Lincare Holdings, Inc. *	519,909
25,463	UnitedHealth Group, Inc.	636,066
		4,292,343
	Home Builders — 0.1%
10,700	Lennar Corp. Class A	103,683
130	NVR, Inc. *	65,311
		168,994
	Household Products & Wares — 1.2%
24,735	Clorox Co.	1,380,955
43,700	Kimberly-Clark Corp.	2,291,191
		3,672,146
	Housewares — 0.1%
21,800	Newell Rubbermaid, Inc.	226,938

	Insurance — 7.8%
66,141	ACE, Ltd.	2,925,416
8,699	Allied World Assurance Co. Holdings, Ltd./Bermuda	355,180
17,400	Allstate Corp. (The)	424,560
9,100	American Financial Group, Inc.	196,378
10,650	Arch Capital Group, Ltd. *	623,877
11,500	Aspen Insurance Holdings, Ltd.	256,910
37,830	Assurant, Inc.	911,325
27,800	Axis Capital Holdings, Ltd.	727,804
1,052	Berkshire Hathaway, Inc. Class B *	3,046,308
33,100	Chubb Corp.	1,320,028
30,300	CNA Financial Corp.	468,741
4,800	Endurance Specialty Holdings, Ltd.	140,640
7,200	Fidelity National Financial, Inc. Class A	97,416
15,400	First American Corp.	399,014
22,300	Hartford Financial Services Group, Inc.	264,701
6,800	IPC Holdings, Ltd.	185,912
75,870	Loews Corp.	2,078,838
49,582	Metlife, Inc.	1,487,956
85,362	Prudential Financial, Inc.	3,177,174
27,835	Reinsurance Group of America, Inc.	971,720
74,409	Travelers Cos., Inc. (The)	3,053,745
1,360	White Mountains Insurance Group, Ltd.	311,318
		23,424,961
	Internet — 0.7%
68,235	eBay, Inc. *	1,168,866
61,850	Symantec Corp. *	962,386
		2,131,252

See accompanying Notes to the Schedule of Investments.

Shares	Description	Value ($)
	Iron & Steel — 0.4%
17,035	Allegheny Technologies, Inc.	595,032
16,802	Nucor Corp.	746,513
		1,341,545
	Lodging — 0.2%
41,400	Wyndham Worldwide Corp.	501,768

	Machinery - Diversified — 0.2%
16,802	Deere & Co.	671,240

	Media — 2.6%
49,097	Comcast Corp. Class A	711,416
20,400	DISH Network Corp. Class A *	330,684
51,985	Liberty Media Corp. - Entertainment *	1,390,599
34,385	McGraw-Hill Cos. (The), Inc.	1,035,332
166,048	Time Warner, Inc.	4,182,749
		7,650,780
	Metal Fabricate & Hardware — 0.2%
8,460	Precision Castparts Corp.	617,834

	Mining — 0.7%
21,323	BHP Billiton, Ltd., Sponsored ADR	1,167,008
16,851	Freeport-McMoran Copper & Gold, Inc. Class B	844,403
		2,011,411
	Miscellaneous - Manufacturing — 1.7%
42,840	Honeywell International, Inc.	1,345,176
19,500	ITT Corp.	867,750
9,230	Siemens AG, Sponsored ADR	638,624
14,200	Trinity Industries, Inc.	193,404
76,000	Tyco International, Ltd.	1,974,480
		5,019,434
	Oil & Gas — 15.4%
91,864	Anadarko Petroleum Corp.	4,169,707
8,563	Apache Corp.	617,820
27,335	Canadian Natural Resources, Ltd.	1,434,814
102,231	Chevron Corp.	6,772,804
38,615	Devon Energy Corp.	2,104,518
8,623	Diamond Offshore Drilling, Inc.	716,140
14,200	Encore Acquisition Co. *	438,070
32,470	EOG Resources, Inc.	2,205,362
199,166	Exxon Mobil Corp.	13,923,695
24,400	Frontier Oil Corp.	319,884
31,750	Hess Corp.	1,706,563
16,200	Murphy Oil Corp.	879,984
9,399	Noble Corp.	284,320
9,490	Noble Energy, Inc.	559,625
38,891	Occidental Petroleum Corp.	2,559,417
24,750	PetroHawk Energy Corp. *	551,925

See accompanying Notes to the Schedule of Investments.

Shares	Description	Value ($)
	Oil & Gas — continued
36,030	Talisman Energy, Inc.	514,869
22,700	Tesoro Corp.	288,971
48,377	Total SA, Sponsored ADR	2,623,485
9,612	Transocean, Inc. *	714,075
97,599	Valero Energy Corp.	1,648,447
6,600	World Fuel Services Corp.	272,118
16,802	XTO Energy, Inc.	640,828
		45,947,441
	Oil & Gas Services — 0.2%
49,405	Helix Energy Solutions Group, Inc. *	537,032

	Packaging & Containers — 0.1%
4,800	Rock-Tenn Co. Class A	183,168

	Pharmaceuticals — 5.9%
34,149	Abbott Laboratories	1,606,369
42,005	Bristol-Myers Squibb Co.	853,122
23,350	Cardinal Health, Inc.	713,343
74,799	Eli Lilly & Co.	2,591,037
64,585	Forest Laboratories, Inc. *	1,621,729
5,000	Herbalife, Ltd.	157,700
81,224	Merck & Co., Inc.	2,271,023
28,000	Omnicare, Inc.	721,280
405,416	Pfizer, Inc.	6,081,240
37,525	Schering-Plough Corp.	942,628
		17,559,471
	Real Estate — 0.2%
34,660	Brookfield Asset Management, Inc. Class A	591,646

	REITS — 1.9%
109,410	Annaly Capital Management, Inc. REIT	1,656,468
17,134	AvalonBay Communities, Inc. REIT	958,476
16,802	Boston Properties, Inc. REIT	801,455
2,800	Corporate Office Properties Trust REIT	82,124
20,400	Digital Realty Trust, Inc. REIT	731,340
27,900	Hospitality Properties Trust REIT	331,731
18,600	Public Storage REIT	1,217,928
		5,779,522
	Retail — 5.6%
19,155	Abercrombie & Fitch Co. Class A	486,345
57,938	Best Buy Co., Inc.	1,940,344
128,724	CVS Caremark Corp.	4,102,434
18,700	Foot Locker, Inc.	195,789
40,045	GameStop Corp. Class A *	881,390
65,085	Gap (The), Inc.	1,067,394
4,800	Lowe’s Cos., Inc.	93,168
37,186	McDonald’s Corp.	2,137,823
76,195	Staples, Inc.	1,536,853
56,723	TJX Cos., Inc.	1,784,506

See accompanying Notes to the Schedule of Investments.

Shares	Description	Value ($)
	Retail — continued
53,677	Wal-Mart Stores, Inc.	2,600,114
		16,826,160
	Savings & Loans — 0.1%
33,700	Hudson City Bancorp, Inc.	447,873

	Semiconductors — 0.5%
16,240	Analog Devices, Inc.	402,427
64,380	Taiwan Semiconductor Manufacturing Co., Ltd.	605,816
18,285	Texas Instruments, Inc.	389,470
		1,397,713
	Software — 2.7%
11,055	Adobe Systems, Inc. *	312,856
26,355	Electronic Arts, Inc. *	572,431
184,618	Microsoft Corp.	4,388,370
136,866	Oracle Corp.	2,931,670
		8,205,327
	Telecommunications — 5.0%
306,254	AT&T, Inc.	7,607,349
36,010	BCE, Inc.	743,967
39,905	Cisco Systems, Inc. *	743,829
63,366	Harris Corp.	1,797,060
84,680	Telefonaktiebolaget LM Ericsson Class B, Sponsored ADR	828,170
73,509	Verizon Communications, Inc.	2,258,932
45,500	Vodafone Group Plc, Sponsored ADR	886,796
		14,866,103
	Textiles — 0.1%
9,705	Mohawk Industries, Inc. *	346,274

	Transportation — 0.7%
21,003	Burlington Northern Santa Fe Corp.	1,544,561
11,190	Union Pacific Corp.	582,551
		2,127,112
	TOTAL COMMON STOCKS (COST $286,529,729)	291,929,093

Par Value ($)
	SHORT-TERM INVESTMENT — 1.9%

	Bank Deposits — 1.9%
5,702,266	Euro Time Deposit, 0.01%, due 07/01/09	5,702,266
	TOTAL SHORT-TERM INVESTMENTS (COST $5,702,266)	5,702,266

See accompanying Notes to the Schedule of Investments.

TOTAL INVESTMENTS — 99.5% (Cost $292,231,995)	297,631,359
Other Assets and Liabilities (net) — 0.5%	1,558,630
NET ASSETS — 100.0%	$299,189,989

Notes to Schedule of Investments:

ADR – American Depository Receipt
REIT – Real Estate Investment Trust
*	Non-income producing security.

See accompanying Notes to the Schedule of Investments.

Asset Class Summary (Unaudited)	% of Total Net Assets
Common Stocks	97.6
Short-Term Investments	1.9
Other Assets and Liabilities (net)	0.5
100.0%

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Growth Equity Fund

Schedule of Investments

(showing percentage of net assets)

June 30, 2009  (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.5%

	Advertising — 0.2%
22,300	Lamar Advertising Co. Class A *	340,521

	Aerospace & Defense — 2.1%
24,750	Aerovironment, Inc. *	763,785
9,650	Alliant Techsystems, Inc. *	794,774
79,022	BE Aerospace, Inc. *	1,134,756
6,852	Goodrich Corp.	342,394
		3,035,709
	Auto Manufacturers — 0.2%
8,352	Navistar International Corp. *	364,147

	Auto Parts & Equipment — 0.2%
46,180	Amerigon, Inc. Class A *	281,698

	Banks — 1.3%
34,500	First Horizon National Corp. *	414,000
48,330	People’s United Financial, Inc.	726,883
35,000	PrivateBancorp, Inc.	778,400
		1,919,283
	Beverages — 0.4%
20,960	Hansen Natural Corp. *	645,987

	Biotechnology — 5.7%
50,522	Alexion Pharmaceuticals, Inc. *	2,077,465
33,050	Charles River Laboratories International, Inc. *	1,115,437
66,257	Illumina, Inc. *	2,580,048
41,673	Life Technologies Corp. *	1,738,597
11,870	Millipore Corp. *	833,393
		8,344,940
	Chemicals — 2.2%
19,351	Airgas, Inc.	784,296
17,063	Albemarle Corp.	436,301
34,000	Celanese Corp.	807,500
16,037	Ecolab, Inc.	625,282
10,828	Lubrizol Corp.	512,273
		3,165,652
	Coal — 2.0%
19,253	Alpha Natural Resources, Inc. *	505,776
29,150	Consol Energy, Inc.	989,934
75,950	Massey Energy Co.	1,484,063
		2,979,773

See accompanying Notes to the Schedule of Investments.

Shares	Description	Value ($)
	Commercial Services — 6.0%
5,790	Capella Education Co. *	347,111
18,240	Coinstar, Inc. *	487,008
21,333	DeVry, Inc.	1,067,503
15,918	FTI Consulting, Inc. *	807,361
77,420	Genpact, Ltd. *	909,685
26,810	Geo Group (The), Inc. *	498,130
42,610	Healthcare Services Group	761,867
33,620	Iron Mountain, Inc. *	966,575
3,724	ITT Educational Services, Inc. *	374,858
17,792	Moody’s Corp.	468,819
62,475	Navigant Consulting, Inc. *	807,177
14,940	Quanta Services, Inc. *	345,562
41,120	Ritchie Bros Auctioneers, Inc.	964,264
		8,805,920
	Computers — 1.6%
10,385	Affiliated Computer Services, Inc. Class A *	461,302
82,912	Brocade Communications Systems, Inc. *	648,372
32,361	Micros Systems, Inc. *	819,380
47,089	Seagate Technology	492,551
		2,421,605
	Cosmetics & Personal Care — 1.2%
18,066	Alberto-Culver Co.	459,418
15,350	Chattem, Inc. *	1,045,335
46,820	Physicians Formula Holdings, Inc. *	88,022
22,900	Skilled Healthcare Group, Inc. Class A *	171,750
		1,764,525
	Distribution & Wholesale — 1.3%
14,363	Fastenal Co.	476,421
29,302	LKQ Corp. *	482,018
26,200	WESCO International, Inc. *	656,048
3,930	WW Grainger, Inc.	321,788
		1,936,275
	Diversified Financial Services — 3.4%
15,692	Affiliated Managers Group *	913,117
18,070	Eaton Vance Corp.	483,373
27,240	Evercore Partners, Inc. Class A	534,994
2,600	IntercontinentalExchange, Inc. *	297,024
38,299	Invesco, Ltd.	682,488
10,570	Oppenheimer Holdings, Inc. Class A	223,767
30,680	Raymond James Financial, Inc.	528,003
53,330	TradeStation Group, Inc. *	451,172
33,950	Waddell & Reed Financial, Inc. Class A	895,261
		5,009,199
	Electrical Components & Equipment — 1.7%
190,800	Alcatel-Lucent Sponsored ADR *	473,184
28,050	Ametek, Inc.	969,969
19,856	Energizer Holdings, Inc. *	1,037,278

See accompanying Notes to the Schedule of Investments.

Shares	Description	Value ($)
	Electrical Components & Equipment — continued
1,778	General Cable Corp. *	66,817
		2,547,248
	Electronics — 4.0%
67,180	Amphenol Corp. Class A	2,125,575
35,890	Cogent, Inc. *	385,100
11,650	Dolby Laboratories, Inc. Class A *	434,312
34,670	FLIR Systems, Inc. *	782,155
45,400	Gentex Corp.	526,640
18,700	Mettler Toledo International, Inc. *	1,442,705
11,744	Trimble Navigation, Ltd. *	230,535
		5,927,022
	Engineering & Construction — 2.2%
17,149	Jacobs Engineering Group, Inc. *	721,802
54,913	McDermott International, Inc. *	1,115,283
29,364	URS Corp. *	1,454,105
		3,291,190
	Entertainment — 1.0%
12,709	Bally Technologies, Inc. *	380,253
12,381	Penn National Gaming, Inc. *	360,411
30,740	Pinnacle Entertainment, Inc. *	285,575
30,050	Scientific Games Corp. Class A *	473,888
		1,500,127
	Environmental Control — 2.6%
28,740	Energy Recovery, Inc. *	203,479
22,106	Nalco Holding Co.	372,265
21,225	Republic Services, Inc.	518,102
38,395	Stericycle, Inc. *	1,978,495
27,519	Waste Connections, Inc. *	713,017
		3,785,358
	Food — 0.5%
11,800	Ralcorp Holdings, Inc. *	718,856

	Hand & Machine Tools — 0.2%
12,010	Kennametal, Inc.	230,352

	Health Care - Products — 4.9%
42,320	Bruker Corp. *	391,883
6,545	Edwards Lifesciences Corp. *	445,256
18,664	Gen-Probe, Inc. *	802,179
23,142	Henry Schein, Inc. *	1,109,659
40,197	Idexx Laboratories, Inc. *	1,857,102
27,950	Natus Medical, Inc. *	322,543
30,104	NuVasive, Inc. *	1,342,638
22,372	Resmed, Inc. *	911,212
		7,182,472

See accompanying Notes to the Schedule of Investments.

Shares	Description	Value ($)
	Health Care - Services — 3.2%
12,920	Covance, Inc. *	635,664
34,305	DaVita, Inc. *	1,696,725
11,644	Laboratory Corp. of America Holdings *	789,347
27,211	Pediatrix Medical Group, Inc. *	1,146,399
16,240	Psychiatric Solutions, Inc. *	369,298
		4,637,433
	Household Products & Wares — 0.8%
22,432	Church & Dwight Co., Inc.	1,218,282

	Housewares — 0.2%
27,740	Newell Rubbermaid, Inc.	288,773

	Internet — 4.7%
3,930	Blue Nile, Inc. *	168,951
58,500	Check Point Software Technologies *	1,372,995
28,737	Cybersource Corp. *	439,676
18,721	Digital River, Inc. *	679,947
25,670	Equinix, Inc. *	1,867,236
22,590	GSI Commerce, Inc. *	321,907
18,591	j2 Global Communications, Inc. *	419,413
20,160	NetFlix, Inc. *	833,414
1,640	priceline.com, Inc. *	182,942
2,934	Sina Corp. China *	86,494
32,000	VeriSign, Inc. *	591,360
		6,964,335
	Iron & Steel — 0.5%
48,024	Steel Dynamics, Inc.	707,394

	Leisure Time — 0.3%
21,820	Life Time Fitness, Inc. *	436,618

	Lodging — 0.8%
23,880	Choice Hotels International, Inc.	635,447
27,170	Starwood Hotels & Resorts Worldwide, Inc.	603,174
		1,238,621
	Machinery - Construction & Mining — 0.9%
37,704	Joy Global, Inc.	1,346,787

	Machinery - Diversified — 1.7%
54,172	Idex Corp.	1,331,006
8,790	Rockwell Automation, Inc.	282,335
14,960	Roper Industries, Inc.	677,838
6,236	Wabtec Corp.	200,612
		2,491,791
	Media — 0.4%
24,700	Discovery Communications, Inc. *	556,985

See accompanying Notes to the Schedule of Investments.

Shares	Description	Value ($)
	Metal Fabricate & Hardware — 0.4%
26,369	Sims Metal Management, Ltd., Sponsored ADR	543,729

	Mining — 0.2%
33,819	Thompson Creek Metals Co., Inc. *	345,630

	Miscellaneous - Manufacturing — 0.2%
25,500	Actuant Corp. Class A	311,100

	Oil & Gas — 3.8%
93,175	Denbury Resources, Inc. *	1,372,468
20,500	ENSCO International, Inc.	714,835
19,925	EQT Corp.	695,582
31,831	Foster Wheeler AG *	755,986
25,810	PetroHawk Energy Corp. *	575,563
127,460	Rex Energy Corp. *	726,522
23,310	Whiting Petroleum Corp. *	819,579
		5,660,535
	Oil & Gas Services — 2.4%
14,950	Core Laboratories NV	1,302,892
18,810	Dresser-Rand Group, Inc. *	490,941
43,700	Exterran Holdings, Inc. *	700,948
9,132	FMC Technologies, Inc. *	343,181
7,900	Oceaneering International, Inc. *	357,080
41,467	Tesco Corp. *	329,248
		3,524,290
	Packaging & Containers — 0.7%
40,950	Crown Holdings, Inc. *	988,533

	Pharmaceuticals — 4.1%
67,200	Amylin Pharmaceuticals, Inc. *	907,200
16,113	DENTSPLY International, Inc.	491,769
98,975	Elan Corp. Plc, Sponsored ADR *	630,471
38,788	NeurogesX, Inc. *	218,764
37,350	OSI Pharmaceuticals, Inc. *	1,054,390
16,926	Patterson Cos., Inc. *	367,294
89,025	Santarus, Inc. *	251,051
38,525	Shire Plc, ADR	1,598,017
18,782	VCA Antech, Inc. *	501,479
		6,020,435
	Real Estate — 0.7%
102,370	CB Richard Ellis Group, Inc. Class A *	958,183

	REITS — 0.5%
45,125	Annaly Capital Management, Inc. REIT	683,193

	Retail — 7.1%
9,894	Advance Auto Parts, Inc.	410,502

See accompanying Notes to the Schedule of Investments.

Shares	Description	Value ($)
	Retail — continued
84,600	American Eagle Outfitters, Inc.	1,198,782
17,414	Bed Bath & Beyond, Inc. *	535,480
2,543	Chipotle Mexican Grill, Inc. Class A *	203,440
2,917	Chipotle Mexican Grill, Inc. Class B *	203,577
10,664	Copart, Inc. *	369,721
54,321	Dick’s Sporting Goods, Inc. *	934,321
32,150	GameStop Corp. Class A *	707,621
27,600	Hibbett Sports, Inc. *	496,800
42,283	O’Reilly Automotive, Inc. *	1,610,137
75,560	OfficeMax, Inc.	474,517
75,180	Petsmart, Inc.	1,613,363
46,820	Texas Roadhouse, Inc. Class A *	510,806
20,510	Tiffany & Co.	520,134
33,310	Urban Outfitters, Inc. *	695,180
		10,484,381
	Semiconductors — 5.3%
20,222	Broadcom Corp. Class A *	501,303
21,660	Cavium Networks, Inc. *	364,105
29,880	Formfactor, Inc. *	515,131
25,865	Hittite Microwave Corp. *	898,809
22,278	Integrated Device Technology, Inc. *	134,559
46,830	Intellon Corp. *	199,028
42,618	Intersil Corp. Class A	535,708
24,411	Lam Research Corp. *	634,686
17,870	Linear Technology Corp.	417,265
62,300	Maxim Integrated Products, Inc.	977,487
25,002	Microchip Technology, Inc.	563,795
47,358	Nvidia Corp. *	534,672
54,281	Siliconware Precision Industries Co., Sponsored ADR	336,542
28,352	Varian Semiconductor Equipment Associates, Inc. *	680,164
26,800	Xilinx, Inc.	548,328
		7,841,582
	Software — 7.1%
35,562	ACI Worldwide, Inc. *	496,446
29,915	Ansys, Inc. *	932,151
29,025	BMC Software, Inc. *	980,755
22,750	Citrix Systems, Inc. *	725,497
3,693	Concur Technologies, Inc. *	114,778
45,791	Electronic Arts, Inc. *	994,580
39,561	Global Payments, Inc.	1,481,955
36,820	Medassets, Inc. *	716,149
31,140	MSCI, Inc. Class A *	761,062
127,165	Nuance Communications, Inc. *	1,537,425
7,940	Rosetta Stone, Inc. *	217,874
23,580	Salesforce.com, Inc. *	900,049
65,400	VeriFone Holdings, Inc. *	491,154
13,807	Verint Systems, Inc. *	142,212
		10,492,087
	Telecommunications — 5.8%
14,653	CommScope, Inc. *	384,788
82,375	Comverse Technology, Inc. *	704,306

See accompanying Notes to the Schedule of Investments.

Shares	Description	Value ($)
	Telecommunications — continued
19,090	DigitalGlobe, Inc. *	366,528
24,740	IPG Photonics Corp. *	271,398
10,100	Leap Wireless International, Inc. *	332,593
8,112	Millicom International Cellular SA *	456,381
18,870	Neutral Tandem, Inc. *	557,042
36,254	Nice Systems, Ltd., Sponsored ADR *	836,380
36,900	NII Holdings, Inc. Class B *	703,683
48,100	Polycom, Inc. *	974,987
66,614	SBA Communications Corp. *	1,634,707
40,890	Switch & Data Facilities Co., Inc. *	479,640
78,210	tw telecom, Inc. Class A *	803,217
		8,505,650
	Transportation — 0.8%
14,019	Genesee & Wyoming, Inc. Class A *	371,644
11,232	Kirby Corp. *	357,065
29,063	Knight Transportation, Inc.	480,993
		1,209,702
	TOTAL COMMON STOCKS (COST $143,412,463)	143,653,908

Par Value ($)
	SHORT-TERM INVESTMENTS — 2.9%

	Bank Deposits — 2.9%
4,201,329	Euro Time Deposit, 0.01%, due 07/01/09	4,201,329

	TOTAL SHORT-TERM INVESTMENTS (COST $4,201,329)	4,201,329

	TOTAL INVESTMENTS — 100.4% (Cost $147,613,792)	147,855,237
	Other Assets and Liabilities (net) — (0.4)%	(575,386)
	NET ASSETS — 100.0%	$147,279,851

	Notes to Schedule of Investments:

	ADR – American Depository Receipt
	REIT – Real Estate Investment Trust
*	Non-income producing security.

See accompanying Notes to the Schedule of Investments.

Asset Class Summary (Unaudited)	% of Total Net Assets
Common Stocks	97.5
Short-Term Investments	2.9
Other Assets and Liabilities (net)	(0.4)
100.0%

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund

Schedule of Investments

(showing percentage of net assets)

June 30, 2009 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 98.8%

	Advertising — 0.2%
50,900	Interpublic Group of Cos., Inc. *	257,045

	Aerospace & Defense — 0.2%
5,300	Ducommun, Inc.	99,587
4,500	Esterline Technologies Corp. *	121,815
4,000	Spirit Aerosystems Holdings, Inc. Class A *	54,960
		276,362
	Agriculture — 0.2%
6,100	Andersons (The), Inc.	182,634
3,800	Universal Corp.	125,818
		308,452
	Airlines — 0.3%
5,500	Alaska Air Group, Inc. *	100,430
28,750	Delta Air Lines, Inc. *	166,463
11,300	Skywest, Inc.	115,260
		382,153
	Apparel — 1.0%
17,800	Liz Claiborne, Inc.	51,264
3,590	Polo Ralph Lauren Corp.	192,209
5,500	Timberland Co. (The) Class A *	72,985
36,600	Warnaco Group (The), Inc. *	1,185,840
		1,502,298
	Auto Manufacturers — 0.0%
2,900	Oshkosh Corp.	42,166

	Auto Parts & Equipment — 0.1%
8,700	Exide Technologies *	32,451
9,300	Superior Industries International, Inc.	131,130
1,900	TRW Automotive Holdings Corp. *	21,470
		185,051
	Banks — 4.9%
16,800	Associated Banc-Corp.	210,000
9,480	Bancorpsouth, Inc.	194,624
14,100	Bank Mutual Corp.	122,952
18,890	Bank of Hawaii Corp.	676,829
1,000	BOK Financial Corp.	37,670
7,000	Central Pacific Financial Corp.	26,250
2,400	Citizens Republic Bancorp, Inc. *	1,704
3,600	City Holding Co.	109,296
100	City National Corp.	3,683
15,970	Commerce Bancshares, Inc.	508,325
2,800	Community Bank System, Inc.	40,768
4,300	Cullen/Frost Bankers, Inc.	198,316
25,000	CVB Financial Corp.	149,250

See accompanying Notes to the Schedule of Investments.

Shares	Description	Value ($)
	Banks — continued
17,073	First Horizon National Corp. *	204,876
19,300	First Midwest Bancorp, Inc.	141,083
23,900	Hanmi Financial Corp.	41,825
12,900	Huntington Bancshares, Inc.	53,922
38,400	International Bancshares Corp.	395,904
4,300	MB Financial, Inc.	43,817
4,100	National Penn Bancshares, Inc.	18,901
18,500	Oriental Financial Group	179,450
20,600	Pacific Capital Bancorp NA	44,084
76,794	People’s United Financial, Inc.	1,154,982
36,500	Popular, Inc.	80,300
44,800	Prosperity Bancshares, Inc.	1,336,384
2,800	S&T Bancorp, Inc.	34,048
13,400	Susquehanna Bancshares, Inc.	65,526
10,800	Synovus Financial Corp.	32,292
10,900	TCF Financial Corp.	145,733
1,200	Texas Capital Bancshares, Inc. *	18,564
6,600	Trustmark Corp.	127,512
5,110	UMB Financial Corp.	194,231
5,200	Umpqua Holdings Corp.	40,352
13,300	United Bankshares, Inc.	259,882
1,200	WesBanco, Inc.	17,448
11,690	Whitney Holding Corp.	107,080
7,100	Wilmington Trust Corp.	96,986
		7,114,849
	Beverages — 0.9%
4,382	Coca-Cola Bottling Co. Consolidated	241,579
43,600	Dr Pepper Snapple Group, Inc. *	923,884
7,395	National Beverage Corp. *	78,757
3,100	PepsiAmericas, Inc.	83,111
		1,327,331
	Biotechnology — 1.0%
4,500	Emergent Biosolutions, Inc. *	64,485
26,700	Life Technologies Corp. *	1,113,924
10,550	Martek Biosciences Corp.	223,133
		1,401,542
	Building Materials — 0.7%
10,000	Apogee Enterprises, Inc.	123,000
14,600	Armstrong World Industries, Inc. *	240,754
17,600	Comfort Systems USA, Inc.	180,400
55,213	Gibraltar Industries, Inc.	379,313
1,400	NCI Building Systems, Inc. *	3,696
5,100	Quanex Building Products Corp.	57,222
		984,385
	Chemicals — 2.1%
10,290	Airgas, Inc.	417,054
46,100	Celanese Corp.	1,094,875
4,600	Cytec Industries, Inc.	85,652
7,200	Eastman Chemical Co.	272,880

See accompanying Notes to the Schedule of Investments.

Shares	Description	Value ($)
	Chemicals — continued
19,800	Huntsman Corp.	99,594
6,000	Innophos Holdings, Inc.	101,340
9,450	Intrepid Potash, Inc. *	265,356
4,000	Minerals Technologies, Inc.	144,080
5,900	OM Group, Inc. *	171,218
24,600	Schulman A, Inc.	371,706
		3,023,755
	Coal — 0.3%
13,300	Walter Energy, Inc.	481,992

	Commercial Services — 4.0%
6,500	Administaff, Inc.	151,255
122,100	Advance America Cash Advance Centers, Inc.	540,903
3,400	Albany Molecular Research, Inc. *	28,526
9,500	AMN Healthcare Services, Inc. *	60,610
22,820	Brink’s Home Security Holdings, Inc. *	646,034
2,800	CDI Corp.	31,220
3,100	Consolidated Graphics, Inc. *	54,002
3,200	Convergys Corp. *	29,696
6,900	CRA International, Inc. *	191,544
8,200	Emergency Medical Services Corp. Class A *	301,924
21,130	Equifax, Inc.	551,493
21,470	Geo Group (The), Inc. *	398,913
7,400	Healthspring, Inc. *	80,364
13,110	Hillenbrand, Inc.	218,150
11,957	Ituran Location and Control, Ltd.	98,645
9,343	Jackson Hewitt Tax Service, Inc.	58,487
1,900	Kelly Services, Inc. Class A	20,805
4,700	Kendle International, Inc. *	57,528
9,140	Korn/Ferry International *	97,250
21,100	MPS Group, Inc. *	161,204
15,300	Pharmaceutical Product Development, Inc.	355,266
21,950	Rent-A-Center, Inc. *	391,369
15,500	RR Donnelley & Sons Co.	180,110
9,500	SAIC, Inc. *	176,225
18,200	Service Corp. International, US	99,736
12,980	Sotheby’s Class A	183,148
4,300	Steiner Leisure, Ltd. *	131,279
12,600	Stewart Enterprises, Inc. Class A	60,732
30,140	TrueBlue, Inc. *	253,176
11,670	Viad Corp.	200,957
		5,810,551
	Computers — 1.6%
3,860	Affiliated Computer Services, Inc. Class A *	171,461
76,516	Brocade Communications Systems, Inc. *	598,355
6,700	Cogo Group, Inc. *	39,999
1,100	DST Systems, Inc. *	40,645
19,400	Lexmark International, Inc. Class A *	307,490
30,900	Synopsys, Inc. *	602,859
21,800	Western Digital Corp. *	577,700
		2,338,509

See accompanying Notes to the Schedule of Investments.

Shares	Description	Value ($)
	Cosmetics & Personal Care — 0.8%
12,400	Alberto-Culver Co.	315,332
96,830	Elizabeth Arden, Inc. *	845,326
		1,160,658
	Distribution & Wholesale — 1.6%
2,660	Houston Wire & Cable Co.	31,681
69,850	Ingram Micro, Inc. Class A *	1,222,375
1,800	Owens & Minor, Inc.	78,876
10,800	Tech Data Corp. *	353,268
400	United Stationers, Inc. *	13,952
25,011	WESCO International, Inc. *	626,275
		2,326,427
	Diversified Financial Services — 2.4%
200	E*Trade Financial Corp. *	256
46,400	GFI Group, Inc.	312,736
69,400	Invesco, Ltd.	1,236,708
28,500	Nelnet, Inc. Class A *	387,315
6,930	Oppenheimer Holdings, Inc. Class A	146,708
27,400	Stifel Financial Corp. *	1,317,666
		3,401,389
	Electric — 6.7%
66,500	AES Corp. (The) *	772,065
7,380	Allete, Inc.	212,175
6,300	Alliant Energy Corp.	164,619
5,800	Avista Corp.	103,298
97,700	CMS Energy Corp.	1,180,216
29,700	Dynegy, Inc. Class A *	67,419
7,700	El Paso Electric Co. *	107,492
33,000	Hawaiian Electric Industries, Inc.	628,980
10,720	Integrys Energy Group, Inc.	321,493
11,300	MDU Resources Group, Inc.	214,361
38,900	Mirant Corp. *	612,286
35,300	Northeast Utilities	787,543
23,300	NorthWestern Corp.	530,308
33,848	NRG Energy, Inc. *	878,694
98,000	NV Energy, Inc.	1,057,420
1,100	OGE Energy Corp.	31,152
17,900	Pepco Holdings, Inc.	240,576
27,590	Pike Electric Corp. *	332,459
6,200	Pinnacle West Capital Corp.	186,930
26,700	Portland General Electric Co.	520,116
5,300	SCANA Corp.	172,091
16,000	Unitil Corp.	329,920
6,700	Wisconsin Energy Corp.	272,757
		9,724,370
	Electrical Components & Equipment — 1.3%
9,100	Belden, Inc.	151,970
4,400	Encore Wire Corp.	93,940
38,526	General Cable Corp. *	1,447,807
4,400	Hubbell, Inc.	141,064

See accompanying Notes to the Schedule of Investments.

Shares	Description	Value ($)
	Electrical Components & Equipment — continued
1,600	Molex, Inc.	24,880
		1,859,661
	Electronics — 2.9%
46,112	Arrow Electronics, Inc. *	979,419
33,394	Avnet, Inc. *	702,276
4,980	Bel Fuse, Inc. Class B	79,879
4,600	Benchmark Electronics, Inc. *	66,240
12,600	Brady Corp. Class A	316,512
29,054	Coherent, Inc. *	600,837
2,800	Cubic Corp.	100,212
9,700	Jabil Circuit, Inc.	71,974
15,800	Methode Electronics, Inc.	110,916
20,200	OSI Systems, Inc. *	421,170
12,800	PerkinElmer, Inc.	222,720
5,700	Rogers Corp. *	115,311
7,500	Thomas & Betts Corp. *	216,450
900	Varian, Inc. *	35,487
19,700	Vishay Intertechnology, Inc. *	133,763
		4,173,166
	Engineering & Construction — 0.6%
10,000	Emcor Group, Inc. *	201,200
10,000	Fluor Corp.	512,900
1,100	KBR, Inc.	20,284
3,100	Michael Baker Corp. *	131,316
		865,700
	Entertainment — 0.1%
2,800	Cinemark Holdings, Inc.	31,696
4,430	International Speedway Corp. Class A	113,452
		145,148
	Environmental Control — 0.0%
2,200	Mine Safety Appliances Co.	53,020

	Food — 3.1%
11,530	American Dairy, Inc. *	457,280
13,300	American Italian Pasta Co. Class A *	387,562
14,300	B&G Foods, Inc. Class A	120,263
7,100	Chiquita Brands International, Inc. *	72,846
1,700	Corn Products International, Inc.	45,543
28,500	Dean Foods Co. *	546,915
56,800	Del Monte Foods Co.	532,784
7,900	Fresh Del Monte Produce, Inc. *	128,454
11,074	Industries Bachoco, S.A.B., Sponsored ADR	235,876
4,100	J&J Snack Foods Corp.	147,190
4,100	JM Smucker Co. (The)	199,506
4,200	Lancaster Colony Corp.	185,094
5,000	Nash Finch Co.	135,300
30,220	Ruddick Corp.	708,055
2,500	Spartan Stores, Inc.	31,025

See accompanying Notes to the Schedule of Investments.

Shares	Description	Value ($)
	Food — continued
400	SUPERVALU, Inc.	5,180
3,300	TreeHouse Foods, Inc. *	94,941
11,863	Village Super Market, Inc. Class A	352,924
7,600	Winn-Dixie Stores, Inc. *	95,304
		4,482,042
	Forest Products & Paper — 1.6%
1,833	Domtar Corp. *	30,391
27,390	Glatfelter	243,771
12,600	MeadWestvaco Corp.	206,766
1,500	Potlatch Corp.	36,435
4,000	Rayonier, Inc.	145,400
76,216	Temple-Inland, Inc.	999,954
85,276	Wausau Paper Corp.	573,055
		2,235,772
	Gas — 1.3%
6,000	AGL Resources, Inc.	190,800
6,700	Atmos Energy Corp.	167,768
6,300	Energen Corp.	251,370
7,600	New Jersey Resources Corp.	281,504
1,100	Nicor, Inc.	38,082
29,300	NiSource, Inc.	341,638
11,100	Southern Union Co.	204,129
8,200	UGI Corp.	209,018
2,700	Vectren Corp.	63,261
5,700	WGL Holdings, Inc.	182,514
		1,930,084
	Hand & Machine Tools — 0.8%
5,200	Black & Decker Corp.	149,032
10,474	Lincoln Electric Holdings, Inc.	377,483
24,100	Snap-On, Inc.	692,634
200	Stanley Works (The)	6,768
		1,225,917
	Health Care - Products — 0.7%
15,200	Hill-Rom Holdings, Inc.	246,544
16,400	Invacare Corp.	289,460
2,900	SonoSite, Inc. *	58,174
9,420	STERIS Corp.	245,674
2,910	West Pharmaceutical Services, Inc.	101,413
		941,265
	Health Care - Services — 1.8%
2,200	Centene Corp. *	43,956
4,500	Community Health Systems, Inc. *	113,625
19,600	Gentiva Health Services, Inc. *	322,616
92,200	Health Management Associates, Inc. Class A *	455,468
10,700	Health Net, Inc. *	166,385
8,900	Kindred Healthcare, Inc. *	110,093
3,400	LifePoint Hospitals, Inc. *	89,250

See accompanying Notes to the Schedule of Investments.

Shares	Description	Value ($)
	Health Care - Services — continued
8,300	Magellan Health Services, Inc. *	272,406
3,100	Medcath Corp. *	36,456
2,300	Molina Healthcare, Inc. *	55,016
3,170	Pediatrix Medical Group, Inc. *	133,552
9,720	Res-Care, Inc. *	138,996
71,600	Sun Healthcare Group, Inc. *	604,304
2,100	Universal Health Services, Inc. Class B	102,585
		2,644,708
	Home Builders — 0.5%
23,500	Centex Corp.	198,810
8,800	MDC Holdings, Inc.	264,968
200	NVR, Inc. *	100,478
3,700	Pulte Homes, Inc.	32,671
900	Ryland Group, Inc.	15,084
21,300	Standard Pacific Corp. *	43,239
		655,250
	Home Furnishings — 0.0%
1,100	Harman International Industries, Inc.	20,680

	Household Products & Wares — 0.9%
13,300	American Greetings Corp. Class A	155,344
13,600	Fortune Brands, Inc.	472,464
8,400	Helen of Troy, Ltd. *	141,036
25,100	Jarden Corp. *	470,625
		1,239,469
	Insurance — 10.4%
4,941	Alleghany Corp. *	1,339,011
10,350	Allied World Assurance Co. Holdings, Ltd./Bermuda	422,590
7,300	American Equity Investment Life Holding Co.	40,734
6,400	American Financial Group, Inc.	138,112
5,500	Amtrust Financial Services, Inc.	62,700
22,600	Arch Capital Group, Ltd. *	1,323,908
31,200	Arthur J Gallagher & Co.	665,808
8,100	Aspen Insurance Holdings, Ltd.	180,954
26,850	Assurant, Inc.	646,816
6,100	Axis Capital Holdings, Ltd.	159,698
20,500	CNA Financial Corp.	317,135
76,300	Conseco, Inc. *	180,831
1,100	Delphi Financial Group, Inc. Class A	21,373
10,800	Endurance Specialty Holdings, Ltd.	316,440
7,010	Erie Indemnity Co. Class A	250,678
8,000	Flagstone Reinsurance Holdings, Ltd.	82,400
12,100	Genworth Financial, Inc. Class A	84,579
23,690	Hanover Insurance Group (The), Inc.	902,826
10,800	HCC Insurance Holdings, Inc.	259,308
16,000	Horace Mann Educators Corp.	159,520
2,700	Infinity Property & Casualty Corp.	98,442
8,200	IPC Holdings, Ltd.	224,188
16,170	Max Capital Group, Ltd.	298,498
27,000	MGIC Investment Corp.	118,800

See accompanying Notes to the Schedule of Investments.

Shares	Description	Value ($)
	Insurance — continued
4,700	Montpelier Re Holdings, Ltd.	62,463
6,010	Navigators Group, Inc. *	267,024
10,180	PartnerRe, Ltd.	661,191
13,500	Phoenix Cos. (The), Inc. *	22,545
14,400	Platinum Underwriters Holdings, Ltd.	411,696
39,740	Reinsurance Group of America, Inc.	1,387,323
5,700	RenaissanceRe Holdings, Ltd.	265,278
22,674	StanCorp Financial Group, Inc.	650,290
26,433	Tower Group, Inc.	655,010
4,700	Transatlantic Holdings, Inc.	203,651
7,205	United America Indemnity, Ltd. *	34,512
3,900	Universal American Corp. NY *	34,008
69,000	Unum Group	1,094,340
2,100	Validus Holdings, Ltd.	46,158
815	White Mountains Insurance Group, Ltd.	186,562
9,500	Willis Group Holdings, Ltd.	244,435
12,980	WR Berkley Corp.	278,681
7,490	Zenith National Insurance Corp.	162,833
		14,963,349
	Internet — 1.2%
56,950	Avocent Corp. *	795,022
11,500	Check Point Software Technologies *	269,905
1,800	Earthlink, Inc. *	13,338
1,100	i2 Technologies, Inc. *	13,805
3,600	IAC/InterActiveCorp *	57,780
5,600	RealNetworks, Inc. *	16,744
59,100	TeleCommunication Systems, Inc. Class A *	420,201
16,700	TIBCO Software, Inc. *	119,739
		1,706,534
	Investment Companies — 0.1%
23,700	American Capital, Ltd.	76,077
17,500	Apollo Investment Corp.	105,000
		181,077
	Iron & Steel — 0.7%
800	AK Steel Holding Corp.	15,352
20,000	Carpenter Technology Corp.	416,200
14,352	Reliance Steel & Aluminum Co.	550,973
		982,525
	Leisure Time — 0.3%
15,040	Callaway Golf Co.	76,253
25,250	Royal Caribbean Cruises, Ltd.	341,885
		418,138
	Lodging — 0.5%
7,300	MGM Mirage *	46,647
57,600	Wyndham Worldwide Corp.	698,112
		744,759

See accompanying Notes to the Schedule of Investments.

Shares	Description	Value ($)
	Machinery - Construction & Mining — 0.0%
800	Joy Global, Inc.	28,576

	Machinery - Diversified — 0.8%
3,300	AGCO Corp. *	95,931
12,000	Chart Industries, Inc. *	218,160
20,422	Gardner Denver, Inc. *	514,022
4,600	Middleby Corp. *	202,032
3,100	NACCO Industries, Inc. Class A	89,032
		1,119,177
	Media — 1.0%
17,400	CKX, Inc. *	123,366
8,500	Gannett Co., Inc.	30,345
16,200	McGraw-Hill Cos. (The), Inc.	487,782
42,700	Shaw Communications, Inc. Class B	719,922
8,400	World Wrestling Entertainment, Inc. Class A	105,504
		1,466,919
	Metal Fabricate & Hardware — 1.2%
22,900	CIRCOR International, Inc.	540,669
4,200	Haynes International, Inc. *	99,540
1,300	Ladish Co., Inc. *	16,861
4,900	LB Foster Co. Class A *	147,343
13,500	Mueller Industries, Inc.	280,800
27,750	Timken Co.	473,970
9,100	Worthington Industries, Inc.	116,389
		1,675,572
	Mining — 1.6%
2,400	Brush Engineered Materials, Inc. *	40,200
3,160	Compass Minerals International, Inc.	173,516
5,800	Kaiser Aluminum Corp.	208,278
10,300	RTI International Metals, Inc. *	182,001
116,400	Thompson Creek Metals Co., Inc. *	1,189,608
58,300	Yamana Gold, Inc.	515,372
		2,308,975
	Miscellaneous - Manufacturing — 3.4%
2,400	Acuity Brands, Inc.	67,320
25,260	Aptargroup, Inc.	853,030
23,210	Brink’s Co. (The)	673,786
8,100	Ceradyne, Inc. *	143,046
26,200	Cooper Industries, Ltd. Class A	813,510
6,200	Crane Co.	138,322
14,200	Eastman Kodak Co.	42,032
11,400	EnPro Industries, Inc. *	205,314
3,100	Federal Signal Corp.	23,715
103,214	Griffon Corp. *	858,741
2,700	John Bean Technologies Corp.	33,804
7,000	Koppers Holdings, Inc.	184,590
1,400	Leggett & Platt, Inc.	21,322
10,800	SPX Corp.	528,876

See accompanying Notes to the Schedule of Investments.

Shares	Description	Value ($)
	Miscellaneous - Manufacturing — continued
1,800	Teleflex, Inc.	80,694
10,500	Tredegar Corp.	139,860
7,500	Trinity Industries, Inc.	102,150
		4,910,112
	Office Furnishings — 0.3%
11,600	Herman Miller, Inc.	177,944
35,000	Steelcase, Inc. Class A	203,700
		381,644
	Oil & Gas — 5.0%
2,900	ATP Oil & Gas Corp. *	20,184
35,254	Bill Barrett Corp. *	968,075
16,630	Cimarex Energy Co.	471,294
1,000	Clayton Williams Energy, Inc. *	18,870
2,900	Comstock Resources, Inc. *	95,845
14,102	Continental Resources, Inc. *	391,331
44,000	Delek US Holdings, Inc.	373,120
37,314	Denbury Resources, Inc. *	549,635
9,800	Encore Acquisition Co. *	302,330
9,810	Frontier Oil Corp.	128,609
37,200	Noble Corp.	1,125,300
19,300	Patterson-UTI Energy, Inc.	248,198
3,200	Petroleum Development Corp. *	50,208
58,680	Petroquest Energy, Inc. *	216,529
2,500	Pioneer Natural Resources Co.	63,750
5,700	Plains Exploration & Production Co. *	155,952
24,630	Rosetta Resources, Inc. *	215,513
16,300	Rowan Cos., Inc.	314,916
31,914	St Mary Land & Exploration Co.	666,045
7,100	Stone Energy Corp. *	52,682
6,400	Sunoco, Inc.	148,480
5,200	Swift Energy Co. *	86,580
6,000	Tesoro Corp.	76,380
28,700	Vaalco Energy, Inc. *	121,401
400	W&T Offshore, Inc.	3,896
11,300	Whiting Petroleum Corp. *	397,308
		7,262,431
	Oil & Gas Services — 1.0%
70,880	Acergy SA, Sponsored ADR	697,459
15,050	BJ Services Co.	205,132
11,460	Cal Dive International, Inc. *	98,900
13,500	Global Industries, Ltd. *	76,410
5,800	Hercules Offshore, Inc. *	23,026
24,300	Key Energy Services, Inc. *	139,968
700	Newpark Resources *	1,995
2,400	SEACOR Holdings, Inc. *	180,576
2,900	Willbros Group, Inc. *	36,279
		1,459,745
	Packaging & Containers — 1.4%
31,200	Crown Holdings, Inc. *	753,168

See accompanying Notes to the Schedule of Investments.

Shares	Description	Value ($)
	Packaging & Containers — continued
23,414	Packaging Corp. of America	379,307
10,800	Pactiv Corp. *	234,360
5,400	Sealed Air Corp.	99,630
3,600	Silgan Holdings, Inc.	176,508
13,400	Sonoco Products Co.	320,930
		1,963,903
	Pharmaceuticals — 2.5%
13,800	Endo Pharmaceuticals Holdings, Inc. *	247,296
19,000	King Pharmaceuticals, Inc. *	182,970
60,900	Omnicare, Inc.	1,568,784
13,800	Par Pharmaceutical Cos., Inc. *	209,070
12,900	Perrigo Co.	358,362
4,600	PharMerica Corp. *	90,298
37,270	Sepracor, Inc. *	645,516
8,600	Watson Pharmaceuticals, Inc. *	289,734
		3,592,030
	Pipelines — 0.7%
58,500	El Paso Corp.	539,955
8,400	National Fuel Gas Co.	303,072
7,200	ONEOK, Inc.	212,328
		1,055,355
	Real Estate — 0.3%
8,050	FirstService Corp. *	95,231
24,270	Hilltop Holdings, Inc. *	288,085
		383,316
	REITS — 4.8%
700	Agree Realty Corp. REIT	12,831
1,900	Alexandria Real Estate Equities, Inc. REIT	68,001
9,900	AMB Property Corp. REIT	186,219
2,368	American Campus Communities, Inc. REIT	52,522
3,300	Anthracite Capital, Inc. REIT	2,046
6,500	Anworth Mortgage Asset Corp. REIT	46,865
4,456	Apartment Investment & Management Co. REIT Class A	39,436
4,800	BioMed Realty Trust, Inc. REIT	49,104
10,600	Boston Properties, Inc. REIT	505,620
5,600	Brandywine Realty Trust REIT	41,720
3,000	Bre Properties, Inc. REIT	71,280
1,100	Camden Property Trust REIT	30,360
3,000	Capital Trust Inc., NY REIT Class A	4,350
4,000	Capstead Mortgage Corp. REIT	50,840
3,591	CBL & Associates Properties, Inc. REIT	19,355
3,100	Cedar Shopping Centers, Inc. REIT	14,012
2,800	Colonial Properties Trust REIT	20,720
2,600	Corporate Office Properties Trust REIT	76,258
711	Cousins Properties, Inc. REIT	6,044
10,400	DCT Industrial Trust, Inc. REIT	42,432
5,100	DiamondRock Hospitality Co. REIT	31,926
29,700	Digital Realty Trust, Inc. REIT	1,064,745
7,500	Douglas Emmett, Inc. REIT	67,425

See accompanying Notes to the Schedule of Investments.

Shares	Description	Value ($)
	REITS — continued
9,100	Duke Realty Corp. REIT	79,807
1,800	Equity One, Inc. REIT	23,868
1,200	Essex Property Trust, Inc. REIT	74,676
4,900	Extra Space Storage, Inc. REIT	40,915
2,400	Federal Realty Invs Trust REIT	123,648
2,200	First Industrial Realty Trust, Inc. REIT	9,570
1,600	First Potomac Realty Trust REIT	15,600
3,500	Franklin Street Properties Corp. REIT	46,375
900	Hatteras Financial Corp. REIT	25,731
36,000	Health Care REIT, Inc.	1,227,600
3,400	Healthcare Realty Trust, Inc. REIT	57,222
3,600	Highwoods Properties, Inc. REIT	80,532
5,800	Hospitality Properties Trust REIT	68,962
14,500	HRPT Properties Trust REIT	58,870
2,000	Inland Real Estate Corp. REIT	14,000
7,500	iStar Financial, Inc. REIT	21,300
5,066	Lexington Realty Trust REIT	17,224
6,000	Liberty Property Trust REIT	138,240
1,300	LTC Properties, Inc. REIT	26,585
3,800	Mack-Cali Realty Corp. REIT	86,640
5,300	Medical Properties Trust, Inc. REIT	32,171
13,600	MFA Financial, Inc. REIT	94,112
1,800	Mission West Properties, Inc. REIT	12,294
900	Monmouth Real Estate Investment Corp. REIT Class A	5,274
46,500	National Retail Properties, Inc. REIT	806,775
5,500	Nationwide Health Properties, Inc. REIT	141,570
7,769	NorthStar Realty Finance Corp. REIT	21,986
4,000	Omega Healthcare Investors, Inc. REIT	62,080
1,000	Parkway Properties Inc. REIT	13,000
2,600	Post Properties, Inc. REIT	34,944
7,200	RAIT Financial Trust REIT	9,864
6,000	Realty Income Corp. REIT	131,520
3,400	Redwood Trust, Inc. REIT	50,184
4,200	Regency Centers Corp. REIT	146,622
2,800	Resource Capital Corp. REIT	8,960
7,100	Senior Housing Properties Trust REIT	115,872
1,500	Sovran Self Storage, Inc. REIT	36,900
10,300	Strategic Hotels & Resorts, Inc. REIT	11,433
6,600	U-Store-It Trust REIT	32,340
8,884	UDR, Inc. REIT	91,772
6,300	Ventas, Inc. REIT	188,118
4,600	Weingarten Realty Investors REIT	66,746
		6,856,013
	Retail — 6.6%
5,920	Abercrombie & Fitch Co. Class A	150,309
26,800	AnnTaylor Stores Corp. *	213,864
29,900	Autonation, Inc. *	518,765
29,060	Barnes & Noble, Inc.	599,508
5,980	Big Lots, Inc. *	125,759
9,400	BJ’s Wholesale Club, Inc. *	302,962
6,600	Bob Evans Farms, Inc.	189,684
38,919	Casey’s General Stores, Inc.	999,829
8,100	Cato Corp. Class A	141,264
9,530	Copart, Inc. *	330,405
18,330	Cracker Barrel Old Country Store, Inc.	511,407

See accompanying Notes to the Schedule of Investments.

Shares	Description	Value ($)
	Retail — continued
13,800	Darden Restaurants, Inc.	455,124
9,390	Dollar Tree, Inc. *	395,319
15,660	Dress Barn, Inc. *	223,938
3,700	Family Dollar Stores, Inc.	104,710
22,300	Finish Line (The) Class A	165,466
96,600	Foot Locker, Inc.	1,011,402
22,710	Fred’s, Inc. Class A	286,146
1,800	Genesco, Inc. *	33,786
19,100	Haverty Furniture Cos., Inc.	174,765
14,500	HOT Topic, Inc. *	105,995
1,000	HSN, Inc. *	10,570
9,900	Insight Enterprises, Inc. *	95,634
11,200	Jo-Ann Stores, Inc. *	231,504
2,700	Jones Apparel Group, Inc.	28,971
5,610	JOS A Bank Clothiers, Inc. *	193,321
8,900	Nu Skin Enterprises, Inc. Class A	136,170
49,300	Office Depot, Inc. *	224,808
28,730	OfficeMax, Inc.	180,424
7,230	Papa John’s International, Inc. *	179,232
27,150	Petsmart, Inc.	582,639
4,600	PF Chang’s China Bistro, Inc. *	147,476
20,400	RadioShack Corp.	284,784
5,600	Red Robin Gourmet Burgers, Inc. *	105,000
3,700	Signet Jewelers, Ltd.	77,034
2,100	Williams-Sonoma, Inc.	24,927
		9,542,901
	Savings & Loans — 2.2%
9,700	Astoria Financial Corp.	83,226
112,700	First Niagara Financial Group, Inc.	1,287,034
7,400	Flushing Financial Corp.	69,190
101,400	Hudson City Bancorp, Inc.	1,347,606
27,800	Provident Financial Services, Inc.	252,980
2,300	WSFS Financial Corp.	62,813
		3,102,849
	Semiconductors — 1.4%
6,200	Advanced Micro Devices, Inc. *	23,994
12,100	Emulex Corp. *	118,338
13,200	Integrated Device Technology, Inc. *	79,728
54,100	Marvell Technology Group, Ltd. *	629,724
70,400	Semtech Corp. *	1,120,064
1,100	Zoran Corp. *	11,990
		1,983,838
	Software — 1.7%
13,700	Acxiom Corp.	120,971
15,900	Compuware Corp. *	109,074
7,100	Epicor Software Corp. *	37,630
56,300	Informatica Corp. *	967,797
18,000	Parametric Technology Corp. *	210,420
15,900	Quest Software, Inc. *	221,646

See accompanying Notes to the Schedule of Investments.

Shares	Description	Value ($)
	Software — continued
31,800	Solera Holdings, Inc. *	807,720
		2,475,258
	Telecommunications — 2.6%
62,000	3Com Corp. *	292,020
7,700	Black Box Corp.	257,719
19,900	CenturyTel, Inc.	610,930
300	EchoStar Corp. Class A *	4,782
8,700	Frontier Communications Corp.	62,118
11,300	JDS Uniphase Corp. *	64,636
4,700	Loral Space & Communications, Inc. *	121,025
44,300	Mastec, Inc. *	519,196
74,700	NTELOS Holdings Corp.	1,375,974
45,000	Tellabs, Inc. *	257,850
3,710	United States Cellular Corp. *	142,650
		3,708,900
	Textiles — 0.2%
1,800	G&K Services, Inc. Class A	38,070
7,230	Unifirst Corp. MA	268,739
		306,809
	Toys, Games & Hobbies — 0.2%
23,380	Jakks Pacific, Inc. *	299,965

	Transportation — 1.4%
6,000	Atlas Air Worldwide Holdings, Inc. *	139,140
4,340	Bristow Group, Inc. *	128,594
7,600	DHT Maritime, Inc.	39,596
2,500	Horizon Lines, Inc.	9,650
27,300	Kansas City Southern *	439,803
19,500	Kirby Corp. *	619,905
1,700	Knightsbridge Tankers, Ltd.	23,188
10,300	Overseas Shipholding Group	350,612
11,400	Pacer International, Inc.	25,422
1,500	Ryder System, Inc.	41,880
600	TBS International, Ltd. *	4,686
2,900	Tidewater, Inc.	124,323
75,500	YRC Worldwide, Inc. *	130,615
		2,077,414
	Trucking & Leasing — 0.5%
600	Aircastle, Ltd.	4,410
6,800	Amerco, Inc. *	252,620
35,100	Textainer Group Holdings, Ltd.	403,299
		660,329
	Water — 0.2%
12,939	SJW Corp.	293,715
	TOTAL COMMON STOCKS (COST $143,077,285)	142,433,295

See accompanying Notes to the Schedule of Investments.

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 0.8%

	Bank Deposits — 0.8%
1,085,297	Euro Time Deposit, 0.01%, due 07/01/09	1,085,297
	TOTAL SHORT-TERM INVESTMENTS (COST $1,085,297)	1,085,297

	TOTAL INVESTMENTS — 99.6% (Cost $144,162,582)	143,518,592
	Other Assets and Liabilities (net) — 0.4%	597,480
	NET ASSETS — 100.0%	$144,116,072

Notes to Schedule of Investments:

ADR — American Depository Receipt
REIT — Real Estate Investment Trust
*	Non-income producing security.

See accompanying Notes to the Schedule of Investments.

Asset Class Summary (Unaudited)	% of Total Net Assets
Common Stocks	98.8
Short-Term Investments	0.8
Other Assets and Liabilities (net)	0.4
100.0%

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund

Schedule of Investments

(showing percentage of net assets)

June 30, 2009 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.5%

	Australia — 3.7%
201,419	Austria & New Zealand Banking Group, Ltd.	2,685,185
135,344	BHP Billiton, Ltd.	3,799,022
157,916	BlueScope Steel, Ltd.	322,998
56,900	Commonwealth Bank of Australia	1,794,031
100,042	CSL, Ltd., Australia	2,600,258
158,918	Foster’s Group, Ltd.	661,658
86,000	Lend Lease Corp., Ltd.	487,382
43,776	Macquarie Group, Ltd.	1,383,777
177,422	Mirvac Group	154,912
134,474	National Australia Bank, Ltd.	2,439,576
16,557	Newcrest Mining, Ltd.	408,392
41,098	Origin Energy, Ltd.	486,424
402,554	Qantas Airways, Ltd.	654,144
26,019	QBE Insurance Group, Ltd.	418,598
46,969	Santos, Ltd.	555,911
183,880	Stockland	477,191
170,926	Tabcorp Holdings, Ltd.	989,405
474,638	Telstra Corp., Ltd.	1,300,814
22,187	Westpac Banking Corp.	363,226
32,192	Woodside Petroleum, Ltd.	1,124,567
23,443	Woolworths, Ltd.	499,588
	Total Australia	23,607,059

	Austria — 0.5%
578	Flughafen Wien AG	23,430
2,998	OMV AG	112,236
65,885	Vienna Insurance Group	2,862,974
	Total Austria	2,998,640

	Belgium — 1.0%
24,536	Anheuser-Busch InBev NV	885,853
2,600	Colruyt SA	592,984
28,162	Delhaize Group	1,980,405
66,399	Dexia *	503,299
64,635	Fortis SA *	220,305
27,417	Groupe Bruxelles Lambert SA	2,003,582
	Total Belgium	6,186,428

	Bermuda — 0.4%
328,400	Esprit Holdings, Ltd.	1,841,147
135,000	Huabao International Holdings, Ltd.	130,644
22,383	Lancashire Holdings, Ltd. *	171,959
22,009	Signet Jewelers, Ltd. *	444,732
105,500	Yue Yuen Industrial Holdings	248,570
	Total Bermuda	2,837,052

	Brazil — 1.0%
247,080	Banco do Brasil SA	2,670,249
42,710	Cia de Concessoes Rodoviarias	684,955
49,500	Companhia Brasileira de Meios de Pagamento *	425,592
10,330	Empresa Brasileira de Aeronautica SA, ADR	171,065

See accompanying Notes to the Schedule of Investments.

Shares	Description	Value ($)
	Brazil — continued
1	Iochpe Maxion SA	7
29,325	Itau Unibanco Holding SA, ADR	464,215
49,848	JHSF Participacoes SA	46,801
66,818	Redecard SA	1,027,943
25,356	Souza Cruz SA	722,202
	Total Brazil	6,213,029

	Canada — 3.4%
18,400	Bank of Montreal	776,655
35,800	BCE, Inc.	739,829
191,100	Bombardier, Inc. Class B	567,697
87,900	Brookfield Properties Corp.	696,328
118,922	Cameco Corp.	3,055,610
15,900	Canadian Imperial Bank of Commerce	798,320
8,400	Canadian National Railway Co.	361,431
44,572	Encana Corp.	2,213,344
3,400	Fairfax Financial Holdings, Ltd.	854,867
77,800	IAMGOLD Corp.	789,154
14,400	Industrial Alliance Insurance and Financial Services, Inc.	282,086
13,000	Magna International, Inc. Class A	552,417
9,600	Metro, Inc. Class A	314,283
24,700	National Bank of Canada	1,143,174
37,771	Nexen, Inc.	821,865
79,700	Petro-Canada	3,082,726
50,700	Royal Bank of Canada	2,076,720
40,100	Sun Life Financial, Inc.	1,084,204
32,900	TELUS Corp.	849,873
14,900	Toronto-Dominion Bank	770,948
	Total Canada	21,831,531

	Cayman Islands — 0.8%
1,620,000	Parkson Retail Group, Ltd.	2,332,785
240,800	Tencent Holdings, Ltd.	2,799,476
	Total Cayman Islands	5,132,261

	Czech Republic — 0.1%
20,100	CEZ	910,422

	Denmark — 0.5%
9,948	Novo Nordisk AS	537,760
36,474	Vestas Wind Systems AS *	2,614,021
	Total Denmark	3,151,781

	Egypt — 0.5%
32,223	Commercial International Bank	282,887
14,012	Eastern Tobacco	281,442
10,932	Egyptian Co. for Mobile Services	382,093
18,681	Orascom Construction Industries	637,806
47,400	Orascom Construction Industries, GDR	1,540,974
	Total Egypt	3,125,202

See accompanying Notes to the Schedule of Investments.

Shares	Description	Value ($)
	Finland — 1.8%
162,921	Fortum OYJ	3,706,614
92,262	Kone OYJ	2,825,050
22,185	Neste Oil OYJ	308,066
241,408	Nokia OYJ	3,535,099
21,595	Outokumpu OYJ	372,267
8,565	Rautaruukki OYJ	171,195
22,003	Sampo OYJ Class A	415,101
20,254	Tieto OYJ	269,036
	Total Finland	11,602,428

	France — 8.7%
5,600	Air Liquide	511,429
133,684	AXA SA	2,510,785
149,869	BNP Paribas	9,722,389
21,366	Casino Guichard Perrachon SA	1,440,012
7,600	Cie de Saint-Gobain	253,978
184,384	Credit Agricole SA	2,295,567
11,086	Dassault Systemes SA	489,196
21,000	Electricite de France	1,021,375
8,616	Essilor International	410,656
189,788	France Telecom SA	4,301,892
10,827	GDF Suez	403,049
6,568	Hermes International	912,048
4,241	L’Oreal	316,914
24,300	Lagardere S.C.A.	806,778
29,130	LVMH Moet Hennessy Louis Vuitton SA	2,222,741
5,721	Nexans SA	303,850
14,396	Peugeot SA *	378,005
70,043	Renault SA *	2,571,094
150,169	Sanofi-Aventis	8,819,271
68,221	Societe Generale	3,720,914
2,604	Technip SA	127,436
180,125	Total SA	9,722,065
2,529	UBISOFT Entertainment *	61,528
4,163	Unibail-Rodamco REIT	619,893
11,016	Vallourec	1,337,027
5,578	Wendel	179,952
	Total France	55,459,844

	Germany — 7.4%
4,408	Adidas AG	167,556
27,400	Allianz AG	2,522,333
10,891	Aurubis AG	315,302
73,100	BASF AG	2,904,781
85,323	Bayer AG	4,574,106
15,252	Bayerische Motoren Werke AG	574,194
4,326	Demag Cranes AG	97,814
111,160	Deutsche Bank AG	6,734,905
3,480	Deutsche Boerse AG	269,834
27,600	Deutsche Lufthansa	345,708
90,410	Deutsche Post AG	1,177,465
367,770	Deutsche Telekom AG	4,333,163
85,091	E.ON AG	3,010,081
26,068	Fresenius Medical Care AG & Co. KGaA	1,166,035
26,257	Hannover Rueckversicherung AG *	970,823

See accompanying Notes to the Schedule of Investments.

Shares	Description	Value ($)
	Germany — continued
21,287	Heidelberger Druckmaschinen AG	118,537
6,987	K&S AG	392,307
12,743	Kloeckner & Co. SE *	270,612
11,709	Lanxess AG	290,041
38,557	Linde AG	3,160,011
20,400	Metro AG	973,451
7,349	MTU Aero Engines Holding AG	268,010
35,951	Muenchener Rueckver AG	4,850,543
33,334	RWE AG	2,622,541
7,388	Salzgitter AG	646,845
39,543	SAP AG	1,590,182
11,209	SGL Carbon AG *	346,048
16,900	Siemens AG	1,165,328
4,238	Software AG	299,659
43,414	Suedzucker AG	881,146
9,569	Thyssenkrupp AG	237,434
	Total Germany	47,276,795

	Greece — 1.1%
122,311	Coca Cola Hellenic Bottling Co. SA	2,521,926
166,056	National Bank of Greece SA *	4,611,787
	Total Greece	7,133,713

	Hong Kong — 1.4%
1,258,000	China Resources Power Holdings Co., Ltd.	2,791,930
183,500	CLP Holdings, Ltd.	1,217,012
2,521,000	CNOOC, Ltd.	3,126,020
6,100	Hang Seng Bank, Ltd.	85,400
184,000	Hongkong Electric Holdings	1,023,271
1,318,000	Shougang Concord International Enterprises Co., Ltd.	221,082
34,000	Sun Hung Kai Properties, Ltd.	425,984
	Total Hong Kong	8,890,699

	India — 0.8%
6,000	Infosys Technologies, Ltd., Sponsored ADR	220,680
5,208	Jindal Steel & Power, Ltd.	273,397
62,619	Oil & Natural Gas Corp., Ltd.	1,395,121
47,391	Punjab National Bank	670,478
29,050	Reliance Industries, Ltd., GDR * 144A	2,411,150
	Total India	4,970,826

	Indonesia — 0.3%
36,000	Astra International Tbk PT	83,938
2,125,300	Bank Mandiri	661,066
33,010	PT Telekomunikasi Indonesia, Sponsored ADR	989,640
337,683	United Tractors Tbk PT	329,164
	Total Indonesia	2,063,808

	Ireland — 0.4%
17,112	CRH Plc (Dublin Exchange)	391,235
12,689	DCC Plc	261,634

See accompanying Notes to the Schedule of Investments.

Shares	Description	Value ($)
	Ireland — continued
75,433	Ryanair Holdings Plc, Sponsored ADR *	2,141,543
	Total Ireland	2,794,412

	Israel — 0.8%
128,520	Bank Hapoalim, Ltd. *	342,803
1,900	Cellcom Israel, Ltd.	50,483
31,781	Delek Automotive Systems, Ltd.	258,605
70,373	Israel Chemicals, Ltd.	700,042
73,948	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	3,648,594
	Total Israel	5,000,527

	Italy — 2.6%
9,396	Ansaldo STS Spa	172,912
81,548	Bulgari Spa	435,801
126,106	Enel Spa	613,783
338,931	ENI Spa	8,010,519
488,200	Intesa Sanpaolo Spa *	1,571,556
71,487	Mediaset Spa	400,333
146,512	Parmalat Spa	353,263
90,775	Snam Rete Gas Spa	398,211
1,475,708	Telecom Italia Spa	2,038,854
1,126,667	Telecom Italia Spa-RNC	1,105,434
433,739	UniCredito Italiano Spa *	1,092,050
	Total Italy	16,192,716

	Japan — 19.9%
151,700	Aeon Co., Ltd.	1,501,513
53,200	Aiful Corp.	204,562
52,500	Alps Electric Co., Ltd.	285,666
15,200	Astellas Pharma, Inc.	538,778
55,800	Benesse Corp.	2,232,347
17,400	Bridgestone Corp.	273,213
40,800	Canon, Inc.	1,336,249
24,900	Chubu Electric Power Co., Inc.	575,499
14,500	Chugai Pharmaceutical Co., Ltd.	276,520
99,000	Chuo Mitsui Trust Holdings, Inc.	378,618
31,800	Culture Convenience Club Co., Ltd.	272,237
40,650	Daiei, Inc. *	182,006
64,000	Daiichi Chuo Kisen Kaisha	184,402
18,500	Daiichi Sanyko Co., Ltd.	331,326
138,000	Daikyo, Inc. *	237,426
66	Dena Co., Ltd.	220,946
15,400	Don Quijote Co., Ltd.	295,758
63,000	Dowa Holdings Co., Ltd.	262,486
13,900	Eisai Co., Ltd.	495,580
30,000	Elpida Memory, Inc. *	324,921
89,300	FamilyMart Co., Ltd.	2,804,363
42,300	Fast Retailing Co., Ltd.	5,523,967
164,000	Fuji Heavy Industries, Ltd.	664,601
11,800	Fuji Oil Co., Ltd.	137,464
299,000	Fujitsu, Ltd.	1,630,036
224,000	Furukawa Electric Co., Ltd.	1,012,220
102,000	GS Yuasa Corp.	896,471
459,000	Haseko Corp. *	475,722

See accompanying Notes to the Schedule of Investments.

Shares	Description	Value ($)
	Japan — continued
10,600	Hikari Tsushin, Inc.	238,949
25,700	Hitachi High-Technologies Corp.	438,699
174,000	Hitachi, Ltd.	542,820
178,500	Honda Motor Co., Ltd.	4,921,076
9,800	Ibiden Co., Ltd.	275,763
63	Inpex Holdings, Inc.	504,078
75,000	Iseki & Co., Ltd. *	304,711
35,900	JFE Holdings, Inc.	1,209,255
7,000	JGC Corp.	113,178
3,076	Jupiter Telecommunications Co., Ltd.	2,333,660
135,000	Kajima Corp.	421,154
95	Kakaku.com, Inc.	360,367
43,000	Kao Corp.	938,125
153,000	Kawasaki Kisen Kaisha, Ltd.	631,124
199	KDDI Corp.	1,055,998
501	KK DaVinci Advisors *	81,003
151,900	Komatsu, Ltd.	2,348,912
20,300	Konami Corp.	389,442
15,800	Kyocera Corp.	1,190,506
20,000	Kyushu Electric Power	430,119
16,000	Lawson, Inc.	703,115
37,300	Leopalace21 Corp.	333,239
127,000	Marubeni Corp.	563,362
46,900	Matsui Securities Co., Ltd.	425,811
288,000	Mazda Motor Corp.	737,275
268,000	Mitsubishi Chemical Holdings Corp.	1,136,052
155,600	Mitsubishi Co.	2,883,482
73,000	Mitsubishi Heavy Industries, Ltd.	302,638
65,000	Mitsubishi Materials Corp.	202,778
386,600	Mitsubishi UFJ Financial Group, Inc.	2,396,091
12,210	Mitsubishi UFJ Lease & Finance Co., Ltd.	398,627
133,000	Mitsui & Co., Ltd.	1,579,707
99,000	Mitsui Fudosan Co., Ltd.	1,726,869
157,000	Mitsui Mining & Smelting Co., Ltd. *	406,799
65,000	Mitsui OSK Lines, Ltd.	422,397
502,600	Mizuho Financial Group, Inc.	1,177,257
47,400	Namco Bandai Holdings, Inc.	520,744
49,000	Nichirei Corp.	192,476
39,700	Nidec Corp.	2,407,058
1,900	Nintendo Co., Ltd.	524,403
34,000	Nippon Denko Co., Ltd.	226,584
312,000	Nippon Electric Glass Co., Ltd.	3,498,824
41,000	Nippon Meat Packers, Inc.	517,998
389,000	Nippon Mining Holdings, Inc.	2,023,921
154,000	Nippon Oil Corp.	909,779
22,400	Nippon Paper Group, Inc.	579,240
93,000	Nippon Sheet Glass Co., Ltd.	271,814
95,100	Nippon Telegraph & Telephone Corp.	3,863,730
48,500	Nippon Yakin Kogyo Co., Ltd.	234,746
119,000	Nippon Yusen KK	514,308
716,400	Nissan Motor Company, Ltd.	4,351,043
8,200	Nissha Printing Co., Ltd.	394,341
22,000	Nisshin Seifun Group, Inc.	262,217
5,850	Nitori Co., Ltd.	414,717
1,174	NTT DoCoMo, Inc.	1,718,078
102,000	Obayashi Corp.	500,036
137,000	OJI Paper Co., Ltd.	589,263

See accompanying Notes to the Schedule of Investments.

Shares	Description	Value ($)
	Japan — continued
7,000	Ono Pharmaceutical Co., Ltd.	309,789
4,400	Oriental Land Co., Ltd.	294,595
25,970	Orix Corp.	1,563,825
293,000	Osaka Gas Co., Ltd.	935,316
64,000	Pacific Metals Co., Ltd.	496,160
6,880	Point, Inc.	369,367
4,235	Rakuten, Inc.	2,550,174
40,000	Rengo Co., Ltd.	257,449
77,000	Resona Holdings, Inc.	1,082,158
6,700	Ryohin Keikaku Co., Ltd.	282,624
11,600	Sankyo Co., Ltd.	619,164
253,000	Sanyo Electric Co., Ltd. *	655,542
40,500	Sega Sammy Holdings, Inc.	513,360
15,100	Seiko Epson Corp.	246,489
87,100	Seven & I Holdings Co., Ltd.	2,049,199
57	Seven Bank, Ltd.	149,405
185,000	Sharp Corp.	1,923,149
81,400	Shin-Etsu Chemical Co., Ltd.	3,779,572
119,000	Shionogi & Co., Ltd.	2,302,669
24,900	Softbank Corp.	485,690
378,200	Sojitz Corp.	830,993
68,300	Sony Corp.	1,787,402
710	Sony Financial Holdings, Inc.	1,962,554
168,300	Stanley Electric Co., Ltd.	3,415,364
38,800	Sumco Corp.	552,936
50,800	Sumitomo Corp.	517,030
31,000	Sumitomo Light Metal Industries *	33,093
163,000	Sumitomo Metal Industries, Ltd.	434,171
46,400	Sumitomo Mitsui Financial Group	1,889,952
160,348	Sumitomo Trust & Banking Co., Ltd. (The)	864,186
190,000	Taisei Corp.	458,828
16,000	Taisho Pharmaceutical Co., Ltd.	302,969
31,000	Taiyo Yuden Co., Ltd.	341,856
24,900	Takeda Pharmaceutical Co., Ltd.	970,348
40,930	Takefuji Corp.	223,983
12,000	Tokai Carbon Co., Ltd.	62,808
108,400	Tokyo Electric Power Company	2,786,257
207,000	Tokyo Gas Co., Ltd.	740,167
18,000	TonenGeneral Sekiyu KK	183,386
400,000	Toshiba Corp.	1,451,003
26,000	Toyo Suisan Kaisha, Ltd.	535,441
48,500	Toyota Motor Corp.	1,844,795
4,400	Unicharm Corp.	336,094
44,000	UNY Co., Ltd.	376,224
3,060	USS Co., Ltd.	157,622
1,274	Yahoo! Japan Corp.	406,027
	Total Japan	126,525,840

	Luxembourg — 1.4%
182,941	ArcelorMittal	6,001,927
38,658	Millicom International Cellular SA *	2,174,899
11,014	Oriflame Cosmetics SA, SDR	476,932
14,890	Tenaris SA, ADR	402,626
	Total Luxembourg	9,056,384

See accompanying Notes to the Schedule of Investments.

Shares	Description	Value ($)
	Malaysia — 0.1%
17,500	British American Tobacco Malaysia Berhad	222,795
282,100	PLUS Expressways Berhad	256,820
	Total Malaysia	479,615

	Mexico — 0.9%
86,306	America Movil SA de CV-Series L, ADR	3,341,768
1	Cemex SAB de CV, ADR *	9
16,680	Desarrolladora Homex SA de CV, ADR *	465,205
23,120	Fomento Economico Mexicano SA de CV, Sponsored ADR	745,389
38,580	Grupo Televisa SA, Sponsored ADR	655,860
65,860	Kimberly-Clark de Mexico SAB de CV	252,434
	Total Mexico	5,460,665

	Netherlands — 2.5%
135,166	Aegon NV	830,976
17,318	Gemalto NV *	599,019
22,187	Heineken NV	822,829
343,017	ING Groep NV	3,450,685
234,324	Koninklijke Ahold NV	2,689,873
22,703	Koninklijke DSM NV	711,085
41,890	Koninklijke Philips Electronics NV	771,186
61,200	Randstad Holding NV *	1,692,379
221,229	Reed Elsevier NV	2,433,737
34,965	STMicroelectronics NV	261,550
33,802	TomTom NV *	406,324
26,629	Unilever NV	641,133
4,493	Wereldhave NV	334,012
	Total Netherlands	15,644,788

	New Zealand — 0.1%
59,050	Telecom Corp. of New Zealand, Ltd.	104,430
434,500	Telecom Corp. of New Zealand, Ltd. (Australia Exchange)	765,772
	Total New Zealand	870,202

	Norway — 0.7%
15,300	DnB NOR ASA *	116,475
112,600	StatoilHydro ASA	2,214,721
455,500	Storebrand ASA *	1,981,496
	Total Norway	4,312,692

	Pakistan — 0.0%
119,250	Pakistan Petroleum	278,182

	Papua New Guinea — 0.0%
117,675	Lihir Gold, Ltd. *	280,646

	Philippines — 0.2%
21,970	Philippine Long Distance Telephone Co., Sponsored ADR	1,092,348

See accompanying Notes to the Schedule of Investments.

Shares	Description	Value ($)
	Portugal — 0.7%
435,585	Banco Espirito Santo SA	2,346,138
276,042	Jeronimo Martins SGPS SA	1,880,971
	Total Portugal	4,227,109

	Russia — 0.8%
26,960	LUKOIL OAO, Sponsored ADR	1,196,215
31,450	LUKOIL OAO, Sponsored ADR	1,395,436
79,523	MMC Norilsk Nickel, ADR *	731,612
29,030	Mobile Telesystems, Sponsored ADR *	1,072,078
343,185	TNK-BP Holding	362,060
	Total Russia	4,757,401

	Singapore — 1.4%
459,000	DBS Group Holdings, Ltd.	3,742,149
462,000	Keppel Corp., Ltd.	2,202,508
114,000	Singapore Exchange, Ltd.	559,229
86,000	Singapore Petroleum Co., Ltd.	368,992
511,000	Singapore Telecommunications, Ltd.	1,059,177
65,000	United Overseas Bank, Ltd.	659,274
	Total Singapore	8,591,329

	South Africa — 0.9%
33,862	Kumba Iron Ore, Ltd.	793,658
36,679	Massmart Holdings, Ltd.	379,970
111,929	Murray & Roberts Holdings	724,694
63,284	Nedbank Group, Ltd.	803,496
118,889	Pretoria Portland Cement Co., Ltd.	446,767
496,176	Salam, Ltd.	1,110,252
68,900	Standard Bank Group, Ltd.	791,380
14,584	Tiger Brands, Ltd.	272,134
117,191	Truworths International, Ltd.	561,485
	Total South Africa	5,883,836

	South Korea — 1.0%
514	Amorepacific Corp.	275,570
23,800	Hana Financial Group, Inc.	511,888
3,558	Hite Brewery Co., Ltd.	438,483
9,500	KB Financial Group, Inc., ADR *	316,445
19,800	KB Financial Group, Inc. *	665,207
3,770	KT&G Corp.	213,070
4,046	NHN Corp. *	560,555
2,370	S1 Corp. Korea	100,831
2,430	Samsung Electronics, GDR 144A	566,797
2,270	Samsung Electronics Co., Ltd.	1,054,861
38,098	Shinhan Financial Group Co., Ltd. *	964,450
25,070	Woongjin Coway Co., Ltd.	610,047
	Total South Korea	6,278,204

	Spain — 2.3%
29,471	Banco Bilbao Vizcaya Argentaria SA	369,557
48,348	Banco Popular Espanol SA	421,133
293,674	Banco Santander SA	3,526,052

See accompanying Notes to the Schedule of Investments.

Shares	Description	Value ($)
	Spain — continued
50,381	Iberdrola SA	408,455
9,944	Inditex SA	476,602
52,762	Red Electrica Corp. SA	2,383,754
35,397	Repsol VPF SA	791,415
262,403	Telefonica SA	5,933,122
	Total Spain	14,310,090

	Sweden — 2.9%
90,100	Boliden AB	677,391
108,839	Electrolux AB Class B *	1,513,633
35,250	Hennes & Mauritz AB Class B	1,751,615
197,252	Investor AB Class B	3,029,613
254,383	Nordea Bank AB	2,006,079
19,478	SKF AB	238,829
88,600	Svenska Cellulosa AB	926,270
36,088	Svenska Handelsbanken AB Series A	678,876
222,660	Tele2 AB	2,238,713
386,866	Telefonaktiebolaget LM Ericsson	3,779,856
25,221	Trelleborg AB Class B *	83,659
203,500	Volvo AB Class B	1,250,231
	Total Sweden	18,174,765

	Switzerland — 5.9%
22,600	Adecco SA	940,532
5,041	Baloise Holding AG	373,828
18,134	Compagnie Financiere Richemont SA	376,503
69,922	Credit Suisse Group	3,188,940
235,179	Nestle SA	8,848,811
235,525	Novartis AG	9,537,512
39,099	Roche Holding AG	5,310,029
3,437	SGS SA	4,253,783
2,935	Swatch Group AG Class B	470,388
16,057	Syngenta AG	3,724,315
49,164	UBS AG *	600,790
	Total Switzerland	37,625,431

	Taiwan — 0.4%
528,434	Advanced Semiconductor Engineering, Inc.	305,206
1,033,000	AU Optronics Corp.	1,007,498
86,117	HON HAI Precision Industry Co., Ltd., GDR	523,589
45,000	HTC Corp.	636,391
36,416	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	342,675
162	United Microelectronics Corp.	54
	Total Taiwan	2,815,413

	Thailand — 0.2%
37,800	Banpu Co.	375,004
202,000	Kasikornbank Plc	429,850
44,100	PTT Plc	302,888
56,000	Thai Oil Plc	68,213
	Total Thailand	1,175,955

See accompanying Notes to the Schedule of Investments.

Shares	Description	Value ($)
	Turkey — 0.4%
147,613	Akbank TAS	663,019
9,150	Ford Otomotiv Sanayi AS	35,737
41,760	Turkcell Iletisim Hizmet AS, ADR	578,794
338,742	Turkiye Is Bankasi	1,001,099
	Total Turkey	2,278,649

	United Kingdom — 17.5%
91,040	3i Group Plc	362,829
215,953	Aggreko Plc	1,844,004
34,839	Amec Plc	374,656
130,600	Associated British Foods Plc	1,639,974
194,281	AstraZeneca Plc	8,544,307
163,508	Autonomy Corp. Plc *	3,869,454
257,818	Aviva Plc	1,449,966
27,104	BAE Systems Plc	151,094
927,480	Barclays Plc	4,322,599
173,977	BG Group Plc	2,916,712
661,319	BP Plc	5,203,686
69,639	British American Tobacco Plc	1,918,679
108,618	Burberry Group Plc	756,652
48,887	Cadbury Plc	417,039
50,017	Capita Group Plc	588,537
627,637	Centrica Plc	2,304,981
1,067,658	Cobham Plc	3,036,536
164,421	Compass Group Plc	925,379
60,670	Diageo Plc	870,754
161,302	Drax Group Plc	1,166,160
629,503	DSG International Plc	238,440
43,921	Firstgroup Plc	258,765
809,133	G4S Plc	2,778,305
94,511	Game Group Plc	256,037
653,122	Glaxosmithkline Plc	11,492,719
109,559	Home Retail Group	469,111
172,852	HSBC Holdings Plc	1,430,423
41,809	IG Group Holdings Plc	192,961
10,938	Imperial Tobacco Group Plc	284,249
164,421	Kingfisher Plc	481,441
65,613	Ladbrokes Plc	198,821
1,854,654	Lloyds TSB Group Plc	2,135,897
29,477	London Stock Exchange Group Plc	341,023
36,205	Marks & Spencer Group Plc	182,450
25,008	Michael Page International Plc	98,122
29,503	National Express Group Plc	150,377
24,150	Next Plc	584,242
179,184	Northern Foods Plc	153,446
44,822	Pearson Plc	449,903
18,192	Provident Financial Plc	237,728
343,515	Prudential Plc	2,339,242
124,185	Reckitt Benckiser Group Plc	5,656,858
148,033	Rolls-Royce Group Plc *	881,294
247,206	Royal Bank of Scotland Group *	157,308
249,101	Royal Dutch Shell Plc Class A	6,219,349
61,211	Royal Dutch Shell Plc Class A	1,530,225
64,376	Royal Dutch Shell Plc Class B	1,617,828
118,341	SABMiller Plc	2,406,889
17,645	Scottish & Southern Energy Plc	330,978

See accompanying Notes to the Schedule of Investments.

Shares	Description	Value ($)
	United Kingdom — continued
355,343	Smith & Nephew Plc	2,630,458
9,493	Smiths News Plc	17,275
103,990	Stagecoach Group Plc	217,067
183,441	Standard Chartered Plc	3,443,937
643,775	Tesco Plc	3,748,869
177,300	Thomas Cook Group Plc	600,032
115,517	Tomkins Plc	281,554
42,647	Travis Perkins Plc	369,778
146,700	TUI Travel Plc	559,891
24,729	Unilever Plc	579,923
22,842	United Utilities Plc	186,958
4,858,029	Vodafone Group Plc	9,376,519
48,479	Weir Group Plc (The)	368,850
31,051	WH Smith Plc	213,878
62,218	William Hill Plc	201,341
114,887	Wolseley Plc *	2,190,955
	Total United Kingdom	111,205,714

	United States — 0.1%
6,966	Synthes, Inc.	671,908
	TOTAL COMMON STOCKS (COST $659,232,851)	619,376,339

	PREFERRED STOCKS — 0.4%

	Brazil — 0.3%
32,931	Aes Tiete SA	342,786
14,400	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	255,185
2,900	Fertilizantes Fosfatados SA	22,122
15,000	Klabin SA	22,885
40,620	Suzano Papel e Celulose SA	314,215
9,700	Telemar Norte Leste SA	269,747
13,400	Usinas Siderurgicas de Minas Gerais SA	284,506
4,148	Vale SA	63,179
	Total Brazil	1,574,625

	Germany — 0.0%
2,524	Volkswagen AG	176,165

	South Korea — 0.1%
2,100	Samsung Electronics Co., Ltd.	642,882
	TOTAL PREFERRED STOCKS (COST $2,976,940)	2,393,672

	RIGHTS — 0.0%

	Belgium — 0.0%
131,738	Fortis, Expires 07/04/14 *	—

	Hong Kong — 0.0%
125,800	China Resources Power Holdings Co., Ltd., Expires 07/10/09 *	53,566
	TOTAL RIGHTS (COST $—)	53,566

See accompanying Notes to the Schedule of Investments.

Shares	Description	Value ($)
	WARRANTS — 0.4%

	Netherland Antilles — 0.4%
141,667	Bharti Airtel, Ltd., Expires 03/17/11 * + 144A	2,372,016
	TOTAL WARRANTS (COST $1,715,854)	2,372,016

Par Value ($)
	SHORT-TERM INVESTMENTS — 0.8%

	Bank Deposits — 0.8%
5,090,634	Euro Time Deposit, 0.01%, due 07/01/09	5,090,634
	TOTAL SHORT-TERM INVESTMENTS (COST $5,090,634)	5,090,634

	TOTAL INVESTMENTS — 99.1% (Cost $669,016,279)	629,286,227
	Other Assets and Liabilities (net) — 0.9%	5,752,658
	NET ASSETS — 100.0%	$635,038,885

	Notes to Schedule of Investments:

	ADR – American Depository Receipt
	GDR – Global Depository Receipt
	REIT – Real Estate Investment Trust
	SDR – Swedish Depository Receipt
*	Non-income producing security.
+	Illiquid security. The total market value of the securities at period end is $2,372,016 which represents 0.4% of net assets.
144A

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these amounted to $5,349,963 or 0.8% of net assets.

A summary of outstanding financial instruments at June 30, 2009 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)

Buys
7/06/09	ZAR	784	$101	$—
7/15/09	AUD	18,510,000	14,950,095	1,488,370
7/15/09	CAD	703,000	605,375	(2,967)
7/15/09	GBP	7,455,000	12,277,142	56,981
7/15/09	JPY	1,589,030,000	16,471,765	289,392
7/15/09	NOK	48,675,000	7,559,724	421,267
8/21/09	CHF	4,040,075	3,717,144	(48,189)

See accompanying Notes to the Schedule of Investments.

8/21/09	DKK	3,534,795	665,280	(4,709)
8/21/09	EUR	2,700,739	3,788,096	12
8/21/09	GBP	410,529	676,041	2,988
8/21/09	GBP	575,000	946,884	(4,040)
8/21/09	NOK	2,377,896	368,966	(3,511)
8/21/09	NZD	1,256,773	811,769	14,705
8/21/09	SEK	28,635,062	3,695,447	99,654
8/21/09	SEK	28,635,062	3,695,447	95,816
10/15/09	AUD	4,747,000	3,808,201	77,296
10/15/09	NOK	9,127,000	1,414,329	15,555
10/15/09	NZD	3,412,000	2,196,222	45,980
				$2,544,600

Sales
7/06/09	CAD	24,080	$20,735	$(44)
7/06/09	GBP	166,569	274,313	442
7/06/09	JPY	125,232,453	1,298,010	(264)
7/07/09	ZAR	760,893	98,428	478
7/08/09	THB	744,094	21,838	15
7/15/09	CAD	13,283,000	11,438,405	(498,251)
7/15/09	CHF	2,321,000	2,134,505	(141,290)
7/15/09	GBP	10,002,000	16,471,627	(1,749,651)
7/15/09	JPY	1,589,030,000	16,471,765	110,859
7/15/09	NOK	22,901,000	3,556,759	9,059
7/15/09	SEK	41,893,000	5,406,833	(534,421)
8/21/09	AUD	614,800	495,213	(10,478)
8/21/09	CAD	2,929,755	2,523,422	12,879
8/21/09	CHF	450,000	414,031	(3,504)
8/21/09	DKK	5,743,097	1,080,903	(41)
8/21/09	EUR	828,005	1,161,372	7,001
8/21/09	EUR	835,000	1,171,183	(8,316)
8/21/09	GBP	2,489,461	4,099,534	(29,741)
8/21/09	GBP	521,000	857,960	(6,968)
8/21/09	HKD	6,990,047	902,309	21
8/21/09	JPY	126,818,097	1,315,135	13,221
8/21/09	JPY	108,355,000	1,123,668	3,117
8/21/09	NOK	2,377,896	368,966	(3,364)
8/21/09	SEK	2,010,000	259,397	(6,824)
8/21/09	SGD	2,589,350	1,788,299	5,314
10/15/09	JPY	567,828,000	5,892,695	39,854
				$(2,790,897)

Currency Abbreviations

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

DKK – Danish Krone

EUR – Euro

GBP – British Pound Sterling

HKD – Hong Kong Dollar

JPY – Japanese Yen

NOK – Norwegian Krona

NZD – New Zealand Dollar

SEK – Swedish Krona

ZAR – South African Rand

See accompanying Notes to the Schedule of Investments.

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)

Buys
7	TOPIX Index	September 2009	$670,726	$(18)
5	STOXX 50 INDEX	September 2009	168,178	(2,223)
8	DAX Index	September 2009	1,352,015	(26,393)
15	FTSE MIB Index	September 2009	2,008,034	(55,489)
5	MSCI Singapore Index	July 2009	192,766	739
14	CAC 40 Index	July 2009	615,819	(18,987)
				$(102,371)

Sales
33	S&P/TSE 60 Index	September 2009	$3,563,835	$(34,607)

See accompanying Notes to the Schedule of Investments.

Industry Sector Summary (Unaudited)	% of Total Net Assets
Banks	13.4
Oil & Gas	9.6
Telecommunications	9.3
Pharmaceuticals	8.5
Insurance	4.9
Food	4.7
Electric	4.2
Retail	3.9
Chemicals	3.6
Auto Manufacturers	2.6
Commercial Services	2.5
Diversified Financial Services	2.1
Iron & Steel	1.8
Mining	1.7
Electronics	1.7
Beverages	1.5
Distribution & Wholesale	1.5
Internet	1.2
Media	1.2
Holding Companies - Diversified	1.1
Software	1.1
Electrical Components & Equipment	1.0
Machinery - Diversified	0.9
Household Products & Wares	0.9
Gas	0.8
Semiconductors	0.7
Real Estate	0.7
Aerospace & Defense	0.6
Auto Parts & Equipment	0.6
Transportation	0.6
Health Care - Products	0.6
Engineering & Construction	0.6
Forest Products & Paper	0.6
Apparel	0.5
Home Furnishings	0.5
Building Materials	0.5
Airlines	0.5
Computers	0.5
Investment Companies	0.5
Machinery - Construction & Mining	0.5
Agriculture	0.4
Energy-Alternate Sources	0.4
Biotechnology	0.4
Unknown	0.4
Cosmetics & Personal Care	0.3
Metal Fabricate & Hardware	0.3
Miscellaneous - Manufacturing	0.3
Leisure Time	0.3

See accompanying Notes to the Schedule of Investments.

REITS	0.3
Entertainment	0.2
Health Care - Services	0.2
Home Builders	0.2
Food Service	0.2
Environmental Control	0.1
Toys, Games & Hobbies	0.1
Packaging & Containers	0.0
Office & Business Equipment	0.0
Water	0.0
Oil & Gas Services	0.0
Short-Term Investments and Other Assets and Liabilities (net)	1.7
100.0%

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments

(showing percentage of net assets)

June 30, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 120.9%

	Asset Backed Securities — 4.3%
194,336	ACE Securities Corp., Series 2005-SD3, Class A, 0.71%, due 08/25/45 †	157,461
49,585	American Airlines Pass Through Trust, Series 2001-1, Class A, 6.98%, due 11/23/22	29,999
75,158	American Airlines, Inc., Series 2001-1, Class B, 7.38%, due 05/23/19	39,834
130,699	American Home Mortgage Investment Trust, Series 2005-4, Class 1A1, 0.60%, due 11/25/45 †	57,781
288,638	American Home Mortgage Investment Trust, Series 2005-1, Class 6A, 5.29%, due 06/25/45 †	157,949
343,365	Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A1, 0.62%, due 11/25/34 †	189,814
75,000	Atlantic Marine Corp. Communities LLC, Series 2005-3C7, Class I, 5.34%, due 12/01/50 144A	48,880
130,819	Bayview Financial Acquisition Trust, Series 2004-C, Class A1, 0.94%, due 05/28/44 †	101,551
63,828	Bayview Financial Acquisition Trust, Series 2004-A, Class A, 0.98%, due 02/28/44 †	49,200
474,622	Bear Stearns Asset Backed Securities Trust, Series 2006-SD3, Class 1A1A, 5.50%, due 08/25/36	266,144
407,864	Bear Stearns Asset Backed Securities, Inc., Series 2006-HE10, Class 2A1, 0.38%, due 12/25/36 †	346,403
631,785	Bear Stearns Asset Backed Securities, Inc., Series 2006-HE10, Class 1A1, 0.42%, due 10/25/36 †	575,858
585,703	Bear Stearns Asset Backed Securities, Inc., Series 2005-AQ2, Class A3, 0.67%, due 09/25/35 †	449,421
121,555	Bear Stearns Asset Backed Securities, Inc., Series 2005-SD4, Class 2A1, 0.71%, due 12/25/42 †	94,194
1,300,000	Chase Issuance Trust, Series 2008-A13, Class A13, 2.13%, due 09/15/15 †	1,300,498
721,746	Citigroup Mortgage Loan Trust, Inc., Series 2006-SHL1, Class A, 0.51%, due 11/25/45 † 144A	412,108
45,537	Continental Airlines, Inc., Series 2003-ERJ1, Class A, 7.88%, due 01/02/20	26,639
237,157	Continental Airlines, Inc., 2005-ERJ1, 9.80%, due 04/01/21	154,152
162,300	Continental Airlines, Inc., Series 1998-1, Class A, 6.65%, due 03/15/19	133,086
236,271	Continental Airlines, Inc., Series 2004-ERJ1, Class A, 9.56%, due 03/01/21	147,669
1,344,178	Countrywide Asset-Backed Certificates, Series 2007-SD1, Class A1, 0.76%, due 02/25/37 † 144A	479,498
1,340,000	Countrywide Asset-Backed Certificates, Series 2005-16, Class 2AF3, 5.67%, due 05/25/36 †	506,929
72,679	Countrywide Home Equity Loan Trust, Series 2005-G, Class 2A, 0.55%, due 12/15/35 †	28,127
105,159	Countrywide Home Equity Loan Trust, Series 2005-F, Class 2A, 0.56%, due 12/15/35 †	36,919
505,000	CS First Boston Mortgage Securities Corp., Series 2005-C4, Class A2, 5.02%, due 08/15/38	508,636
110,010	CVS Lease Pass Through, 5.88%, due 01/10/28 144A	92,689
84,697	CVS Lease Pass Through, 6.04%, due 12/10/28 ¤ 144A	72,561
220,000	CVS Lease Pass Through, 9.35%, due 01/10/23 ¤ 144A	65,260
1,275,000	Daimler Chrysler Auto Trust, Series 2006-D, Class A4, 4.94%, due 02/08/12	1,306,148
272,268	Delta Air Lines, Inc., Series 2007, Class 1A, 6.82%, due 08/10/22	225,983
70,446	Delta Air Lines, Inc., Series 2000-1, Class A1, 7.38%, due 05/18/10	68,685
300,000	Delta Air Lines, Inc., Series 2000-1, Class A2, 7.57%, due 11/18/10	286,500
780,000	Ford Credit Auto Owner Trust, Series 2009-A, Class A2B, 2.32%, due 08/15/11 †	785,358
94,526	Greenpoint Mortgage Funding Trust, Series 2005-HE4, Class 2A1, 0.53%, due 07/25/30 †	55,548
188,133	GSAMP Trust, Series 2006-S4, Class A1, 0.40%, due 05/25/36 †	23,567

See accompanying Notes to the Schedule of Investments.

Par Value ($)	Description	Value ($)
	Asset Backed Securities — continued
605,000	Honda Auto Receivables Owner Trust, Series 2009-2, Class A2, 2.22%, due 05/17/10	608,650
550,273	Impac Secured Assets CMN Owner Trust, Series 2006-1, Class 1A2B, 0.51%, due 05/25/36 †	202,381
485,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A2, 5.83%, due 02/15/51	431,217
120,710	JP Morgan Mortgage Acquisition Corp., Series 2006-HE3, Class A2, 0.38%, due 11/25/36 †	114,130
191,938	Morgan Stanley ABS Capital I, Series 2006-HE8, Class A2A, 0.36%, due 10/25/36 †	178,545
694,752	Morgan Stanley ABS Capital I, Series 2003-NC10, Class M1, 1.33%, due 10/25/33 †	422,444
410,000	Nelnet Student Loan Trust, Series 2008-4, Class A4, 2.57%, due 04/25/24 †	404,814
435,000	Nissan Auto Receivables Owner Trust, Series 2009-A, Class A2, 2.94%, due 07/15/11	440,853
333,684	RAAC Series, Series 2006-RP2, Class A, 0.56%, due 02/25/37 † 144A	156,270
500,000	Rutland Rated Investments, Series DRYD-1A, Class A1AL, 0.96%, due 06/20/13 † 144A	237,950
380,428	SACO I, Inc., Series 2006-6, Class A, 0.44%, due 06/25/36 †	26,397
966,695	SACO I, Inc., Series 2006-5, Class 1A, 0.46%, due 04/25/36 †	114,721
76,479	SACO I, Inc., Series 2005-7, Class A, 0.59%, due 09/25/35 †	41,914
254,829	SLM Student Loan Trust, Series 2006-5, Class A2, 1.08%, due 07/25/17 †	254,674
530,000	SLM Student Loan Trust, Series 2008-5, Class A3, 2.39%, due 01/25/18 †	532,382
2,357,326	SLM Student Loan Trust, Series 2008-9, Class A, 2.59%, due 04/25/23 †	2,407,245
1,440,000	SLM Student Loan Trust, Series 2008-5, Class A4, 2.79%, due 07/25/23 †	1,446,746
93,757	Small Business Administration, Series 2004-P10A, Class 1, 4.50%, due 02/01/14	95,788
684,627	Small Business Administration Participation Certificates, Series 2008-20L, Class 1, 6.22%, due 12/01/28	740,852
360,100	Structured Asset Securities Corp., Series 2006-ARS1, Class A1, 0.42%, due 02/25/36 † 144A	40,029
62,305	Structured Asset Securities Corp., Series 2002-AL1, Class A3, 3.45%, due 02/25/32	47,229
470,000	USAA Auto Owner Trust, Series 2009-1, Class A2, 2.64%, due 08/15/11	474,105
2,139,638	Washington Mutual Alternative Mortgage Pass Through Certificates, Series 2006-AR3, Class A1A, 2.41%, due 05/25/46 †	850,771
72,616	Washington Mutual, Inc., Series 2005-AR8, Class 2A1A, 0.60%, due 07/25/45 †	33,349
		19,584,505
	Convertible Debt — 0.0%
40,000	Icahn Enterprises, LP, Senior Note, 4.00%, due 08/15/13 † 144A	28,400

	Corporate Debt — 35.3%
30,000	AAC Group Holding Corp., Senior Note, 10.25%, due 10/01/12 †† 144A	21,900
30,000	AES Corp. (The), Senior Note, 7.75%, due 03/01/14	28,575
150,000	AES Corp. (The), Senior Note, 7.75%, due 10/15/15	140,250
800,000	AES Corp. (The), Senior Note, 8.00%, due 10/15/17	748,000
870,000	AES Corp. (The), Senior Note, 8.00%, due 06/01/20	785,175
25,000	AES Corp. (The), Senior Note, 9.38%, due 09/15/10	25,375
360,000	Aiful Corp., Senior Note, 5.00%, due 08/10/10 144A	219,648
450,000	Alcoa, Inc., 6.00%, due 07/15/13	440,039
170,000	Aleris International, Inc., Senior Note, (PIK), 9.00%, due 12/15/14	2,763
210,000	Allstate Life Global Funding Trusts, 5.38%, due 04/30/13	217,324
30,000	Altria Group, Inc., 9.70%, due 11/10/18	34,448
340,000	Amerada Hess Corp., 7.30%, due 08/15/31	351,936
150,000	America Movil SAB de CV, Senior Note, 5.63%, due 11/15/17	147,361
820,000	American Express Co., 8.13%, due 05/20/19	852,382
610,000	American Express Co., Subordinated Note, 6.80%, due 09/01/66 †	439,769
1,900,000	American Express Credit Corp., 5.88%, due 05/02/13	1,888,235

See accompanying Notes to the Schedule of Investments.

Par Value ($)	Description	Value ($)
	Corporate Debt — continued
350,000	American General Finance Corp., 5.63%, due 08/17/11	224,310
450,000	American General Finance Corp., 6.90%, due 12/15/17	243,988
1,500,000	American International Group, Inc., 5.85%, due 01/16/18	794,686
2,500,000	American International Group, Inc., 8.25%, due 08/15/18	1,473,200
460,000	American International Group, Inc., Junior Subordinated Note, Series A, 6.25%, due 03/15/37	120,750
225,000	American Railcar Industries, Inc., Senior Note, 7.50%, due 03/01/14	197,437
260,000	American Real Estate Partners, LP/ American Real Estate Finance Corp., Senior Note, 7.13%, due 02/15/13	235,950
310,000	Anadarko Finance Co., Senior Note, 7.50%, due 05/01/31	303,286
650,000	Anadarko Petroleum Corp., Senior Note, 6.45%, due 09/15/36	586,054
700,000	Apache Corp., 5.25%, due 04/15/13	735,938
265,000	ARAMARK Corp., Senior Note, 8.50%, due 02/01/15	258,375
47,000	ArcelorMittal USA Partnership, 9.75%, due 04/01/14	49,290
370,000	Arch Western Finance LLC, Guaranteed Senior Note, 6.75%, due 07/01/13	339,475
21,000	Ashtead Capital, Inc., Second Priority Senior Note, 9.00%, due 08/15/16 144A	17,903
80,000	AT&T, Inc., Global Note, 5.50%, due 02/01/18	80,018
1,210,000	AT&T, Inc., Global Note, 5.80%, due 02/15/19	1,230,771
300,000	AT&T, Inc., Global Note, 6.50%, due 09/01/37	298,508
1,280,000	AT&T, Inc., Global Note, 6.55%, due 02/15/39	1,281,885
120,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Senior Note, 7.63%, due 05/15/14	85,800
20,000	BAC Capital Trust XIV, 5.63%, due 12/31/49 †	10,005
70,000	Bank of America Corp., 8.00%, due 12/29/49 †	58,546
330,000	Bank of America Corp., Series M, 8.13%, due 12/29/49 †	276,025
500,000	Bank of America Corp., (MTN), Series L, 5.65%, due 05/01/18	442,554
2,670,000	Bank of America Corp., Senior Note, 5.75%, due 12/01/17	2,381,266
455,000	Bank of New York Mellon Corp. (The), 4.30%, due 05/15/14	462,839
2,300,000	Barclays Bank Plc, 7.43%, due 09/29/49 † 144A	1,543,123
400,000	Barclays Bank Plc, 10.18%, due 06/12/21 144A	413,296
200,000	Barclays Bank Plc, Subordinated Note, 6.05%, due 12/04/17 144A	173,707
210,000	Basic Energy Services, Inc., Senior Note, 7.13%, due 04/15/16	168,000
245,000	Bausch & Lomb, Inc., Senior Note, 9.88%, due 11/01/15	235,200
125,000	BE Aerospace, Inc., Senior Note, 8.50%, due 07/01/18	118,125
545,000	Bear Stearns Cos. (The), Inc., 6.95%, due 08/10/12	592,750
1,700,000	Bear Stearns Cos. LLC (The), Senior Global Note, 7.25%, due 02/01/18	1,794,644
25,000	Belvoir Land LLC, 5.27%, due 12/15/47 144A	15,865
160,000	Board of Trustees of The Leland Stanford Junior University (The), 3.63%, due 05/01/14	161,476
210,000	Boise Cascade LLC, Senior Subordinated Note, 7.13%, due 10/15/14	111,825
30,000	Boyd Gaming Corp., 7.13%, due 02/01/16	22,388
660,000	BP Capital Markets Plc, 5.25%, due 11/07/13	709,074
315,000	BP Capital Markets Plc, Guaranteed Note, 3.13%, due 03/10/12	321,538
20,000	Bristol-Myers Squibb Co., 6.88%, due 08/01/97	20,877
220,000	California Steel Industries, Inc., Senior Note, 6.13%, due 03/15/14	187,000
195,000	Calpine Construction Finance Co., LP and CCFC Finance Corp., 8.00%, due 06/01/16 144A	187,687
250,000	Canadian Natural Resources, Ltd., 6.50%, due 02/15/37	250,361
25,000	Case Corp., 7.25%, due 01/15/16	22,656
35,000	Case New Holland, Inc., Senior Note, 7.13%, due 03/01/14	32,113
120,000	CCH I Holdings LLC, Senior Accreting Note, 9.92%, due 04/01/14	1,350
70,000	CCH I LLC, Senior Note, 11.00%, due 10/01/15 ¤	8,750
75,000	Centerpoint Energy, Inc., Senior Note, Series B, 7.25%, due 09/01/10	76,233
440,000	Century Aluminum Co., Senior Note, 7.50%, due 08/15/14	302,500
95,000	Charter Communications Operating LLC/Charter Communications Capital Corp., Senior Note, 8.00%, due 04/30/12 144A	91,913
55,000	Chesapeake Energy Corp., 6.50%, due 08/15/17	46,475

See accompanying Notes to the Schedule of Investments.

Par Value ($)	Description	Value ($)
	Corporate Debt — continued
565,000	Chesapeake Energy Corp., Senior Note, 6.38%, due 06/15/15	505,675
195,000	Chesapeake Energy Corp., Senior Note, 7.25%, due 12/15/18	170,625
110,000	CHS/Community Health Systems, Inc., Senior Note, 8.88%, due 07/15/15	108,350
100,000	CIT Group, Inc., 4.75%, due 12/15/10	78,526
500,000	CIT Group, Inc., (MTN), 4.25%, due 09/22/11	490,928
90,000	CIT Group, Inc., Senior Note, 5.40%, due 02/13/12	61,243
80,000	CIT Group, Inc., Senior Note, 5.60%, due 04/27/11	60,011
195,000	CIT Group, Inc., Senior Note, 5.80%, due 07/28/11	146,266
200,000	Citigroup Capital XXI, 8.30%, due 12/21/77 †	156,319
1,165,000	Citigroup Funding, Inc., 2.13%, due 07/12/12	1,166,008
100,000	Citigroup, Inc., 1.31%, due 06/28/13 †	117,583
300,000	Citigroup, Inc., 1.61%, due 01/16/12 †	435,430
320,000	Citigroup, Inc., 2.13%, due 04/30/12	321,624
1,300,000	Citigroup, Inc., 8.40%, due 04/29/49	976,716
390,000	Citigroup, Inc., Global Note, 4.13%, due 02/22/10	390,156
1,200,000	Citigroup, Inc., Global Senior Note, 6.13%, due 11/21/17	1,053,767
540,000	Citigroup, Inc., Global Senior Note, 6.50%, due 08/19/13	525,009
720,000	Citigroup, Inc., Senior Note, 6.88%, due 03/05/38	637,718
600,000	Citigroup, Inc., Subordinated Note, 5.00%, due 09/15/14	503,542
45,000	Clear Channel Communications, Inc., 5.50%, due 09/15/14	10,125
15,000	Clear Channel Communications, Inc., 5.75%, due 01/15/13	3,750
110,000	Clear Channel Communications, Inc., 6.88%, due 06/15/18	24,475
65,000	Clear Channel Communications, Inc., 7.25%, due 10/15/27	14,625
455,000	Comcast Cable Communications Holdings, Inc., 8.38%, due 03/15/13	519,120
870,000	Comcast Corp., 6.50%, due 01/15/15	923,867
270,000	Comcast Corp., 6.50%, due 01/15/17	286,860
65,000	Comcast Corp., 7.05%, due 03/15/33	69,381
260,000	Compagnie Generale de Geophysique-Veritas, Senior Note, 7.50%, due 05/15/15	239,850
120,000	Compagnie Generale de Geophysique-Veritas, Senior Note, 7.75%, due 05/15/17	109,800
130,000	Complete Production Services, Inc., Senior Note, 8.00%, due 12/15/16	111,800
195,000	Compton Petroleum Finance Corp., Senior Note, 7.63%, due 12/01/13	109,200
520,000	ConocoPhillips, 4.60%, due 01/15/15	535,025
530,000	ConocoPhillips Holding Co., 6.95%, due 04/15/29	572,659
240,000	ConocoPhillips, Guaranteed Note, 5.90%, due 05/15/38	240,476
215,000	Constellation Brands, Inc., Senior Note, 7.25%, due 09/01/16	199,950
75,000	Constellation Brands, Inc., Senior Note, 8.38%, due 12/15/14	75,563
155,000	Constellation Brands, Inc., Senior Subordinated Note, 8.13%, due 01/15/12	155,775
740,000	Cornell University, 4.35%, due 02/01/14	764,913
165,000	Corrections Corp. of America, Senior Note, 6.25%, due 03/15/13	157,162
95,000	Corrections Corp. of America, Senior Note, 6.75%, due 01/31/14	90,725
210,000	Countrywide Financial Corp., Subordinated Note, 6.25%, due 05/15/16	186,557
1,100,000	Countrywide Home Loans, Inc., 5.63%, due 07/15/09	1,100,591
150,000	COX Communications, Inc., 8.38%, due 03/01/39 144A	167,739
190,000	Credit Suisse Guernsey, Ltd., 5.86%, due 05/29/49 †	123,674
1,275,000	Credit Suisse/New York NY, 5.00%, due 05/15/13 (a)	1,304,599
500,000	Credit Suisse/New York NY, Subordinated Note, 6.00%, due 02/15/18	499,993
40,000	Crown Americas LLC and Crown Americas Capital Corp., Guaranteed Senior Note, 7.75%, due 11/15/15	39,300
65,000	Crown Americas LLC and Crown Americas Capital Corp., Senior Note, 7.63%, due 11/15/13	63,700
170,000	Crown Castle International Corp., Senior Note, 9.00%, due 01/15/15	173,825
77,730	CVS Caremark Corp., 6.94%, due 01/10/30 144A	70,516
230,000	CVS Caremark Corp., Senior Note, 0.97%, due 06/01/10 †	228,431
700,000	Daimler Finance North America LLC, Senior Note, 6.50%, due 11/15/13	712,244
410,000	DaimlerChrysler NA Holding Corp., Guaranteed Note, 5.88%, due 03/15/11	416,983
140,000	DaVita, Inc., Senior Note, 6.63%, due 03/15/13	132,650
275,000	Delta Petroleum Corp., Senior Note, 7.00%, due 04/01/15	149,875

See accompanying Notes to the Schedule of Investments.

Par Value ($)	Description	Value ($)
	Corporate Debt — continued
210,000	Denbury Resources, Inc., Guaranteed Senior Subordinated Note, 7.50%, due 12/15/15	200,550
400,000	Depfa ACS Bank, 5.13%, due 03/16/37 ¤ 144A	253,782
500,000	Deutsche Bank AG/London, 4.88%, due 05/20/13	513,686
310,000	Deutsche Telekom International Finance BV, 5.75%, due 03/23/16	317,837
190,000	Deutsche Telekom International Finance BV, Guaranteed Note, 8.50%, due 06/15/10	199,862
500,000	Dexia Credit Local, 2.38%, due 09/23/11 144A	503,674
30,000	DI Finance/Dyncorp International, Series B, 9.50%, due 02/15/13	28,950
730,000	Diageo Capital Plc, Guaranteed Note, 7.38%, due 01/15/14	826,766
110,000	DirecTV Holdings LLC/DirecTV Financing Co., Senior Note, 6.38%, due 06/15/15	102,300
90,000	DirecTV Holdings LLC/DirecTV Financing Co., Senior Note, 8.38%, due 03/15/13	90,675
410,000	Dominion Resources, Inc., 5.70%, due 09/17/12	436,436
195,000	Dominion Resources, Inc., Series D, Senior Note, 5.13%, due 12/15/09	197,493
75,000	Domtar Corp., 10.75%, due 06/01/17	72,375
65,000	DR Horton, Inc., Senior Note, 5.63%, due 01/15/16	53,625
40,000	DR Horton, Inc., Senior Note, 6.50%, due 04/15/16	34,400
220,000	Dr Pepper Snapple Group, Inc., Senior Note, 6.82%, due 05/01/18	233,040
500,000	Duke Energy Corp., 5.63%, due 11/30/12	536,299
145,000	Dynegy Holdings, Inc., 7.75%, due 06/01/19	113,644
20,000	Eastman Kodak Co., Senior Note, 7.25%, due 11/15/13	12,300
195,000	Echostar DBS Corp., Senior Note, 6.63%, due 10/01/14	180,375
40,000	Echostar DBS Corp., Senior Note, 7.00%, due 10/01/13	38,200
90,000	Echostar DBS Corp., Senior Note, 7.75%, due 05/31/15	86,175
400,000	EDF SA, 6.50%, due 01/26/19 144A	438,880
50,000	Edison Mission Energy, Senior Note, 7.00%, due 05/15/17	38,625
140,000	Edison Mission Energy, Senior Note, 7.20%, due 05/15/19	105,000
245,000	Edison Mission Energy, Senior Note, 7.50%, due 06/15/13	220,500
50,000	Edison Mission Energy, Senior Note, 7.63%, due 05/15/27	32,250
60,000	Edison Mission Energy, Senior Note, 7.75%, due 06/15/16	49,200
150,000	EDP Finance BV, 6.00%, due 02/02/18 144A	154,280
250,000	Eksportfinans AS, 5.50%, due 06/26/17	250,538
37,000	El Paso Corp., 7.75%, due 01/15/32	30,304
180,000	El Paso Corp., Senior Note, 6.88%, due 06/15/14	168,884
480,000	El Paso Corp., Senior Note, 7.00%, due 06/15/17	439,562
190,000	El Paso Natural Gas Co., 8.38%, due 06/15/32	207,619
430,000	El Paso Performance Linked Trust, 7.75%, due 07/15/11 144A	424,146
150,000	Eli Lilly & Co., 3.55%, due 03/06/12	155,496
1,030,000	Embarq Corp., 6.74%, due 06/01/13	1,040,606
355,000	Energy Future Holdings Corp., Series O, 6.50%, due 11/15/24	179,659
190,000	Energy Future Holdings Corp., Senior Note, Series P, 5.55%, due 11/15/14	120,920
945,000	Energy Future Holdings Corp., Senior Note, Series R, 6.55%, due 11/15/34	459,042
10,000	Energy Future Holdings Corp., Senior Note, 10.88%, due 11/01/17	7,350
2,787,800	Energy Future Holdings Corp., Senior Note, 11.25%, due 12/01/14	1,714,497
328,500	Energy Future Holdings Corp., Senior Note, 11.25%, due 11/01/17	202,027
860,000	Energy Transfer Partners, LP, 9.00%, due 04/15/19	983,715
530,000	Evraz Group SA, 8.88%, due 04/24/13 144A	437,250
200,000	FirstEnergy Corp., Series B, 6.45%, due 11/15/11	208,866
475,000	FirstEnergy Corp., Series C, 7.38%, due 11/15/31	449,518
175,000	Florida Power & Light Co., 5.95%, due 02/01/38	187,911
75,000	Florida Power Corp., 6.40%, due 06/15/38	83,684
235,000	FMC Finance III SA, Guaranteed Senior Note, 6.88%, due 07/15/17	219,725
130,000	FMG Finance Pty, Ltd., 10.00%, due 09/01/13 144A	125,450
135,000	FMG Finance Pty, Ltd., Senior Secured Noted, 10.63%, due 09/01/16 144A	130,275
205,000	Ford Holdings LLC, 9.30%, due 03/01/30	121,975
750,000	Ford Motor Co., 6.63%, due 10/01/28	408,750
110,000	Ford Motor Co., 7.13%, due 11/15/25	61,050
380,000	Ford Motor Co., Global Note, 7.45%, due 07/16/31	226,100

See accompanying Notes to the Schedule of Investments.

Par Value ($)	Description	Value ($)
	Corporate Debt — continued
360,000	Ford Motor Credit Co., 7.38%, due 10/28/09	356,941
916,000	Ford Motor Credit Co., 8.00%, due 12/15/16	701,208
700,000	Ford Motor Credit Co. LLC, 12.00%, due 05/15/15	655,272
55,000	Ford Motor Credit Co., Global Note, 7.00%, due 10/01/13	44,260
125,000	Forest Oil Corp., Senior Note, 8.00%, due 12/15/11	125,000
190,000	France Telecom, 4.38%, due 07/08/14	191,692
805,000	Freeport-McMoRan Copper & Gold, Inc., Senior Note, 8.38%, due 04/01/17	812,179
35,000	Freescale Semiconductor, Inc., Senior Note, 8.88%, due 12/15/14	17,850
50,000	Frontier Communications Co., Senior Note, 7.13%, due 03/15/19	42,875
240,000	Frontier Communications Corp., 7.05%, due 10/01/46	163,200
40,000	Frontier Oil Corp., Senior Note, 6.63%, due 10/01/11	39,200
220,000	Gaz Capital SA, 6.21%, due 11/22/16 144A	184,800
290,000	Gaz Capital SA for Gazprom, 6.51%, due 03/07/22 144A	218,950
1,020,000	General Electric Capital Corp., 2.13%, due 12/21/12	1,013,821
1,040,000	General Electric Capital Corp., 5.00%, due 11/15/11	1,071,398
860,000	General Electric Capital Corp., 6.38%, due 11/15/67 †	574,638
480,000	General Motors Acceptance Corp., 8.00%, due 11/01/31	329,444
1,895,000	General Motors Corp., 8.38%, due 07/15/33	251,087
100,000	General Motors Corp., Senior Note, 8.25%, due 07/15/23	12,750
135,000	Georgia-Pacific Corp., 8.13%, due 05/15/11	135,675
780,000	GlaxoSmithKline Capital, Inc., Guaranteed Note, 5.65%, due 05/15/18	827,623
225,000	Glencore Funding LLC, Guaranteed Note, 6.00%, due 04/15/14 144A	186,013
150,000	Glitnir Banki HF, 6.33%, due 07/28/11 ¤ 144A	25,125
290,000	Glitnir Banki HF, 6.38%, due 09/25/12 ¤ 144A	48,575
320,000	Glitnir Banki HF, Subordinated Note, 6.69%, due 06/15/16 ¤ 144A	192
169,000	GMAC LLC, 7.50%, due 12/31/13 144A	132,665
717,000	GMAC LLC, 7.75%, due 01/19/10 144A	706,245
1,507,000	GMAC LLC, Senior Guaranteed Note, 6.88%, due 09/15/11 144A	1,333,695
144,000	GMAC LLC, Subordinated Note, 8.00%, due 12/31/18 144A	92,880
30,000	Goldman Sachs Capital II, Guaranteed Note, 5.79%, due 12/29/49 †	18,294
1,110,000	Goldman Sachs Group (The), Inc., 5.95%, due 01/18/18	1,078,425
200,000	Goldman Sachs Group (The), Inc., 6.15%, due 04/01/18	195,039
210,000	Goldman Sachs Group (The), Inc., Global Note, 5.25%, due 10/15/13	214,529
330,000	Goldman Sachs Group (The), Inc., Senior Note, 4.50%, due 06/15/10	338,233
2,600,000	Goldman Sachs Group (The), Inc., Senior Note, 6.25%, due 09/01/17	2,576,566
115,000	Goodyear Tire & Rubber Co. (The), 10.50%, due 05/15/16	116,725
15,000	Gulfmark Offshore, Inc., Senior Note, 7.75%, due 07/15/14	13,800
245,000	Harrah’s Operating Co., Inc., Senior Note, 10.75%, due 02/01/16	120,050
45,000	Harrah’s Operating Co., Inc., Senior Secured Note, 10.00%, due 12/15/18 144A	26,100
350,000	Hartford Life Global Funding Trusts, (MTN), 0.80%, due 09/15/09 †	348,595
110,000	HBOS Capital Funding, LP, 6.07%, due 06/30/49 † 144A	40,128
600,000	HBOS Plc, 5.38%, due 12/29/49 † 144A	290,206
100,000	HBOS Treasury Services Plc/New York, NY, 5.25%, due 02/21/17 144A	82,873
7,000	HCA Inc., 6.30%, due 10/01/12	6,458
20,000	HCA, Inc., 5.75%, due 03/15/14	16,100
9,000	HCA, Inc., 6.25%, due 02/15/13	7,920
525,000	HCA, Inc., 6.50%, due 02/15/16	426,562
20,000	HCA, Inc., Senior Note, 9.13%, due 11/15/14	19,850
180,000	HCA, Inc., Senior Note, 9.25%, due 11/15/16	177,750
67,000	HCA, Inc., Senior Note, (PIK), 9.63%, due 11/15/16	66,498
175,000	Helix Energy Solutions Group, Inc., Senior Note, 9.50%, due 01/15/16 144A	160,562
250,000	Hertz Corp., Senior Note, 8.88%, due 01/01/14	231,250
10,000	Hertz Corp., Senior Subordinated Note, 10.50%, due 01/01/16	8,950
600,000	Hess Corp., 6.65%, due 08/15/11	638,915
40,000	Hess Corp., 7.88%, due 10/01/29	43,499
335,000	Hewlett-Packard Co., 2.25%, due 05/27/11	336,175
195,000	Hexcel Corp., Senior Subordinated Note, 6.75%, due 02/01/15	181,837

See accompanying Notes to the Schedule of Investments.

Par Value ($)	Description	Value ($)
	Corporate Debt — continued
80,000	Hexion US Finance Corp. Hexion Nova Scotia Finance ULC, Second Priority Secured Senior Note, 9.75%, due 11/15/14	36,400
100,000	Hilcorp Energy I LP/Hilcorp Finance Co., Senior Note, 9.00%, due 06/01/16 144A	87,500
200,000	Hornbeck Offshore Services, Inc., Senior Note, Series B, 6.13%, due 12/01/14	182,250
300,000	HSBC Finance Capital Trust IX, 5.91%, due 11/30/35 †	158,767
430,000	HSBC Finance Corp., 4.63%, due 09/15/10	433,625
420,000	Huntsman LLC, Senior Note, 11.50%, due 07/15/12	427,350
650,000	ICICI Bank, Ltd., Reg S, Subordinated Note, 6.38%, due 04/30/22 †	502,125
148,000	ICICI Bank, Ltd., Subordinated Note, 6.38%, due 04/30/22 † 144A	115,750
270,000	Inergy, LP/Inergy Finance Corp., Senior Note, 6.88%, due 12/15/14	247,050
25,000	Inergy, LP/Inergy Finance Corp., Senior Note, 8.75%, due 03/01/15 144A	24,563
125,000	Innophos, Inc., Senior Subordinated Note, 8.88%, due 08/15/14	115,000
20,000	Intelsat Jackson Holdings, Ltd., Guaranteed Senior Note, 9.50%, due 06/15/16 144A	20,200
95,000	Interface, Inc., 11.38%, due 11/01/13 144A	98,800
480,000	Intergas Finance BV, Reg S, 6.38%, due 05/14/17 144A	364,678
190,000	Intergen NV, Senior Note, 9.00%, due 06/30/17 144A	180,975
300,000	International Lease Finance Corp., 1.49%, due 07/13/12 †	216,442
500,000	International Lease Finance Corp., 5.75%, due 06/15/11	414,809
115,000	Inverness Medical Innovations, Inc., 9.00%, due 05/15/16	111,550
120,000	Invista, Senior Note, 9.25%, due 05/01/12 144A	113,700
160,000	Isle of Capri Casinos, Inc., 7.00%, due 03/01/14	129,600
172,000	Itron, Inc., Senior Subordinated Note, 7.75%, due 05/15/12	175,225
345,000	Japan Finance Corp., 2.00%, due 06/24/11	345,790
575,000	JPMorgan Chase & Co., 2.20%, due 06/15/12	578,320
1,550,000	JPMorgan Chase & Co., 7.90%, due 04/29/49 †	1,360,171
1,030,000	JPMorgan Chase & Co., Global Subordinated Note, 5.15%, due 10/01/15	1,016,629
210,000	JPMorgan Chase & Co., Senior Note, 5.60%, due 06/01/11	219,957
1,440,000	JPMorgan Chase & Co., Subordinated Note, 6.13%, due 06/27/17	1,424,991
300,000	JPMorgan Chase Bank NA, 0.96%, due 06/13/16 †	244,974
290,000	JPMorgan Chase Bank NA, 6.00%, due 10/01/17	282,719
310,000	JPMorgan Chase Bank NA, Subordinated Note, 6.00%, due 07/05/17	302,425
180,000	K Hovnanian Enterprises, Inc., Guaranteed Senior Note, 6.50%, due 01/15/14	94,500
150,000	K Hovnanian Enterprises, Inc., Guaranteed Senior Secured Note, 11.50%, due 05/01/13	130,500
250,000	KAR Holdings, Inc., Senior Subordinated Note, 10.00%, due 05/01/15	206,250
100,000	Kaupthing Bank HF, 7.13%, due 05/19/16 ¤ 144A	250
1,680,000	Kaupthing Bank HF, 7.63%, due 02/28/15 144A	210,000
320,000	KazMunaiGaz Finance Sub BV, 8.38%, due 07/02/13 144A	296,800
590,000	Kerr-McGee Corp., 7.88%, due 09/15/31	577,206
1,000,000	Keycorp, 6.50%, due 05/14/13	997,160
40,000	Kinder Morgan Energy Partners, LP, 6.75%, due 03/15/11	41,940
120,000	Kinder Morgan Energy Partners, LP, 6.95%, due 01/15/38	116,596
30,000	Kinder Morgan Energy Partners, LP, 7.13%, due 03/15/12	32,099
60,000	Kinder Morgan Energy Partners, LP, Senior Note, 5.00%, due 12/15/13	59,096
100,000	Kinder Morgan Energy Partners, LP, Senior Note, 5.95%, due 02/15/18	98,051
780,000	Kinder Morgan Energy Partners, LP, Senior Note, 6.00%, due 02/01/17	774,973
90,000	Koppers Holdings, Inc., Senior Note, Step-Up, 0.00%, due 11/15/14 ††	81,225
165,000	Koppers, Inc., Senior Secured Note, 9.88%, due 10/15/13	163,350
560,000	Kraft Foods, Inc., 6.50%, due 08/11/17	590,737
725,000	Kreditanstalt fuer Wiederaufbau, 2.25%, due 04/16/12	732,277
700,000	Kreditanstalt fuer Wiederaufbau, Global Note, 3.50%, due 03/10/14	713,829
600,000	Kroger Co. (The), Senior Note, 6.15%, due 01/15/20	614,222
245,000	Lamar Media Corp., Senior Subordinated Note, 6.63%, due 08/15/15	215,600
5,000	Lamar Media Corp., Senior Subordinated Note, Series B, 6.63%, due 08/15/15	4,250
60,000	Lamar Media Corp., Senior Subordinated Note, Series C, 6.63%, due 08/15/15	51,000
140,000	Land O’Lakes Capital Trust I, 7.45%, due 03/15/28 144A	106,400
290,000	Landsbanki Islands HF, 6.10%, due 08/25/11 ¤ 144A	10,150

See accompanying Notes to the Schedule of Investments.

Par Value ($)	Description	Value ($)
	Corporate Debt — continued
670,000	LeasePlan Corp. NV, 3.00%, due 05/07/12 144A	672,940
470,000	Lehman Brothers Holdings Capital Trust VII, (MTN), 5.86%, due 11/29/49 ††††	47
150,000	Lehman Brothers Holdings, Inc., (MTN), 6.20%, due 09/26/14 ††††	22,875
270,000	Lehman Brothers Holdings, Inc., (MTN), Series I, 6.75%, due 12/28/17 ††††	27
890,000	Lehman Brothers Holdings, Inc., Subordinated Note, 6.50%, due 07/19/17 ††††	89
85,000	Level 3 Financing, Inc., 9.25%, due 11/01/14	70,125
180,000	LINN Energy LLC, 9.88%, due 07/01/18	160,200
1,700,000	Macquarie Bank, Ltd., 4.10%, due 12/17/13 144A	1,743,974
150,000	Mandalay Resort Group, Senior Note, 6.38%, due 12/15/11	112,500
170,000	MarkWest Energy Partners, LP / MarkWest Energy Finance Corp., Series B, 8.50%, due 07/15/16	147,050
215,000	Massey Energy Co., Senior Note, 6.88%, due 12/15/13	197,800
350,000	Merna Reinsurance, Ltd., Series B, 2.97%, due 07/07/10 † 144A	325,990
700,000	Merrill Lynch & Co., Inc., 1.57%, due 05/30/14 †	795,081
190,000	Merrill Lynch & Co., Inc., 5.45%, due 02/05/13	185,074
840,000	Merrill Lynch & Co., Inc., Subordinated Note, 5.70%, due 05/02/17	721,595
25,000	Metlife, Inc., Senior Note, 6.38%, due 06/15/34	23,778
75,000	Metlife, Inc., Senior Secured Note, Series B, 7.72%, due 02/15/19	80,360
560,000	Metlife, Inc., Subordinated Note, 6.40%, due 12/15/36	401,450
155,000	MetroPCS Wireless, Inc., Senior Note, 9.25%, due 11/01/14	154,806
45,000	MetroPCS Wireless, Inc., Senior Note, 9.25%, due 11/01/14 144A	44,775
400,000	Metropolitan Life Global Funding I, 5.13%, due 04/10/13 144A	407,176
175,000	Metropolitan Life Global Funding I, 5.13%, due 06/10/14 144A	173,825
15,000	MGM Mirage, 10.38%, due 05/15/14 144A	15,638
35,000	MGM Mirage, 11.13%, due 11/15/17 144A	37,275
90,000	MGM Mirage, Senior Note, 5.88%, due 02/27/14	58,275
180,000	MGM Mirage, Senior Note, 6.63%, due 07/15/15	118,350
200,000	MGM Mirage, Senior Note, 7.50%, due 06/01/16	130,750
145,000	MGM Mirage, Senior Note, 7.63%, due 01/15/17	94,613
150,000	Midamerican Energy Holdings Co., Senior Note, 6.50%, due 09/15/37	156,189
265,000	Mohegan Tribal Gaming Authority, Senior Note, 6.13%, due 02/15/13	201,400
95,000	Mohegan Tribal Gaming Authority, Senior Note, 8.00%, due 04/01/12	72,675
940,000	Monumental Global Funding, Ltd., (MTN), 0.50%, due 06/16/10 † 144A	907,833
75,000	Moog, Inc., 7.25%, due 06/15/18	70,500
975,000	Morgan Stanley, 1.40%, due 01/09/12 †	879,413
930,000	Morgan Stanley, 5.63%, due 01/09/12	952,321
1,000,000	Morgan Stanley, 6.60%, due 04/01/12	1,059,418
130,000	Morgan Stanley, (MTN), 1.56%, due 10/18/16 †	105,328
900,000	Morgan Stanley, (MTN), Series F, 5.75%, due 08/31/12	930,563
1,000,000	Morgan Stanley, (MTN), Series F, 6.63%, due 04/01/18	998,540
1,500,000	Morgan Stanley, Senior Note, 6.00%, due 04/28/15	1,497,897
130,000	Mueller Water Products, Inc., Senior Subordinated Note, 7.38%, due 06/01/17	96,525
100,000	MUFG Capital Finance 1, Ltd., Secured Note, 6.35%, due 07/25/16 †	87,660
54,000	Nalco Co., Senior Note, 7.75%, due 11/15/11	54,270
273,168	Neiman-Marcus Group, Inc., (PIK), 9.00%, due 10/15/15	162,535
30,000	News America, Inc., Senior Note, 6.65%, due 11/15/37	27,066
50,000	News America, Inc., Senior Note, 7.28%, due 06/30/28	46,126
110,000	Nordic Telephone Co. Holdings ApS, Senior Note, 8.88%, due 05/01/16 144A	106,700
60,000	Norfolk Southern Corp., Senior Note, 7.25%, due 02/15/31	65,687
280,000	Nortek, Inc., Senior Secured Note, 10.00%, due 12/01/13	226,100
520,000	Novelis, Inc., Senior Note, 7.25%, due 02/15/15	397,800
210,000	NRG Energy, Inc., Senior Note, 7.25%, due 02/01/14	204,225
40,000	NRG Energy, Inc., Senior Note, 7.38%, due 02/01/16	37,950
100,000	NRG Energy, Inc., Senior Note, 7.38%, due 01/15/17	94,500
600,000	Occidental Petroleum Corp., Senior Note, 7.00%, due 11/01/13	687,575
190,000	Offshore Logistics, Inc., Senior Note, 6.13%, due 06/15/13	172,900
70,000	OPTI Canada, Inc., Guaranteed Senior Note, 7.88%, due 12/15/14	45,675

See accompanying Notes to the Schedule of Investments.

Par Value ($)	Description	Value ($)
	Corporate Debt — continued
75,000	OPTI Canada, Inc., Guaranteed Senior Note, 8.25%, due 12/15/14	49,875
650,000	Oracle Corp., 3.75%, due 07/08/14	650,000
20,000	Owens-Brockway Glass Container, Inc., Senior Secured Note, 6.75%, due 12/01/14	19,200
10,000	Pacific Energy Partners, LP / Pacific Energy Finance Corp., Senior Note, 7.13%, due 06/15/14	10,246
720,000	Pacific Gas & Electric Co., 6.05%, due 03/01/34	749,378
10,000	Pacific Gas & Electric Co., Senior Note, 5.63%, due 11/30/17	10,603
30,000	Peabody Energy Corp., Senior Note, 6.88%, due 03/15/13	29,850
606,000	Pemex Project Funding Master Trust, 6.63%, due 06/15/35	548,843
1,400,000	PepsiCo Inc/NC, Senior Note, 7.90%, due 11/01/18	1,706,172
280,000	Petrobras International Finance Co., 6.13%, due 10/06/16	288,400
205,000	Petroplus Finance, Ltd., Guaranteed Senior Note, 6.75%, due 05/01/14 144A	177,325
300,000	Pfizer, Inc., 5.35%, due 03/15/15	322,777
125,000	PHI, Inc., Senior Note, 7.13%, due 04/15/13	111,875
90,000	Philip Morris International, Inc., 5.65%, due 05/16/18	94,502
100,000	Philip Morris International, Inc., 6.88%, due 03/17/14	112,947
170,000	Pinnacle Entertainment, Inc., Senior Subordinated Note, 7.50%, due 06/15/15	146,200
30,000	Pride International, Inc., Senior Note, 7.38%, due 07/15/14	29,925
20,000	Qwest Communications International, Inc., Senior Note, Series B, 7.50%, due 02/15/14	18,350
100,000	Qwest Corp., 6.88%, due 09/15/33	73,500
45,000	Qwest Corp., 7.50%, due 10/01/14	43,144
55,000	Qwest Corp., Senior Note, 6.50%, due 06/01/17	48,675
220,000	Rabobank Nederland NV, 11.00%, due 12/29/49 † 144A	245,887
155,000	RailAmerica, Inc., 9.25%, due 07/01/17 144A	150,350
150,000	Range Resources Corp., Senior Subordinated Note, 7.38%, due 07/15/13	147,937
75,000	RathGibson, Inc., Senior Note, 11.25%, due 02/15/14	27,375
305,000	RBS Global, Inc./Rexnord LLC, 9.50%, due 08/01/14	262,300
310,000	Realogy Corp. Senior Subordinated Note, 12.38%, due 04/15/15	88,350
220,000	Reed Elsevier Capital, Inc., Guaranteed Note, 8.63%, due 01/15/19	250,375
239,000	Regency Energy Partners, LP/Regency Energy Finance Corp., Senior Note, 8.38%, due 12/15/13	231,830
590,000	Resona Preferred Global Securities, Cayman, 7.19%, due 12/29/49 † 144A	431,170
115,000	Reynolds American, Inc., Senior Note, 6.75%, due 06/15/17	107,536
36,000	RH Donnelley, Inc., 11.75%, due 05/15/15 144A	16,740
1,010,000	Rio Tinto Finance USA, Ltd., 9.00%, due 05/01/19	1,124,489
165,000	River Rock Entertainment Authority, Senior Note, 9.75%, due 11/01/11	124,575
1,400,000	Roche Holdings, Inc., 2.66%, due 02/25/11 † 144A	1,416,195
300,000	Roche Holdings, Inc., Guaranteed Note, 5.00%, due 03/01/14 144A	314,096
240,000	Roche Holdings, Inc., Guaranteed Note, 6.00%, due 03/01/19 144A	256,379
40,000	Rogers Cable, Inc., 6.25%, due 06/15/13	42,452
20,000	Rogers Communications, Inc., Senior Note, 6.80%, due 08/15/18	21,477
55,000	Rogers Wireless Communications, Inc., Senior Secured Note, 7.50%, due 03/15/15	59,898
200,000	Royal Bank of Scotland Group Plc, 6.99%, due 10/29/49 † 144A	98,122
100,000	Royal Bank of Scotland Group Plc, Series U, 7.64%, due 03/31/43 ¤ †	40,544
310,000	Royal KPN NV, 8.00%, due 10/01/10	325,372
550,000	RSHB Capital SA for OJSC Russian Agricultural Bank, 6.30%, due 05/15/17 144A	475,750
175,000	SandRidge Energy, Inc., 9.88%, due 05/15/16 144A	169,750
135,000	Satelites Mexicanos SA de CV, 9.35%, due 11/30/11 †	108,000
70,000	SemGroup, LP, Senior Note, 8.75%, due 11/15/15 144A	3,150
110,000	Service Corp. International, Senior Note, 7.50%, due 04/01/27	86,900
20,000	Service Corp. International/US, Senior Note, 6.75%, due 04/01/16	18,150
10,000	Service Corp. International/US, Senior Note, 7.63%, due 10/01/18	9,325
350,000	Shell International Finance BV, 4.00%, due 03/21/14	359,773
410,000	Shinsei Finance Cayman, Ltd., 6.42%, due 01/29/49 † 144A	164,168
600,000	SLM Corp., 1.23%, due 07/27/09 †	597,455
700,000	SLM Corp., 4.75%, due 03/17/14	711,845

See accompanying Notes to the Schedule of Investments.

Par Value ($)	Description	Value ($)
	Corporate Debt — continued
10,000	SLM Corp., 5.00%, due 04/15/15	7,626
690,000	SLM Corp., 5.38%, due 05/15/14	555,119
75,000	SLM Corp., 5.63%, due 08/01/33	46,293
225,000	SLM Corp., (MTN), 1.39%, due 01/27/14 †	156,573
335,000	SLM Corp., (MTN), 5.00%, due 10/01/13	271,213
330,000	Smithfield Foods, Inc., Senior Note, 7.00%, due 08/01/11	315,150
740,000	Societe Financement de l’Economie Francaise, 2.25%, due 06/11/12 144A	740,379
690,000	Societe Financement de l’Economie Francaise, 3.38%, due 05/05/14 144A	692,487
100,000	Southern California Edison Co., Series 2, 5.95%, due 02/01/38	106,171
80,000	Sprint Capital Corp., 8.75%, due 03/15/32	64,800
60,000	Sprint Capital Corp., Guaranteed Note, 6.90%, due 05/01/19	49,950
1,050,000	Sprint Nextel Corp., 6.00%, due 12/01/16	863,625
135,000	Station Casinos, Inc., 7.75%, due 08/15/16 ¤	47,250
90,000	Station Casinos, Inc., Senior Note, 6.00%, due 04/01/12	31,500
100,000	Steel Dynamics, Inc., Senior Note, 6.75%, due 04/01/15	89,500
55,000	Steel Dynamics, Inc., Senior Note, 7.38%, due 11/01/12	52,388
70,000	Suburban Propane Partners, 6.88%, due 12/15/13	64,750
15,000	Sun Media Corp., Senior Note, 7.63%, due 02/15/13	9,938
196,000	Sungard Data Systems, Inc., 9.13%, due 08/15/13	186,200
110,000	Sungard Data Systems, Inc., Senior Subordinated Note, 10.25%, due 08/15/15	102,163
500,000	SunTrust Banks, Inc., 6.10%, due 12/15/36 †	325,615
99,000	SunTrust Preferred Capital I, 5.85%, due 12/31/49 †	67,354
1,910,000	Svensk Exportkredit AB, Global Note, (MTN), Series G, 4.88%, due 09/29/11	2,016,876
1,400,000	Swedbank AB, 3.00%, due 12/22/11 144A	1,431,891
150,000	Swift Energy Co., Senior Note, 7.63%, due 07/15/11	141,000
70,000	Targa Resources Partners, LP, 8.25%, due 07/01/16	59,325
120,000	Targa Resources, Inc., 8.50%, due 11/01/13	90,300
10,000	TCI Communications, Inc., Senior Note, 8.75%, due 08/01/15	11,411
20,000	Teck Resources, Ltd., 9.75%, due 05/15/14 144A	20,720
50,000	Teck Resources, Ltd., 10.25%, due 05/15/16 144A	52,439
95,000	Teck Resources, Ltd., 10.75%, due 05/15/19 144A	102,282
220,000	Tele-Communications-TCI Group, Senior Note, 7.13%, due 02/15/28	225,005
270,000	Telecom Italia Capital SA, Guaranteed Senior Note, 5.25%, due 10/01/15	260,982
205,000	Telefonica Emisiones SAU, 5.98%, due 06/20/11	215,947
75,000	Telefonica Emisones SAU, Guaranteed Senior Note, 6.42%, due 06/20/16	80,304
515,000	TELUS Corp., 8.00%, due 06/01/11	552,979
40,000	Tenet Healthcare Corp., 8.88%, due 07/01/19 144A	40,400
80,000	Tenet Healthcare Corp., Senior Secured Note, 9.00%, due 05/01/15 144A	81,000
20,000	Tennessee Gas Pipeline Co., 7.63%, due 04/01/37	20,356
280,000	Terex Corp., Senior Subordinated Note, 7.38%, due 01/15/14	257,600
370,000	Tesoro Corp., Senior Note, 6.25%, due 11/01/12	353,350
125,000	Texas Industries, Inc., Senior Note, 7.25%, due 07/15/13	112,813
30,000	Texas Industries, Inc., Senior Note, 7.25%, due 07/15/13 144A	27,300
260,000	Time Warner Cable, Inc., 5.40%, due 07/02/12	268,921
740,000	Time Warner Cable, Inc., 5.85%, due 05/01/17	740,112
160,000	Time Warner Cable, Inc., 7.30%, due 07/01/38	167,189
10,000	Time Warner Cable, Inc., 8.25%, due 04/01/19	11,366
90,000	Time Warner Cable, Inc., 8.75%, due 02/14/19	105,021
90,000	Time Warner Cos., Inc., 7.57%, due 02/01/24	88,301
240,000	Time Warner Entertainment Co. LP, Senior Subordinated Note, 8.38%, due 07/15/33	269,376
130,000	Time Warner, Inc., 6.88%, due 05/01/12	139,156
40,000	TL Acquisitions, Inc., Senior Subordinated Note, 10.50%, due 01/15/15 144A	32,600
330,000	TNK-BP Finance SA, 6.63%, due 03/20/17 144A	261,525
100,000	TNK-BP Finance SA, 6.63%, due 03/20/17 144A	79,500
410,000	TNK-BP Finance SA, 7.50%, due 07/18/16 144A	351,575
100,000	TNK-BP Finance SA, Reg S, 7.50%, due 07/18/16 144A	88,000
100,000	TransCapitalInvest, Ltd. for OJSC AK Transneft, 8.70%, due 08/07/18 144A	96,398

See accompanying Notes to the Schedule of Investments.

Par Value ($)	Description	Value ($)
	Corporate Debt — continued
330,000	Transocean, Inc., Senior Note, 5.25%, due 03/15/13	342,481
810,000	Travelers Cos. (The), Inc., Subordinated Note, 6.25%, due 03/15/37 †	653,769
1,050,000	Tyco International Finance SA, 6.00%, due 11/15/13	1,068,674
80,000	Tyco International Finance SA, Guaranteed Note, 6.75%, due 02/15/11	83,141
90,000	Tyco International Finance SA, Senior Note, 6.38%, due 10/15/11	94,886
50,000	Tyco International, Ltd. / Tyco International Finance SA, 6.88%, due 01/15/21	47,372
1,000,000	UBS AG/Stamford Branch, 5.75%, due 04/25/18	912,262
1,500,000	United Arab Emirates, 5.50%, due 08/02/12 144A	1,554,687
500,000	United Parcel Service, Inc., 3.88%, due 04/01/14	516,146
660,000	United Parcel Service, Inc., Senior Note, 4.50%, due 01/15/13	692,721
160,000	United Rentals North America, Inc., Senior Note, 6.50%, due 02/15/12	156,000
20,000	United Rentals North America, Inc., Senior Subordinated Note, 7.00%, due 02/15/14	16,450
180,000	United Rentals North America, Inc., Senior Subordinated Note, 7.75%, due 11/15/13	154,800
60,000	United States Steel Corp., Senior Note, 5.65%, due 06/01/13	54,047
95,000	United States Steel Corp., Senior Note, 7.00%, due 02/01/18	82,657
237,000	US Concrete, Inc., Senior Subordinated Note, 8.38%, due 04/01/14	156,420
390,000	Vale Overseas, Ltd., Guaranteed Note, 6.88%, due 11/21/36	371,282
320,000	Vedanta Resources Plc, Senior Global Note, 8.75%, due 01/15/14 144A	292,800
110,000	Ventas Realty, LP/Ventas Capital Corp. REIT, 6.50%, due 06/01/16	99,138
45,000	Ventas Realty, LP/Ventas Capital Corp. REIT, Senior Note, 6.75%, due 04/01/17	40,613
50,000	Ventas Realty, LP/Ventas Capital Corp. REIT, Senior Note, 9.00%, due 05/01/12	51,750
110,000	Verizon Communications, Inc., 6.10%, due 04/15/18	113,024
125,000	Verizon Communications, Inc., 6.35%, due 04/01/19	130,272
400,000	Verizon Communications, Inc., 8.75%, due 11/01/18	474,575
270,000	Verizon Global Funding Corp., Global Note, 7.38%, due 09/01/12	302,268
90,000	Verizon Virginia, Inc., 4.63%, due 03/15/13	90,273
850,000	Verizon Wireless Capital LLC, 3.75%, due 05/20/11 144A	867,793
1,320,000	Verizon Wireless Capital LLC, 8.50%, due 11/15/18 144A	1,580,169
460,000	VIP Finance Ireland, Ltd. for OJSC Vimpel Communications, Class A, 8.38%, due 04/30/13 144A	419,750
440,000	Vodafone Group Plc, 4.15%, due 06/10/14	433,573
105,000	Vodafone Group Plc, 7.75%, due 02/15/10	108,566
1,500,000	Wachovia Bank NA, 0.96%, due 03/15/16 †	1,186,069
360,000	Wachovia Capital Trust III, Secured Note, 5.80%, due 03/15/42 †	216,073
1,000,000	Wachovia Corp., 5.30%, due 10/15/11	1,042,655
700,000	Wachovia Corp., Senior Note, 5.63%, due 10/15/16	669,696
640,000	Wachovia Corp., Subordinated Note, 5.25%, due 08/01/14	626,973
730,000	WellPoint, Inc., 5.88%, due 06/15/17	715,572
130,000	Wells Fargo & Co., 5.30%, due 08/26/11	137,533
1,000,000	Wells Fargo Bank NA, Subordinated Note, 4.75%, due 02/09/15	949,379
350,000	Wells Fargo Capital X, 5.95%, due 12/15/36	259,735
30,000	Westlake Chemical Corp., Senior Note, 6.63%, due 01/15/16	26,400
440,000	Weyerhaeuser Co., 6.75%, due 03/15/12	440,425
590,000	Williams Cos., Inc., Series A, 7.50%, due 01/15/31	520,489
125,000	Williams Partners LP/Williams Partners Finance Corp., Senior Note, 7.50%, due 06/15/11	125,368
140,000	Windstream Corp., Senior Note, 8.63%, due 08/01/16	134,750
295,000	Windstream Holding of the Midwest, Inc., 6.75%, due 04/01/28	195,641
510,000	Wyeth, 5.95%, due 04/01/37	529,426
75,000	Wyeth, 6.00%, due 02/15/36	79,822
285,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.63%, due 12/01/14	252,225
290,000	XTO Energy, Inc., Senior Note, 5.65%, due 04/01/16	294,001
30,000	XTO Energy, Inc., Senior Note, 6.25%, due 08/01/17	31,619
40,000	XTO Energy, Inc., Senior Note, 6.75%, due 08/01/37	41,892
380,000	XTO Energy, Inc., Senior Note, 7.50%, due 04/15/12	421,211
		160,206,263

See accompanying Notes to the Schedule of Investments.

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — 72.2%
519,446	American Home Mortgage Assets, Series 2006-6, Class A1A, 0.50%, due 11/25/36 †	211,044
240,000	Banc of America Commercial Mortgage, Inc., Series 2005-3, Class A3, 4.62%, due 07/10/43	218,427
210,000	Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, 5.12%, due 10/10/45 †	179,801
337,070	Banc of America Commercial Mortgage, Inc., Series 2002-PB2, Class A3, 6.09%, due 06/11/35	341,411
700,000	Banc of America Commercial Mortgage, Inc., Series 2002-PB2, Class A4, 6.19%, due 06/11/35	717,937
226,360	Banc of America Funding Corp., Series 2005-E, Class 8A1, 3.43%, due 06/20/35 †	93,740
465,935	Banc of America Mortgage Securities, Series 2005-A, Class 2A1, 4.45%, due 02/25/35 †	308,441
938,972	BCAP LLC Trust, Series 2007-AA1, Class 1A1, 0.41%, due 02/25/47 †	469,220
121,756	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-5, Class IIA, 4.17%, due 07/25/34 †	105,368
60,000	Bear Stearns Commercial Mortgage Securities, Series 2004-PWR6, Class A6, 4.83%, due 11/11/41	53,300
610,000	Bear Stearns Commercial Mortgage Securities, Series 2006-PW11, Class A4, 5.62%, due 03/11/39 †	525,181
520,000	Bear Stearns Commercial Mortgage Securities, Series 2002-TOP6, Class A2, 6.46%, due 10/15/36	528,492
151,780	Bear Stearns Commercial Mortgage Securities, Series 2000-WF2, Class A2, 7.32%, due 10/15/32 †	155,502
478,958	Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class A3, 4.90%, due 12/25/35 †	351,970
247,394	Countrywide Alternative Loan Trust, Series 2006-OC10, Class 2A1, 0.40%, due 11/25/36 †	221,670
231,914	Countrywide Alternative Loan Trust, Series 2006-OC8, Class 2A1A, 0.40%, due 11/25/36 †	222,825
434,158	Countrywide Alternative Loan Trust, Series 2006-OC11, Class 2A1, 0.41%, due 01/25/37 †	385,459
655,159	Countrywide Alternative Loan Trust, Series 2006-OA21, Class A1, 0.51%, due 03/20/47 †	259,303
127,501	Countrywide Alternative Loan Trust, Series 2005-61, Class 1A1, 0.57%, due 12/25/35 †	58,289
82,465	Countrywide Alternative Loan Trust, Series 2005-J12, Class 2A1, 0.58%, due 11/25/35 †	37,404
156,464	Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1, 0.64%, due 11/20/35 †	70,907
24,165	Countrywide Alternative Loan Trust, Series 2004-18CB, Class 2A5, 0.76%, due 09/25/34 †	17,619
384,177	Countrywide Alternative Loan Trust, Series 2005-34CB, Class 1A6, 5.50%, due 09/25/35	321,332
280,362	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-29, Class 1A1, 0.58%, due 02/25/35 †	171,439
125,978	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-3, Class 1A2, 0.60%, due 04/25/35 †	56,697
117,013	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-9, Class 1A1, 0.61%, due 05/25/35 †	52,596
146,578	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-R3, Class AF, 0.71%, due 09/25/35 † 144A	99,274
542,370	Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-16, Class A1, 6.50%, due 10/25/37	399,364
313,631	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 3A1, 6.00%, due 10/25/21	207,078
320,000	CS First Boston Mortgage Securities Corp., Series 2002-CP5, Class A2, 4.94%, due 12/15/35	310,748

See accompanying Notes to the Schedule of Investments.

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued
1,000,000	CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A4, 5.10%, due 08/15/38 †	855,010
590,000	CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A3, 6.13%, due 04/15/37	581,463
530,176	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-OA1, Class A1, 0.51%, due 02/25/47 †	223,667
224,628	DLJ Commercial Mortgage Corp., Series 1998-CG1, Class B1, 6.91%, due 06/10/31 †	224,377
64,949	DLJ Commercial Mortgage Corp., Series 1999-CG3, Class A1B, 7.34%, due 10/10/32	64,878
56,987	FHLMC, 5.50%, due 05/01/35	59,034
57,692	FHLMC, 5.50%, due 10/01/35	59,765
927,467	FHLMC, 5.50%, due 12/01/36	959,340
901,673	FHLMC, 5.50%, due 08/01/38	932,186
1,200,000	FHLMC Gold Pool, 4.50%, due 03/01/18	1,223,626
1,100,000	FHLMC Gold Pool, 5.00%, due 02/01/19	1,137,297
5,600,000	FHLMC Gold Pool, 5.00%, due 05/01/35	5,695,374
2,600,000	FHLMC Gold Pool, 5.50%, due 07/01/35	2,674,344
493,488	FHLMC Gold Pool, 5.50%, due 11/01/35	511,218
1,582,402	FHLMC Gold Pool, 5.50%, due 12/01/37	1,636,782
955,625	FHLMC Gold Pool, 5.50%, due 04/01/38	988,018
7,419,887	FHLMC Gold Pool, 5.50%, due 09/01/38	7,674,873
1,890,025	FHLMC Gold Pool, 5.50%, due 09/01/38	1,953,984
240,000	FHLMC Multifamily Structured Pass Through Certificates, Series K003, Class A3, 4.32%, due 12/25/15	246,354
380,960	FHLMC Non Gold Pool, 5.39%, due 05/01/36 †	397,037
141,703	FHLMC Non Gold Pool, 5.93%, due 05/01/37 †	149,648
199,155	FHLMC Non Gold Pool, 6.45%, due 09/01/36 †	209,898
620,100	FHLMC Structured Pass Through Securities, Series T-61, Class 1A1, 2.91%, due 07/25/44 †	613,967
673,149	First Horizon Alternative Mortgage Securities, Series 2006-FA8, Class 1A8, 0.68%, due 02/25/37 †	298,911
64,603	FNMA, Series 2002-T6, Class A1, 3.31%, due 02/25/32	60,838
1,989,755	FNMA, 4.00%, due 05/01/24	1,993,693
995,445	FNMA, 4.00%, due 05/01/24	997,415
5,000,000	FNMA, 4.00%, due 12/01/38	4,846,094
10,900,000	FNMA, 4.00%, due 12/01/38	10,537,234
20,964,460	FNMA, 4.00%, due 05/01/39	20,327,280
1,365,304	FNMA, 4.50%, due 12/01/20	1,408,339
2,400,000	FNMA, 4.50%, due 12/01/38	2,395,500
7,500,000	FNMA, 5.00%, due 01/01/35	7,637,107
1,313,134	FNMA, 5.00%, due 06/01/35	1,342,628
578,876	FNMA, 5.00%, due 07/01/35	591,516
614,099	FNMA, 5.00%, due 09/01/35	627,509
1,236,850	FNMA, 5.00%, due 12/01/35	1,263,857
153,556	FNMA, 5.00%, due 12/01/35	156,909
37,388	FNMA, 5.00%, due 12/01/35	38,204
2,804,984	FNMA, 5.00%, due 02/01/36	2,866,234
6,453,978	FNMA, 5.00%, due 03/01/36	6,594,906
524,092	FNMA, 5.00%, due 12/01/36	534,799
13,979,229	FNMA, 5.00%, due 02/01/38	14,284,478
1,236,390	FNMA, 5.00%, due 04/01/38	1,261,000
964,711	FNMA, 5.00%, due 04/01/38	983,913
952,521	FNMA, 5.00%, due 05/01/38	971,481
460,220	FNMA, 5.00%, due 07/01/38	469,380
366,097	FNMA, 5.50%, due 10/01/18	386,724
417,180	FNMA, 5.50%, due 12/01/18	440,686

See accompanying Notes to the Schedule of Investments.

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued
45,590	FNMA, 5.50%, due 09/01/19	48,059
5,300,000	FNMA, 5.50%, due 11/01/19	5,545,952
585,103	FNMA, 5.50%, due 06/01/20	618,069
587,210	FNMA, 5.50%, due 06/01/20	620,296
228,142	FNMA, 5.50%, due 03/01/21	239,285
306,031	FNMA, Series 2005-47, Class PA, 5.50%, due 09/25/24	308,531
32,525	FNMA, 5.50%, due 05/25/27	33,201
71,749	FNMA, 5.50%, due 12/01/32	74,529
775,159	FNMA, 5.50%, due 07/01/33	804,463
428,951	FNMA, 5.50%, due 02/01/35	445,166
5,200,000	FNMA, 5.50%, due 04/01/35	5,368,189
107,763	FNMA, Series 2005-68, Class PC, 5.50%, due 07/25/35	114,386
873,666	FNMA, 5.50%, due 10/01/35	906,147
365,292	FNMA, 5.50%, due 02/01/36	377,902
928,238	FNMA, 5.50%, due 03/01/36	960,282
696,541	FNMA, 5.50%, due 04/01/36	720,586
215,069	FNMA, 5.50%, due 04/01/36	221,553
835,548	FNMA, 5.50%, due 11/01/36	864,392
4,228,499	FNMA, 5.50%, due 01/01/37	4,374,473
81,142	FNMA, 5.50%, due 04/01/37	83,892
206,686	FNMA, 5.50%, due 05/01/37	213,692
59,918	FNMA, 5.50%, due 05/01/37	61,949
60,575	FNMA, 5.50%, due 05/01/37	62,628
167,213	FNMA, 5.50%, due 05/01/37	172,881
48,093	FNMA, 5.50%, due 05/01/37	49,724
173,864	FNMA, 5.50%, due 06/01/37	179,757
769,709	FNMA, 5.50%, due 08/01/37	797,604
5,684,446	FNMA, 5.50%, due 02/01/38	5,876,809
5,835,784	FNMA, 5.50%, due 04/01/38	6,033,269
1,936,240	FNMA, 5.50%, due 05/01/38	2,001,871
1,787,906	FNMA, 5.50%, due 06/01/38	1,848,409
160,305	FNMA, 5.50%, due 06/01/38	165,730
3,018,128	FNMA, 5.50%, due 11/01/38	3,120,432
4,453,624	FNMA, 5.50%, due 11/01/38	4,604,336
19,113	FNMA, 6.00%, due 11/01/11	19,229
189,007	FNMA, 6.00%, due 02/01/14	198,443
19,408	FNMA, 6.00%, due 11/01/20	20,601
259,692	FNMA, 6.00%, due 06/01/21	275,460
554,798	FNMA, 6.00%, due 08/01/21	588,485
117,267	FNMA, 6.00%, due 11/01/21	124,387
266,231	FNMA, 6.00%, due 06/01/22	282,397
928,109	FNMA, 6.00%, due 02/01/23	984,463
612,692	FNMA, 6.00%, due 03/01/23	649,894
188,948	FNMA, 6.00%, due 02/01/34	199,019
214,641	FNMA, 6.00%, due 08/01/34	226,082
63,432	FNMA, 6.00%, due 10/01/35	66,803
1,200,000	FNMA, 6.00%, due 12/01/35	1,254,187
1,209,835	FNMA, 6.00%, due 05/01/36	1,267,515
139,603	FNMA, 6.00%, due 08/01/36	146,259
439,094	FNMA, 6.00%, due 08/01/36	460,028
80,644	FNMA, 6.00%, due 09/01/36	84,489
673,355	FNMA, 6.00%, due 09/01/36	705,458
93,335	FNMA, 6.00%, due 09/01/36	97,785
641,984	FNMA, 6.00%, due 11/01/36	672,591
66,238	FNMA, 6.00%, due 07/01/37	69,334
172,177	FNMA, 6.00%, due 08/01/37	180,225
2,287,841	FNMA, 6.00%, due 08/01/37	2,394,771

See accompanying Notes to the Schedule of Investments.

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued
952,424	FNMA, 6.00%, due 08/01/37	996,939
1,819,121	FNMA, 6.00%, due 09/01/37	1,904,144
1,927,222	FNMA, 6.00%, due 10/01/37	2,017,297
933,088	FNMA, 6.00%, due 10/01/37	976,699
798,958	FNMA, 6.00%, due 10/01/37	836,300
1,899,254	FNMA, 6.00%, due 11/01/37	1,988,022
41,065	FNMA, 6.00%, due 04/01/38	42,984
155,492	FNMA, 6.00%, due 05/01/38	162,727
87,654	FNMA, 6.00%, due 07/01/38	91,733
952,945	FNMA, 6.00%, due 07/01/38	997,281
828,528	FNMA, 6.00%, due 09/01/38	867,076
1,781,763	FNMA, 6.00%, due 10/01/38	1,864,661
85,546	FNMA, 6.00%, due 10/01/38	89,544
3,157,616	FNMA, 6.00%, due 10/01/38	3,304,526
1,890,193	FNMA, 6.00%, due 10/01/38	1,978,136
833,956	FNMA, 6.00%, due 10/01/38	872,756
3,554,116	FNMA, 6.00%, due 11/01/38	3,719,474
10,500,000	FNMA, 6.50%, due 03/01/35	11,184,138
5,000,000	FNMA, 6.50%, due 03/01/35	5,303,910
46,275	FNMA, 6.50%, due 04/01/36	49,370
452,370	FNMA, 6.50%, due 10/01/37	482,490
745,000	GE Capital Commercial Mortgage Corp., Series 2002-2A, Class A3, 5.35%, due 08/11/36	745,702
136,548	GMAC Commercial Mortgage Securities, Inc., Series 2000-C3, Class A2, 6.96%, due 09/15/35	141,095
129,896	GMAC Commercial Mortgage Securities, Inc., Series 2000-C2, Class A2, 7.46%, due 08/16/33 †	132,991
319,391	GMAC Commercial Mortgage Securities, Inc., Series 2000-C1, Class A2, 7.72%, due 03/15/33 †	322,348
1,600,000	GNMA, 4.00%, due 02/01/38	1,542,750
425,280	GNMA, 5.00%, due 08/15/33	436,443
353,546	GNMA, 5.00%, due 05/15/34	362,495
41,055	GNMA, 5.00%, due 12/15/34	42,095
289,928	GNMA, 5.00%, due 04/15/35	296,995
217,585	GNMA, 5.00%, due 04/15/35	222,889
426,758	GNMA, 5.00%, due 06/15/35	437,161
260,599	GNMA, 5.00%, due 09/15/35	266,951
342,208	GNMA, 5.00%, due 09/15/35	350,549
238,275	GNMA, 5.00%, due 11/15/35	244,083
175,558	GNMA, 5.00%, due 12/15/35	179,837
964,635	GNMA, 5.50%, due 02/15/35	1,000,131
212,465	GNMA, 6.50%, due 10/15/32	229,229
467,188	GNMA Pool I, 5.00%, due 09/15/35	478,576
62,282	GNMA Pool I, 5.00%, due 04/15/36	63,684
379,430	GNMA Pool I, 6.00%, due 12/15/37	395,837
151,319	GNMA Pool I, 6.00%, due 01/15/38	157,838
1,616,904	GNMA Pool I, 6.00%, due 07/15/38	1,686,569
3,310,392	GNMA Pool I, 6.00%, due 08/15/38	3,453,023
7,627,590	GNMA Pool I, 6.00%, due 09/15/38	7,942,735
419,563	GNMA Pool I, 6.00%, due 09/15/38	437,640
138,943	GNMA Pool I, 6.00%, due 09/15/38	144,929
8,421,255	GNMA Pool I, 6.00%, due 10/15/38	8,784,093
339,370	GNMA Pool I, 6.00%, due 12/15/38	353,992
1,314,158	GNMA Pool I, 6.50%, due 09/15/38	1,395,728
90,646	GNMA Pool I, 7.50%, due 03/15/17	98,966
900,000	GNMA TBA Pool I, 5.00%, due 04/01/37	917,578
400,000	GNMA TBA Pool I, 5.50%, due 05/01/36	413,062

See accompanying Notes to the Schedule of Investments.

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued
30,800,000	GNMA TBA Pool I, 6.00%, due 07/01/36	32,084,945
12,000,000	GNMA TBA Pool I, 6.50%, due 02/01/34	12,733,128
1,900,000	GNMA TBA Pool II, 5.00%, due 07/01/36	1,932,066
1,300,000	GNMA TBA Pool II, 6.00%, due 10/01/36	1,350,784
825,663	Greenpoint Mortgage Funding Trust, Series 2007-AR1, Class 1A1A, 0.39%, due 03/25/37 †	411,002
1,404,718	Greenpoint Mortgage Funding Trust, Series 2007-AR2, Class 1A1, 0.44%, due 04/25/47 †	880,262
225,000	GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4, 4.76%, due 07/10/39	174,042
52,828	GSAA Trust, Series 2006-9, Class A1, 0.36%, due 06/25/36 †	49,810
202,417	GSAA Trust, Series 2006-5, Class 2A1, 0.38%, due 03/25/36 †	122,242
627,928	GSR Mortgage Loan Trust, Series 2006-OA1, Class 2A1, 0.50%, due 08/25/46 †	387,307
368,179	GSR Mortgage Loan Trust, Series 2004-7, Class 4A1, 4.85%, due 06/25/34 †	328,174
532,698	GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1, 5.24%, due 11/25/35 †	414,935
1,513,075	Harborview Mortgage Loan Trust, Series 2006-13, Class A, 0.49%, due 11/19/46 †	622,505
524,427	Harborview Mortgage Loan Trust, Series 2006-9, Class 2A1A, 0.52%, due 11/19/36 †	203,966
1,584,072	Harborview Mortgage Loan Trust, Series 2007-4, Class 2A1, 0.53%, due 06/25/37 †	626,015
92,741	Harborview Mortgage Loan Trust, Series 2005-10, Class 2A1A, 0.62%, due 11/19/35 †	44,646
122,112	Harborview Mortgage Loan Trust, Series 2005-9, Class 2A1A, 0.66%, due 06/20/35 †	60,816
807,647	Impac Secured Assets CMN Owner Trust, Series 2005-2, Class A1, 0.63%, due 03/25/36 †	332,677
537,860	Indymac Index Mortgage Loan Trust, Series 2005-AR15, Class A2, 5.10%, due 09/25/35 †	333,389
1,302,544	Indymac Index Mortgage Loan Trust, Series 2007-AR15, Class 2A1, 5.77%, due 08/25/37 †	592,498
332,869	Indymac Index Mortgage Loan Trust, Series 2007-AR7, Class 1A1, 6.15%, due 11/25/37 †	217,723
190,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A5, 4.65%, due 01/12/37	164,629
300,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A4, 4.92%, due 10/15/42 †	255,772
1,000,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A4, 5.81%, due 06/12/43 †	789,311
600,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2, 5.99%, due 06/15/49 †	554,053
170,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIC2, Class A3, 6.43%, due 04/15/35	173,217
129,433	JP Morgan Mortgage Trust, Series 2007-S1, Class 1A2, 5.50%, due 03/25/22	109,743
193,199	JP Morgan Mortgage Trust, Series 2006-S2, Class 2A2, 5.88%, due 07/25/36	166,107
1,077,575	LB-UBS Commercial Mortgage Trust, Series 2004-C7, Class A1A, 4.48%, due 10/15/29	985,949
1,110,000	LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5, 4.74%, due 07/15/30	952,273
380,000	LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4, 5.37%, due 09/15/39	309,085
475,000	LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2, 6.32%, due 04/15/41 †	389,975
447,212	LB-UBS Commercial Mortgage Trust, Series 2001-C2, Class A2, 6.65%, due 11/15/27	458,760
888,197	LB-UBS Commercial Mortgage Trust, Series 2000-C4, Class A2, 7.37%, due 08/15/26	909,608
33,211	LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A2, 7.95%, due 05/15/25 †	33,755
92,427	Lehman XS Trust, Series 2005-5N, Class 1A1, 0.61%, due 11/25/35 †	38,741

See accompanying Notes to the Schedule of Investments.

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued
183,579	Lehman XS Trust, Series 2005-7N, Class 1A1B, 1.00%, due 12/25/35 †	45,059
1,148,215	Lehman XS Trust, Series 2007-2N, Class 3A1, 1.00%, due 02/25/37 †	673,436
393,669	Lehman XS Trust, Series 2006-2N, Class 1A1, 1.00%, due 02/25/46 †	165,132
1,818,967	MASTR Adjustable Rate Mortgages Trust, Series 2007-3, Class 12A1, 0.51%, due 05/25/47 †	737,417
265,436	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 3A1, 4.85%, due 01/25/36 †	185,116
688,243	MASTR Adjustable Rate Mortgages Trust, Series 2007-R5, Class A1, 5.65%, due 11/25/35 † 144A	302,747
207,556	MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, 0.66%, due 05/25/35 † 144A	143,429
126,059	Merrill Lynch Mortgage Investors, Inc., Series 2005-A3, Class A1, 0.58%, due 04/25/35 †	73,245
520,000	Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class A6, 5.41%, due 11/12/37 †	442,359
300,000	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, 5.84%, due 05/12/39 †	245,055
1,565,000	Morgan Stanley Capital I, Series 2006-IQ12, Class A4, 5.33%, due 12/15/43	1,174,602
215,000	Morgan Stanley Capital I, Series 2007-HQ12, Class A2, 5.81%, due 04/12/49 †	200,724
87,018	Morgan Stanley Capital I, Series 1999-LIFE, Class A2, 7.11%, due 04/15/33 †	86,893
692,380	Morgan Stanley Dean Witter Capital I, Series 2001-TOP1, Class A4, 6.66%, due 02/15/33	702,812
175,000	Morgan Stanley Dean Witter Capital I, Series 2000-LIFE2, Class A2, 7.20%, due 10/15/33	176,870
629,640	Novastar Mortgage-Backed Notes, Series 2006-MTA1, Class 2A1A, 0.50%, due 09/25/46 †	263,110
623,345	Prime Mortgage Trust, Series 2006-DR1, Class 1A1, 5.50%, due 05/25/35 144A	590,740
1,785,090	Prime Mortgage Trust, Series 2006-DR1, Class 2A1, 5.50%, due 05/25/35 144A	1,275,642
289,958	Prime Mortgage Trust, Series 2006-DR1, Class 1A2, 6.00%, due 05/25/35 144A	278,320
1,372,919	Prime Mortgage Trust, Series 2006-SRS12, Class AF, 6.00%, due 05/25/35 144A	956,135
715,471	Residential Accredit Loans, Inc., Series 2006-Q08, Class 1A1, 0.40%, due 10/25/46 †	586,998
139,802	Residential Accredit Loans, Inc., Series 2005-QQ3, Class A1, 0.71%, due 10/25/45 †	63,649
480,435	Residential Asset Securitization Trust, Series 2003-A8, Class A2, 0.66%, due 10/25/18 †	394,975
765,000	Salomon Brothers Mortgage Securities VII, Series 2002-KEY2, Class A3, 4.87%, due 03/18/36	746,445
304,723	Salomon Brothers Mortgage Securities VII, Series 2000-C1, Class A2, 7.52%, due 12/18/09 †	306,625
89,250	Structured Asset Securities Corp., Series 2005-10, Class 3A5, 5.00%, due 12/25/34	85,773
563,319	Thornburg Mortgage Securities Trust, Series 2007-4, Class 3A1, 6.19%, due 09/25/37 †	362,653
594,469	Thornburg Mortgage Securities Trust, Series 2007-4, Class 2A1, 6.21%, due 09/25/37 †	430,619
187,764	TIAA Retail Commercial Trust, Series 2001-C1, Class A4, 6.68%, due 06/19/31 † 144A	188,510
200,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A2, 5.92%, due 06/15/49 †	187,000
850,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A4, 5.93%, due 05/15/43 †	697,182
163,847	Washington Mutual, Inc., Series 2005-AR15, Class A1A1, 0.57%, due 11/25/45 †	79,495
398,106	Washington Mutual, Inc., Series 2005-AR17, Class A1A1, 0.58%, due 12/25/45 †	188,665
251,761	Washington Mutual, Inc., Series 2005-AR19, Class A1A1, 0.58%, due 12/25/45 †	118,266
163,847	Washington Mutual, Inc., Series 2005-AR15, Class A1A2, 0.59%, due 11/25/45 †	74,692
175,140	Washington Mutual, Inc., Series 2005-AR13, Class A1A1, 0.60%, due 10/25/45 †	91,866
199,053	Washington Mutual, Inc., Series 2005-AR17, Class A1A2, 0.60%, due 12/25/45 †	88,568
314,701	Washington Mutual, Inc., Series 2005-AR19, Class A1A2, 0.60%, due 12/25/45 †	147,483
1,122,645	Washington Mutual, Inc., Series 2006-AR16, Class 1A1, 5.58%, due 12/25/36 †	723,677
441,528	Washington Mutual, Inc., Series 2006-AR14, Class 1A4, 5.60%, due 11/25/36 †	258,619

See accompanying Notes to the Schedule of Investments.

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued
484,076	Washington Mutual, Inc., Series 2006-AR20, Class 1A1, 5.93%, due 09/25/36 †	311,979
1,000,000	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4, Class 2A4, 5.78%, due 04/25/36 †	677,695
		327,559,350
	Municipal Obligations — 1.0%
600,000	Chicago Transit Authority, Series A, 6.90%, due 12/01/40	642,042
600,000	Chicago Transit Authority, Series B, 6.90%, due 12/01/40	642,042
190,000	Ohio Housing Finance Agency/OH, 6.04%, due 09/01/17	185,168
100,000	Port Authority of New York & New Jersey, 6.04%, due 12/01/29 †††	103,573
800,000	State of California, 7.50%, due 04/01/34	732,272
1,870,000	State of California, 7.55%, due 04/01/39	1,704,318
600,000	State of Washington, Series E, 5.00%, due 02/01/34	602,700
		4,612,115
	Sovereign Debt Obligations — 0.3%
199,432	Canadian Government, 4.00%, due 12/01/31	237,627
60,000	Mexico Government International Bond, 7.50%, due 04/08/33	66,150
750,000	Province of Ontario Canada, 4.10%, due 06/16/14	765,708
100,000	Qatar Government International Bond, 6.55%, due 04/09/19 144A	102,875
7,880	Russian Foreign - Eurobond, 7.50%, due 03/31/30 †† 144A	7,837
95,000	United Mexican States, 5.63%, due 01/15/17	96,520
112,000	United Mexican States, 6.75%, due 09/27/34	113,512
		1,390,229
	U.S. Government and Agency Obligations — 7.8%
290,000	Federal Home Loan Bank, 3.63%, due 09/16/11	303,872
430,000	Federal Home Loan Bank, 5.50%, due 08/13/14	480,595
205,000	Federal Home Loan Bank, 5.63%, due 06/13/16	197,651
800,000	Federal Home Loan Bank, 5.63%, due 06/11/21	841,995
500,000	Federal Home Loan Mortgage Corp., 1.75%, due 06/15/12	498,540
600,000	Federal Home Loan Mortgage Corp., 2.13%, due 03/23/12	605,825
410,000	Federal Home Loan Mortgage Corp., 5.00%, due 12/14/18	389,974
460,000	Federal Home Loan Mortgage Corp., 5.13%, due 11/17/17	505,730
510,000	Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11	534,947
1,516,474	FHLMC, 5.60%, due 02/01/37 †	1,592,691
90,000	Financing Corp. FICO STRIPS, 0.00%, due 02/08/18 ‡	60,808
280,000	Financing Corp. FICO STRIPS, 0.00%, due 04/06/18 ‡	187,873
350,000	Financing Corp. FICO STRIPS, 0.00%, due 05/11/18 ‡	233,863
150,000	Financing Corp. FICO STRIPS, 0.00%, due 08/03/18 ‡	98,749
270,000	Financing Corp. FICO STRIPS, 0.00%, due 08/03/18 ‡	177,749
140,000	Financing Corp. FICO STRIPS, 0.00%, due 08/03/18 ‡	92,166
330,000	Financing Corp. FICO STRIPS, 0.00%, due 08/03/18 ‡	217,249
330,000	Financing Corp. FICO STRIPS, 0.00%, due 11/02/18 ‡	213,662
150,000	Financing Corp. FICO STRIPS, 0.00%, due 03/07/19 ‡	94,632
50,000	Financing Corp. FICO STRIPS, 0.00%, due 06/06/19 ‡	31,024
20,000	Financing Corp. FICO STRIPS, 0.00%, due 09/26/19 ‡	12,136
505,000	FNMA, 0.00%, due 01/25/10 (a) ‡	504,110
800,000	FNMA, 2.00%, due 01/09/12	808,481
700,000	FNMA, 2.75%, due 02/05/14	700,890
700,000	FNMA, 2.75%, due 03/13/14	699,267
352,141	FNMA, 4.19%, due 12/01/34 †	359,226
296,804	FNMA, 4.99%, due 09/01/35 †	307,677
250,000	FNMA, 5.25%, due 08/01/12	259,959

See accompanying Notes to the Schedule of Investments.

Par Value ($)	Description	Value ($)
	U.S. Government and Agency Obligations — continued
745,362	FNMA, 5.81%, due 06/01/36 †	774,165
1,920,862	FNMA, 5.85%, due 08/01/37 †	2,031,578
222,035	U.S. Treasury Bond, 2.38%, due 01/15/27	230,361
722,000	U.S. Treasury Bond, 3.50%, due 02/15/39	624,532
515,000	U.S. Treasury Bond, 4.25%, due 05/15/39	509,929
130,000	U.S. Treasury Bond, 4.38%, due 02/15/38	131,320
149,000	U.S. Treasury Bond, 4.50%, due 05/15/38	153,866
175,000	U.S. Treasury Bond, 6.63%, due 02/15/27	225,668
790,000	U.S. Treasury Bond, 7.25%, due 08/15/22	1,038,110
435,000	U.S. Treasury Bond, 8.00%, due 11/15/21	600,300
200,000	U.S. Treasury Bond, 8.13%, due 08/15/19	274,281
1,251,869	U.S. Treasury Inflation Indexed Bond, 1.75%, due 01/15/28	1,184,191
1,160,865	U.S. Treasury Inflation Indexed Bond, 2.00%, due 01/15/26	1,139,099
2,086,938	U.S. Treasury Inflation Indexed Bond, 2.13%, due 01/15/19	2,158,023
1,481,326	U.S. Treasury Inflation Indexed Bond, 2.38%, due 01/15/17	1,547,524
147,813	U.S. Treasury Inflation Indexed Bond, 2.50%, due 07/15/16	155,343
1,689,505	U.S. Treasury Inflation Indexed Bond, 2.50%, due 01/15/29	1,799,323
2,109,280	U.S. Treasury Inflation Indexed Bond, 3.63%, due 04/15/28 (a)	2,572,003
1,426,733	U.S. Treasury Inflation Indexed Bond, 3.88%, due 04/15/29 (a)	1,813,734
993,000	U.S. Treasury Note, 0.88%, due 04/30/11	990,401
30,000	U.S. Treasury Note, 1.75%, due 03/31/14	29,025
20,000	U.S. Treasury Note, 2.25%, due 05/31/14	19,738
470,000	U.S. Treasury Note, 2.63%, due 06/30/14	471,618
2,030,000	U.S. Treasury Note, 3.13%, due 05/15/19	1,964,031
510,000	U.S. Treasury Note, 3.25%, due 05/31/16	512,391
80,000	U.S. Treasury Note, 3.75%, due 11/15/18	81,407
980,000	U.S. Treasury Note, 5.13%, due 05/15/16	1,099,439
440,000	U.S. Treasury STRIPS, 0.00%, due 05/15/18 ‡	318,601
		35,461,342
	TOTAL DEBT OBLIGATIONS (COST $575,729,254)	548,842,204

Shares
	PREFERRED STOCKS — 0.2%

	Banks — 0.1%
600	Wells Fargo & Co. Class A	470,982

	Diversified Financial Services — 0.1%
445	Preferred Blocker, Inc. 144A	191,406

	Sovereign — 0.0%
29,425	FHLMC †	34,206
21,375	FNMA †	29,765
700	FNMA †	1,260
		65,231
	TOTAL PREFERRED STOCKS (COST $1,790,854)	727,619

See accompanying Notes to the Schedule of Investments.

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 4.6%

	U.S. Government and Agency Obligations — 3.6%
1,200,000	Federal Home Loan Bank, 1.00%, due 07/01/09	1,200,000
5,100,000	FNMA, 0.49%, due 12/31/09 †	5,087,037
9,900,000	FNMA, 5.33%, due 04/01/10 †	9,860,065
		16,147,102
	Bank Deposits — 1.0%
4,304,487	Euro Time Deposit, 0.01%, due 07/01/09	4,304,487
	TOTAL SHORT-TERM INVESTMENTS (COST $20,451,589)	20,451,589

	TOTAL INVESTMENTS BEFORE TBA COMMITMENTS — 125.7% (Cost $597,971,697)	570,021,412

	TBA SALE COMMITMENTS — (12.2)%

	TBA Sale Commitments — (12.2)%
(13,000,000)	FNMA, 4.00%, due 12/01/38	(12,599,844)
(16,700,000)	FNMA, 5.00%, due 01/01/35	(17,005,293)
(2,100,000)	FNMA, 5.50%, due 04/01/35	(2,160,047)
(22,000,000)	FNMA, 6.00%, due 12/01/35	(22,993,432)
(400,000)	FNMA, 6.00%, due 12/01/35	(416,688)
(100,000)	GNMA, 6.50%, due 02/01/34	(106,109)
		(55,281,413)
	TOTAL TBA SALE COMMITMENTS (PROCEEDS $54,953,746)	(55,281,413)

	TOTAL INVESTMENTS NET OF TBA SALE COMMITMENTS — 113.5% (Cost $543,017,951)	514,739,999
	Other Assets and Liabilities (net) — (13.5)%	(61,096,011)
	NET ASSETS — 100.0%	$453,643,988

Notes to Schedule of Investments:

FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
MTN – Medium Term Note
PIK – Payment In Kind
REIT – Real Estate Investment Trust
TBA – To Be Announced
(a)	All or a portion of this security is held for open futures collateral.

See accompanying Notes to the Schedule of Investments.

¤	Illiquid security. The total market value of the securities at period end is $572,439 which represents 0.1% of net assets.
†	Floating rate note. Rate shown is as of June 30, 2009.
††	Debt obligation initially issued in zero coupon form which converts to coupon form at a specific rate and date. The rate shown is the rate at period end.
†††	When-issued security.
††††	Security is currently in default.
‡	Zero coupon bond.
144A

Securities exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At the period end, the value of these amounted to $33,489,272 or 7.4% of net assets.

A summary of outstanding financial instruments at June 30, 2009 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
7/02/09	GBP	59,000	$97,049	$4,532

Sales
7/02/09	GBP	320,000	$526,368	$(31,256)
7/02/09	GBP	10,000	16,449	(400)
7/02/09	GBP	8,000	13,159	(136)
7/02/09	GBP	23,000	37,833	(178)
7/27/09	EUR	1,630,000	2,285,272	(10,835)
7/27/09	EUR	158,977	222,887	(2,887)
8/06/09	GBP	302,000	496,742	(125)
8/19/09	CAD	287,932	247,995	(2,789)
				$(48,606)

Currency Abbreviations

CAD – Canadian Dollar

EUR – Euro

GBP – British Pound Sterling

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
93	Eurodollar	March 2010	$22,976,813	$18,306
15	3-month Sterling	September 2010	3,006,633	(2,469)
31	Eurodollar	September 2010	7,601,200	(13,686)
28	Euribor	September 2010	9,611,873	(15,008)
10	Eurodollar	September 2009	2,483,250	1,218
23	Euro 90 Day	June 2010	5,661,163	(7,953)
117	Euro 90 Day	March 2010	28,906,312	596,750
254	U.S. Treasury Note 5 Yr.	September 2009	29,138,562	(121,766)
11	3-month Sterling	June 2010	2,216,186	2,263
36	U.S. Treasury Note 2 Yr.	September 2009	7,783,875	(20,982)

See accompanying Notes to the Schedule of Investments.

	Buys — continued
17	U.S. Treasury Note 10 Yr.	September 2009	1,976,516	27,512
65	U.S. Treasury Bond 30 Yr.	September 2009	7,693,359	151,248
10	Euro-Bund	September 2009	1,698,329	31,891
57	Euro-Bobl	September 2009	9,230,352	64,895
129	Euro 90 Day	December 2009	31,958,137	131,500
40	Eurodollar	September 2009	9,933,000	66,756
				$910,475

Sales
5	Eurodollar	December 2009	$1,238,688	$(5,335)
47	U.S. Treasury Note 2 Yr.	September 2009	10,162,281	19,993
85	U.S. Treasury Note 10 Yr.	September 2009	9,882,578	(200,273)
				$(185,615)

Written Options

Type of Contract	Number of Contracts	Premiums Received	Value at June 30, 2009
CALL - EURODOLLAR FUTURES Strike @ $ 99.25 Expires 09/14/2009	12	(3,246)	(4,650)
CALL - U.S. TREASURY BOND 10-YEAR FUTURES Strike @ $ 115.00 Expires 07/24/2009	12	(12,602)	(24,000)
CALL - U.S. TREASURY BOND 10-YEAR FUTURES Strike @ $ 116.00 Expires 07/24/2009	9	(8,960)	(12,516)
CALL - U.S. TREASURY BOND 10-YEAR FUTURES Strike @ $ 117.00 Expires 07/24/2009	11	(19,716)	(29,734)
CALL - U.S. TREASURY BOND 10-YEAR FUTURES Strike @ $ 124.00 Expires 08/21/2009	11	(8,201)	(516)
CALL - U.S. TREASURY BOND 10-YEAR FUTURES Strike @ $ 118.00 Expires 08/21/2009	13	(15,098)	(12,594)
CALL - U.S. TREASURY BOND 10-YEAR FUTURES Strike @ $ 115.50 Expires 08/21/2009	20	(28,035)	(43,125)
PUT - EURODOLLAR FUTURES Strike @ $ 98.50 Expires 09/14/2009	17	(5,312)	(744)
PUT - EURODOLLAR FUTURES Strike @ $ 99.00 Expires 09/14/2009	16	(3,128)	(1,600)
PUT - EURODOLLAR FUTURES Strike @ $ 98.63 Expires 12/14/2009	23	(7,992)	(6,181)
PUT - U.S. TREASURY BOND 10-YEAR FUTURES Strike @ $ 112.00 Expires 08/21/2009	8	(10,027)	(3,625)
PUT - U.S. TREASURY BOND 10-YEAR FUTURES Strike @ $ 116.00 Expires 08/21/2009	11	(8,372)	(17,703)

TOTAL		$(130,689)	$(156,988)

See accompanying Notes to the Schedule of Investments.

Asset Class Summary (Unaudited)	% of Total Net Assets
Debt Obligations	120.9
Short-Term Investments	4.6
Preferred Stocks	0.2
TBA Sale Commitments	(12.2)
Other Assets and Liabilities (net)	(13.5)
100.0%

See accompanying Notes to the Schedule of Investments.

MGI US Short Maturity Fixed Income Fund

Schedule of Investments

(showing percentage of net assets)

June 30, 2009  (Unaudited)

Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 101.5%

	Asset Backed Securities — 18.2%
232,000	Americredit Automobile Receivables Trust, Series 2005, Class A4, 5.02%, due 11/06/12	235,120
134,185	Carrington Mortgage Loan Trust, Series 2006-NC4, Class A1, 0.36%, due 10/25/36 †	125,727
506,294	Equity One ABS, Inc., Series 2004-2, Class M1, 5.19%, due 07/25/34 ††	359,937
306,148	First Franklin Mortgage Loan Asset Backed Certificates, Series 2007-FC, Class A2A, 0.46%, due 06/25/27 †	127,504
200,000	GS Auto Loan Trust, Series 2006-1, Class A4, 5.38%, due 01/15/14	205,479
104,862	Harley-Davidson Motorcycle Trust, Series 2005-1, Class A2, 3.76%, due 12/17/12	105,510
73,283	Household Automotive Trust, Series 2005-2, Class A4, 4.55%, due 07/17/12	73,612
375,651	Household Automotive Trust, Series 2005-3, Class A4, 4.94%, due 11/19/12	385,491
365,000	Household Automotive Trust, Series 2006-1, Class A4, 5.52%, due 03/18/13	378,658
97,566	Hyundai Auto Receivables Trust, Series 2005-A, Class B, 4.20%, due 02/15/12	97,689
88,338	Long Beach Auto Receivables Trust, Series 2006-B, Class A3, 5.17%, due 08/15/11	88,497
125,315	Residential Asset Mortgage Products, Inc., Series 2004-RZ2, Class AI4, 5.35%, due 02/25/33 †	61,723
42,025	Residential Funding Mortgage Securities II, Inc., Series 2006-HSA1, Class A1, 0.42%, due 02/25/36 †	39,544
6,400	Residential Funding Mortgage Securities II, Inc., Series 2005-HI2, Class A3, 4.46%, due 05/25/35	6,334
78,746	Securitized Asset Backed NIM Trust, Series 2005-FR4, Class NIM, 6.00%, due 01/25/36 + 144A	8
128,472	Triad Auto Receivables Owner Trust, Series 2005-A, Class A4, 4.22%, due 06/12/12	128,644
406,948	UPFC Auto Receivables Trust, Series 2007-A, Class A3, 5.53%, due 07/15/13	414,423
365,814	Wachovia Auto Loan Owner Trust 2006-1, Series 2007-1, Class A3A, 5.29%, due 04/20/12	374,036
80,235	Wachovia Auto Owner Trust, Series 2006-A, Class A4, 5.38%, due 03/20/13	81,991
360,000	WFS Financial Owner Trust, Series 2005-3, Class D, 4.76%, due 05/17/13	325,541
		3,615,468
	Convertible Debt — 2.7%
65,000	Amgen, Inc., Senior Note, 0.13%, due 02/01/11	62,075
195,000	Medtronic, Inc., Senior Note, 1.63%, due 04/15/13	180,619
141,000	National City Corp., Senior Note, 4.00%, due 02/01/11	139,237
139,000	Transocean, Ltd., 1.50%, due 12/15/37	128,054
30,000	US Bancorp, 0.00%, due 12/11/35 ‡	28,462
		538,447
	Corporate Debt — 21.1%
150,000	ANZ National International Ltd/New Zealand, 6.20%, due 07/19/13 144A	154,663
180,000	AstraZeneca Plc, 5.40%, due 09/15/12	195,409
110,000	Citigroup, Inc., Global Note, 4.13%, due 02/22/10	110,044
160,000	Citigroup, Inc., Global Senior Note, 6.50%, due 08/19/13	155,558
215,000	CVS Caremark Corp., 6.30%, due 06/01/37 †	159,197
184,000	CVS Caremark Corp., Senior Note, 0.97%, due 06/01/10 †	182,745
310,000	Deutsche Bank AG/London, 5.00%, due 10/12/10	318,154
90,000	Energy East Corp., 8.05%, due 11/15/10	95,262
90,000	Enterprise Products Operating, LLC, Senior Note, 7.50%, due 02/01/11	94,367
250,000	Erac USA Finance Co., 5.80%, due 10/15/12 144A	234,133
85,000	Exelon Corp., Senior Note, 6.75%, due 05/01/11	88,758
635,000	Fondo Latinoamericano, 1.08%, due 02/15/11 + † 144A	593,409
70,000	Hewlett-Packard Co., 2.25%, due 05/27/11	70,246
95,000	KCP&L Greater Missouri Operations Co., 1.00%, due 02/01/11	98,338

See accompanying Notes to the Schedule of Investments.

Par Value ($)	Description	Value ($)
	Corporate Debt — continued
200,000	MassMutual Global Funding II, 3.63%, due 07/16/12 144A	200,186
100,000	National Rural Utilities Cooperative Finance Corp., 7.25%, due 03/01/12	109,290
30,000	NGPL Pipeco LLC, Senior Note, 6.51%, due 12/15/12 144A	31,470
40,000	Old Dominion Electric Cooperative, Series A, 6.25%, due 06/01/11	42,519
85,000	Peoples Energy Corp., 6.90%, due 01/15/11	88,488
155,000	Prudential Financial, Inc., 6.20%, due 01/15/15	151,701
100,000	Telecom Italia Capital SA, Guaranteed Senior Note, 4.88%, due 10/01/10	101,044
89,000	Telecom Italia Capital SA, Guaranteed Senior Note, 6.20%, due 07/18/11	92,176
195,000	Verizon Wireless Capital LLC, 3.75%, due 05/20/11 144A	199,082
120,000	Viacom, Inc., Senior Note, 5.75%, due 04/30/11	122,904
300,000	Xerox Corp., Senior Note, 7.13%, due 06/15/10	309,820
203,000	Xstrata Finance Canada, 5.50%, due 11/16/11 144A	200,141
		4,199,104
	Mortgage Backed Securities — 30.6%
65,518	American Home Mortgage Investment Trust, Series 2005-2, Class A5, 5.08%, due 09/25/35 ††	61,696
67,321	Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A1, 5.42%, due 01/10/12	68,311
165,000	Banc of America Funding Corp., Series 2009-R6, Class 3A1, 5.61%, due 01/26/37	152,625
165,000	Banc of America Funding Corp., Series 2009-R5, Class 3A1, 6.00%, due 06/26/37 ****	152,625
160,000	BCAP LLC Trust, Series 2009-RR4, Class 3A1, 5.47%, due 04/26/37 ****	150,200
61,074	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class 1A1, 4.63%, due 02/25/36 †	43,044
114,208	Bear Stearns Alt-A Trust, Series 2004-9, Class 6A1, 4.92%, due 09/25/34 †	62,814
50,000	Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class AAB, 4.80%, due 09/11/42	48,647
60,000	Bear Stearns Commercial Mortgage Securities, Series 2005-T18, Class AAB, 4.82%, due 02/13/42 †	57,446
50,000	Bear Stearns Commercial Mortgage Securities, Series 2005-PWR7, Class AAB, 4.98%, due 02/11/41	48,657
125,000	Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class AAB, 5.38%, due 12/11/40	121,281
100,000	Bear Stearns Commercial Mortgage Securities, Series 2001-TOP2, Class A2, 6.48%, due 02/15/35	101,491
18,723	Cendant Mortgage Corp., Series 2003-1, Class A5, 5.50%, due 02/25/33	18,856
6,411	Chase Mortgage Finance Corp., Series 2004-S3, Class 2A1, 5.25%, due 03/25/34	6,379
27,312	Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A1, 5.62%, due 12/10/49 †	27,745
315,000	Citigroup Mortgage Loan Trust, Inc., Series 2009-6, Class 12A1, 5.59%, due 07/25/36 ****	289,406
371,255	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR7, Class 1A4A, 5.76%, due 11/25/36 †	203,499
110,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2B, 5.21%, due 12/11/49	100,795
220,000	Commercial Mortgage Pass Through Certificates, Series 2005-C6, Class A2, 5.00%, due 06/10/44	217,133
25,139	Countrywide Alternative Loan Trust, Series 2004-2CB, Class 1A1, 4.25%, due 03/25/34	23,519
167,622	Countrywide Alternative Loan Trust, Series 2006-4CB, Class 1A1, 6.00%, due 04/25/36	148,456
11,989	Countrywide Alternative Loan Trust, Series 2002-11, Class A4, 6.25%, due 10/25/32	11,739
165,000	Credit Suisse Mortgage Capital Certificates, Series 2009-8R, Class 5A1, 6.13%, due 05/26/37 ****	154,275

See accompanying Notes to the Schedule of Investments.

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued
84,496	Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2A, 5.89%, due 02/25/37 ††	67,832
32,921	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AB1, Class A1A, 5.43%, due 02/25/36 †	19,655
69,361	FHLMC, Series 2759, Class YJ, 3.75%, due 10/15/24	69,784
83,138	FHLMC, Series 2672, Class HA, 4.00%, due 09/15/16	85,522
40,571	FHLMC, Series 2982, Class LC, 4.50%, due 01/15/25	41,071
150,000	FHLMC, Series 2668, Class OG, 5.00%, due 03/15/32	156,651
73,677	FHLMC, Series 3196, Class PA, 5.25%, due 08/15/11	76,178
26,375	FHLMC, Series 2687, Class PD, 5.50%, due 11/15/26	26,469
22,782	First Horizon Asset Securities, Inc., Series 2002-7, Class 2A, 5.25%, due 12/25/17	22,108
307,790	First Horizon Asset Securities, Inc., Series 2007-AR1, Class 1A1, 5.83%, due 05/25/37 †	184,159
54,267	FNMA, 6.50%, due 02/01/22	58,597
50,000	GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2, 5.42%, due 12/10/49	43,481
150,000	Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AAB, 4.62%, due 08/10/42	143,214
341,638	Indymac INDA Mortgage Loan Trust, Series 2007-AR3, Class 1A1, 5.87%, due 06/25/37 †	225,533
203,869	Indymac Index Mortgage Loan Trust, Series 2006-AR33, Class 3A1, 5.73%, due 01/25/37 †	117,515
100,000	Jeffries & Co., Series 2009-R9, Class 1A1, 5.84%, due 08/26/46 ****	91,500
49,254	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class ASB, 4.85%, due 03/15/46 †	47,706
80,173	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A1, 5.32%, due 06/12/47	81,443
25,709	JP Morgan Mortgage Trust, Series 2005-A4, Class 3A2, 5.16%, due 07/25/35 †	25,473
4,841	JP Morgan Mortgage Trust, Series 2004-S2, Class 2A7, 5.25%, due 11/25/34	4,639
348,484	JP Morgan Mortgage Trust, Series 2007-A4, Class 1A1, 5.43%, due 06/25/37 †	216,781
192,781	JP Morgan Mortgage Trust, Series 2006-A5, Class 2A1, 5.83%, due 08/25/36 †	127,819
220,000	JP Morgan Re-REMIC, Series 2009-5, Class 2A1, 5.29%, due 01/26/37 ****	205,700
220,000	JP Morgan Re-REMIC, Series 2009-5, Class 3A1, 5.86%, due 07/26/36 ****	205,837
195,291	LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class A2, 4.20%, due 12/15/29	194,502
80,000	LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class AAB, 5.01%, due 04/15/30	78,004
267,947	MASTR Adjustable Rate Mortgages Trust, Series 2003-7, Class 2A1, 5.88%, due 01/25/34 †	236,481
93,145	Morgan Stanley Capital I, Series 2007-IQ14, Class A1, 5.38%, due 04/15/49	94,437
386,005	Morgan Stanley Mortgage Loan Trust, Series 2006-8AR, Class 5A2, 5.38%, due 06/25/36 †	325,014
211,621	Residential Accredit Loans, Inc., Series 2004-QS16, Class 1A1, 5.50%, due 12/25/34	152,998
8,685	Residential Asset Securitization Trust, Series 2003-A15, Class 2A1, 5.25%, due 02/25/34	8,476
39,801	Residential Asset Securitization Trust, Series 2004-A1, Class A1, 5.25%, due 04/25/34	35,017
401,904	Sequoia Mortgage Trust, Series 2007-1, Class 4A1, 5.75%, due 04/20/47 †	275,832
52,336	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17, Class 4A2, 5.15%, due 08/25/35 †	44,906
3,423	Washington Mutual, Inc., Series 2004-S3, Class 2A1, 5.50%, due 07/25/34	3,416
17,380	Wells Fargo Mortgage Backed Securities Trust, Series 2005-9, Class 1A1, 4.75%, due 10/25/35	16,426
		6,080,815

See accompanying Notes to the Schedule of Investments.

Par Value ($)	Description	Value ($)
	Municipal Obligations — 1.2%
70,000	Douglas County, OR, School District No. 12, 5.05%, due 06/15/12	71,440
160,000	Puyallup, WA, 5.25%, due 12/01/11	160,211
		231,651
	U.S. Government and Agency Obligations — 27.7%
3,022,000	U.S. Treasury Note, 1.88%, due 06/15/12	3,044,916
115,000	U.S. Treasury Note, 2.25%, due 05/31/14	113,490
2,348,000	U.S. Treasury Note, 2.63%, due 06/30/14	2,356,084
		5,514,490
	TOTAL DEBT OBLIGATIONS (COST $21,623,623)	20,179,975

	SHORT-TERM INVESTMENTS — 0.8%

	Bank Deposits — 0.8%
148,888	Euro Time Deposit, 0.01%, due 07/01/09	148,888
	TOTAL SHORT-TERM INVESTMENTS (COST $148,888)	148,888

	TOTAL INVESTMENTS — 102.3% (Cost $21,772,511)	20,328,863
	Other Assets and Liabilities (net) — (2.3)%	(454,343)
	NET ASSETS — 100.0%	$19,874,520

Notes to Schedule of Investments:

REMIC – Real Estate Mortgage Investment Conduit
****	Securities valued at fair value.
+	Illiquid security. The total market value of the securities at period end is $593,417 which represents 3.0% of net assets.
†	Floating rate note. Rate shown is as of June 30, 2009.
††	Debt obligation initially issued in zero coupon form which converts to coupon form at a specific rate and date. The rate shown is the rate at period end.
‡	Zero coupon bond.
144A

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,613,092 or 8.1% of net assets.

See accompanying Notes to the Schedule of Investments.

Asset Class Summary (Unaudited)	% of Total Net Assets
Debt Obligations	101.5
Short-Term Investments	0.8
Other Assets and Liabilities (net)	(2.3)
100.0%

See accompanying Notes to the Schedule of Investments.

MGI Funds

Notes to Schedule Investments

June 30, 2009  (Unaudited)

1.                                     Organization

MGI Funds (the “Trust”) consists of seven series as follows: MGI US Large Cap Growth Equity Fund (“Large Cap Growth”), MGI US Large Cap Value Equity Fund (“Large Cap Value”), MGI US Small/Mid Cap Growth Equity Fund (“Small/Mid Cap Growth”), MGI US Small/Mid Cap Value Equity Fund (“Small/Mid Cap Value”), MGI Non-US Core Equity Fund (“Non-US Core Equity”), MGI Core Opportunistic Fixed Income Fund (“Core Opportunistic”), and MGI US Short Maturity Fixed Income Fund (“Short Maturity”) (each a “Fund,” and collectively referred to as the “Funds”).   The Trust is a Delaware statutory trust, established on March 11, 2005.  The Trust is registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”).  The Funds’ investment adviser is Mercer Global Investments, Inc. (the “Advisor”).  The Advisor manages each Fund using a “manager of managers” approach by selecting one or more subadvisors (each a “Subadvisor,” and collectively referred to as the “Subadvisors”) to manage each Fund.

The Funds are classified as “non-diversified” for purposes of the 1940 Act, which means that each Fund is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.  Because of this, the gains and losses on a single issuer may have a greater impact on a Fund’s net asset value.

The investment objectives of the Funds are:

Fund	Investment Objective
Large Cap Growth	Long-term total return, which includes capital appreciation and income
Large Cap Value	Long-term total return, which includes capital appreciation and income
Small/Mid Cap Growth	Long-term total return, which includes capital appreciation
Small/Mid Cap Value	Long-term total return, comprised primarily of capital appreciation and income
Non-US Core Equity	Long-term total return, which includes capital appreciation and income
Core Opportunistic	Total return, consisting of both current income and capital appreciation
Short Maturity	Safety of principal and a moderate level of income

There can be no guarantee that a Fund will achieve its investment objective.  Each Fund is authorized to offer interests in four classes of shares: Class S, Class Y-1, Class Y-2 and Class Y-3.  The principal difference between the classes of shares is the level of shareholder service, marketing and administrative fees borne by the classes.  As of June 30, 2009, only the Class Y-3 shares of each Fund had commenced operations.

2.                                     Significant Accounting Policies

The following are significant accounting policies followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America, hereinafter referred to as Generally Accepted Accounting Principles (“GAAP”).  The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Security Valuation

Portfolio securities listed on an exchange normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last reported bid price using prices as of the close of trading.  In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by the Advisor or the applicable Subadvisor as the primary market.  Securities traded in the over-the-counter market and listed on the Nasdaq Stock Market (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price (“NOCP”); other over-the-counter securities are valued at the last bid price available prior to valuation (other than short-term investments that mature in 60 days or less, which are valued as described below).  Investments in investment companies are valued at their net asset values (“NAV”).

The Board of Trustees of the Trust (the “Board”) has delegated its responsibility for valuing portfolio securities to the Advisor, subject to continuing Board oversight. The Advisor has appointed a Valuation Committee that is responsible for overseeing the day-to-day process of valuing portfolio securities.  With respect to portfolio securities for which market quotations are not readily available or (in the opinion of the Advisor or the applicable Subadvisor) do not otherwise accurately reflect the fair values of the securities, the Valuation Committee will value such securities at fair value based upon procedures approved by the Board. Certain fixed-income securities may be valued based upon appraisals received from a pricing service using a computerized matrix system or based upon appraisals derived from information concerning the securities or similar securities received from a recognized dealer or dealers in those securities.  It should be recognized that judgment often plays a greater role in valuing thinly traded securities, including many lower rated bonds, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available.  The amortized cost method of valuation generally is used to value debt obligations with 60 days or less remaining until maturity, unless the Board determines that this does not represent fair value.

The application of fair value pricing represents a good faith determination based on specific procedures.  There can be no assurance that a Fund could obtain the fair value assigned to the security if the Fund were to sell the security at approximately the time at which the Fund determines its NAV per share.

During the period, the U.S. markets continued to encounter a substantial reduction in liquidity for certain mortgage and credit fixed-income products, such as asset-backed securities and collateralized mortgage obligations.  Continued low levels of liquidity in these markets may further increase the volatility of pricing and the chance of such securities being disposed of by a Fund at a price that deviates from the securities’ recorded values.  This may result in a Fund incurring greater losses on the sale of some portfolio investments than under more stable market conditions.  Such losses may adversely impact a Fund’s performance.

The value of asset-backed and collateralized mortgage obligations held by Core Opportunistic and Short Maturity was $347,143,855 and $9,696,283, representing 76.5% and 48.8%, respectively, of the Fund’s total net assets, as of June 30, 2009.

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective April 1, 2008. FAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. FAS 157 establishes a three-tier hierarchy that prioritizes the inputs to valuation techniques. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, (for example, the risk inherent in a particular valuation technique used to measure fair value, including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value for the period ended June 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing; the Funds’ estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation.

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased, as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009.

At June 30, 2009, Large Cap Growth, Large Cap Value, Small/Mid Cap Growth, and Small/Mid Cap Value each held long-term investments classified as Level 1, with corresponding major categories as shown in the schedule of investments, and a short-term investment position in Euro Time Deposits as shown in the schedule of investments, which is classified as Level 2.

The following is a summary of the inputs used as of June 30, 2009 in valuing the assets and liabilities of Non-US Core Equity, Core Opportunistic, and Short Maturity for which fair valuation was used:

Non-US Core Equity

ASSETS VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Common Stocks
Australia	$23,607,059	$—	$—	$23,607,059
Austria	2,998,640	—	—	2,998,640
Belgium	6,186,428	—	—	6,186,428
Bermuda	2,837,052	—	—	2,837,052
Brazil	6,213,029	—	—	6,213,029
Canada	21,831,531	—	—	21,831,531
Cayman Islands	5,132,261	—	—	5,132,261
Czech Republic	910,422	—	—	910,422
Denmark	3,151,781	—	—	3,151,781
Egypt	3,125,202	—	—	3,125,202
Finland	11,602,428	—	—	11,602,428
France	55,459,844	—	—	55,459,844
Germany	47,276,795	—	—	47,276,795
Greece	7,133,713	—	—	7,133,713
Hong Kong	8,890,699	—	—	8,890,699
India	4,970,826	—	—	4,970,826
Indonesia	2,063,808	—	—	2,063,808
Ireland	2,794,412	—	—	2,794,412
Israel	5,000,527	—	—	5,000,527
Italy	16,192,716	—	—	16,192,716
Japan	126,525,840	—	—	126,525,840
Luxembourg	9,056,384	—	—	9,056,384
Malaysia	479,615	—	—	479,615
Mexico	5,460,665	—	—	5,460,665
Netherlands	15,644,788	—	—	15,644,788
New Zealand	870,202	—	—	870,202
Norway	4,312,692	—	—	4,312,692
Pakistan	278,182	—	—	278,182
Papua New Guinea	280,646	—	—	280,646
Philippines	1,092,348	—	—	1,092,348
Portugal	4,227,109	—	—	4,227,109
Russia	4,757,401	—	—	4,757,401
Singapore	8,591,329	—	—	8,591,329
South Africa	5,883,836	—	—	5,883,836
South Korea	6,278,204	—	—	6,278,204
Spain	14,310,090	—	—	14,310,090
Sweden	18,174,765	—	—	18,174,765
Switzerland	37,625,431	—	—	37,625,431
Taiwan	2,815,413	—	—	2,815,413
Thailand	1,175,955	—	—	1,175,955
Turkey	2,278,649	—	—	2,278,649
United Kingdom	111,205,714	—	—	111,205,714
United States	671,908	—	—	671,908

Total Common Stocks	619,376,339	—	—	619,376,339

Preferred Stocks
Brazil	1,574,625	—	—	1,574,625
Germany	176,165	—	—	176,165
South Korea	642,882	—	—	642,882

Total Preferred Stocks	2,393,672	—	—	2,393,672

Rights
Belgium	—	—	—	—
Hong Kong	53,566	—	—	53,566

Total Rights	53,566	—	—	53,566

Warrants
Netherland Antilles	2,372,016	—	—	2,372,016

Total Warrants	2,372,016	—	—	2,372,016

Short-Term Investments
Bank Deposits	—	5,090,634	—	5,090,634

Total Short-Term Investments	—	5,090,634	—	5,090,634

Forward Currency Contracts
Buys	—	2,608,016	—	2,608,016
Sales	—	202,260	—	202,260
Futures Contracts
Buys	—	739	—	739
Total	$624,195,593	$7,901,649	$—	$632,097,242

LIABILITIES VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Forward Currency Contracts
Buys	$—	$(63,416)	$—	$(63,416)
Sales	—	(2,993,157)	—	(2,993,157)
Futures Contracts
Buys	—	(103,110)	—	(103,110)
Sales	—	(34,607)	—	(34,607)

Total	$—	$(3,194,290)	$—	$(3,194,290)

Core Opportunistic

ASSETS VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Debt Obligations
Asset Backed Securities	$—	$19,584,505	$—	$19,584,505
Convertible Debt	—	28,400	—	28,400
Corporate Debt	—	160,206,263	—	160,206,263
Mortgage Backed Securities	—	327,635,710	—	327,635,710
Municipal Obligations	—	4,612,115	—	4,612,115
Sovereign Debt Obligations	—	1,390,229	—	1,390,229
U.S. Government and Agency Obligations	—	35,384,982	—	35,384,982

Total Debt Obligations	—	548,842,204	—	548,842,204

Preferred Stocks
Banks	470,982	—	—	470,982
Diversified Financial Services	—	191,406	—	191,406
Sovereign	63,971	1,260	—	65,231

Total Preferred Stocks	534,953	192,666	—	727,619

Short-Term Investments
U.S. Government and Agency Obligations	—	16,147,102	—	16,147,102
Bank Deposits	—	4,304,487	—	4,304,487

Total Short-Term Investments	—	20,451,589	—	20,451,589

Forward Currency Contracts
Buys	—	4,532	—	4,532
Futures Contracts
Buys	—	1,092,339	—	1,092,339
Sales	—	19,993	—	19,993
Total	$534,953	$570,603,323	$—	$571,138,276

LIABILITIES VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

TBA Sale Commitments
TBA Sale Commitments	$—	$(55,281,413)	$—	$(55,281,413)
Total TBA Sale Commitments	—	(55,281,413)	—	(55,281,413)

Forward Currency Contracts
Sales	—	(48,606)	—	(48,606)
Futures Contracts
Buys	—	(181,864)	—	(181,864)
Sales	—	(205,608)	—	(205,608)
Written Options	—	(156,988)	—	(156,988)

Total	$—	$(55,874,479)	$—	$(55,874,479)

Short Maturity

ASSETS VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Debt Obligations
Asset Backed Securities	$—	$3,615,468	$—	$3,615,468
Convertible Debt	—	538,447	—	538,447
Corporate Debt	—	4,199,104	—	4,199,104
Mortgage Backed Securities	—	6,080,815	—	6,080,815
Municipal Obligations	—	231,651	—	231,651
U.S. Government and Agency Obligations	—	5,514,490	—	5,514,490

Total Debt Obligations	—	20,179,975	—	20,179,975

Short-Term Investments
Bank Deposits	—	148,888	—	148,888

Total Short-Term Investments	—	148,888	—	148,888

Total	$—	$20,328,863	$—	$20,328,863

(b) Security transactions and related investment income

Security transactions are accounted for on trade date.  Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date, if later.  Interest income is recorded on the accrual basis, and is adjusted for amortization of premium and discounts.  Income is not recognized, nor are premium and discount amortized, on securities for which collection is not expected.  Non-cash dividends, if any, are recorded at the fair market value of the securities received.  Interest income on inflation indexed securities is accrued daily based upon an inflation-adjusted principal.  Additionally, any increase in the principal or face amount of these securities is recorded as interest income.  Dividends representing a return of capital are reflected as a reduction of cost when the amount of the return of capital is conclusively determined.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified-cost basis.

(c) Cash and short term investments

A Fund may invest a portion of its assets in short-term debt securities (including repurchase agreements and reverse repurchase agreements) of corporations, the U.S. government and its agencies and instrumentalities and banks and finance companies, which may be denominated in any currency.

A Fund may invest a portion of its assets in shares issued by money market mutual funds.  A Fund also may invest in collective investment vehicles that are managed by an unaffiliated investment manager, pending investment of the Fund’s assets in portfolio securities.  When unusual market conditions warrant, a Fund may make substantial temporary defensive investments in cash equivalents, up to a maximum of 100% of the Fund’s net assets.  Cash equivalent holdings may be in any currency.  When a Fund invests for temporary defensive purposes, such investments may affect the Fund’s ability to achieve its investment objective.

(d) Securities lending

A Fund may lend its portfolio securities to qualified broker-dealers and financial institutions pursuant to agreements, provided: (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund.  Collateral will consist of U.S. and non-U.S. securities, cash equivalents or irrevocable letters of credit.  As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of a borrower of a Fund’s portfolio securities.  A Fund may not retain voting rights on securities while they are on loan.

Effective October 6, 2008, the Funds suspended their participation in the securities lending program managed by State Street Bank and Trust Company (the “State Street Program”) due to the economic environment and credit market conditions. As of June 30, 2009, no Fund had any portfolio securities on loan. The Advisor will determine if or when it becomes appropriate for the Funds to resume their participation in the State Street Program.

(e) Repurchase agreements

A Fund may enter into a repurchase agreement where the Fund purchases securities from a bank or broker-dealer who simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement.  As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement.  Repurchase agreements will be fully collateralized and the collateral will be marked-to-market daily.  A Fund may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreement, together with any other illiquid securities held by the Fund, would exceed 15% of the value of the net assets of the Fund.   See the Core Opportunistic Schedule of Investments for open repurchase agreements held as of June 30, 2009.

(f) Reverse repurchase agreements

A Fund may enter into reverse repurchase agreements, which involve sales of portfolio securities of a Fund to member banks of the Federal Reserve System or securities dealers believed to be creditworthy, concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price, which is generally equal to the original sales price plus interest.  A Fund retains record ownership and the right to receive interest and principal payments on the portfolio securities involved.  In connection with each reverse repurchase agreement transaction, a Fund or its Subadvisor will earmark or direct State Street Bank and Trust Company, the Funds’ custodian (the “Custodian”), to designate cash, U.S. government securities, equity securities and/or investment and non-investment grade debt securities as segregated assets on the Fund’s or the Custodian’s records in an amount equal to the obligations under the transaction.  When engaging in (or purchasing) reverse repurchase agreements, when-issued securities, options, futures, forward contracts, dollar rolls or other derivative transactions, a Fund or it Subadvisor will earmark or cause the Custodian to designate on the Fund’s records or the Custodian’s records cash, U.S. government securities or other liquid portfolio securities, which shall be unencumbered and marked-to-market daily.

A reverse repurchase agreement involves the risk that the market value of the securities retained by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement.  In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.  Reverse repurchase agreements are considered to be borrowings under the 1940 Act and as such, are subject to the same investment limitations.  At June 30, 2009, the Funds did not have any open reverse repurchase agreements.

(g) Swaps

Swaps are derivatives in the form of a contract or similar instrument, which is an agreement to exchange the return generated by one instrument for the return generated by another instrument.  A Fund may engage in swaps, including, but not limited to, interest rate, currency, credit default and index swaps and the purchase or sale of related caps, floors, collars, and other derivative instruments.  A Fund may enter into these transactions to preserve a return or spread on a particular investment or portion of the portfolio’s duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal.  Currency swaps involve the exchange of cash flows on a notional amount based on changes in the values of referenced currencies.

The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount.  The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount.  A collar is a combination of a cap and a floor that preserves a certain return with a predetermined range of interest rates or values.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions.  If the Advisor or a Subadvisor is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of a Fund would be less favorable than it would have been if this investment technique were never used.  Swaps do not involve the delivery of securities or other underlying assets or principal, and are subject to counterparty risk.  If the other party to a swap defaults and fails to consummate the transaction, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive.  Under Internal Revenue Service rules, any lump sum payment received or due under the notional principal contract must be amortized over the life of the contract using the appropriate methodology prescribed by the Internal Revenue Service.

The equity swaps in which a Fund may invest involve agreements with a counterparty.  The return to a Fund on any equity swap contract will be the total return on the notional amount of the contract as if it were invested in the stocks comprising the contract index, in exchange for an interest component based on the notional amount of the agreement.  A Fund will only enter into an equity swap contract on a net basis, i.e., the two parties’ obligations are netted out, with the Fund paying or receiving, as the case may be, only the net amount of the payments.  Payments under an equity swap contract may be made at the conclusion of the contract or periodically during its term.

If there is a default by the counterparty to a swap contract, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction.  There is no assurance that a swap contract counterparty will be able to meet its obligations pursuant to a swap contract or that, in the event of a default, a Fund will succeed in pursuing contractual remedies.  A Fund thus assumes the risk that it may be delayed in, or prevented from, obtaining payments owed to it pursuant to a swap contract.  However, the amount at risk is only the net unrealized gain, if any, on the swap, not the entire notional amount.  The Subadvisor that enters into the swap agreement will closely monitor, subject to the oversight of the Board, the creditworthiness of the swap counterparty in order to minimize the risk of the swap.

A Fund will accrue for interim payments on swap agreements on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap agreements on the Statements of Assets and Liabilities.  Once interim payments are settled in cash, the net amount is recorded as realized gain/loss on swap agreements, in addition to realized gain/loss recorded upon the termination of swap agreements on the Statements of Operations.  Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation of swap agreements.  At June 30, 2009, the Funds had no open swap contracts.

(h) Futures

A futures contract is a contractual agreement to buy or sell a specific amount of a commodity or financial instrument at a predetermined price on a stipulated future date.  A Fund may enter into contracts for the purchase or sale for future delivery of securities, indices and foreign currencies.  Futures contracts may be opened to protect against the adverse effects of fluctuations in security prices, interest rates, or foreign exchange rates without actually buying or selling the securities or foreign currency.  A Fund also may enter into futures contracts as a low cost method for gaining or reducing exposure to a particular currency or securities market without directly investing in those currencies or securities.

A purchase of a futures contract means the acquisition of a contractual right of a Fund to obtain delivery of the securities or foreign currency called for by the contract at a specified price on a specified future date.  When a futures contract is sold, a Fund incurs a contractual obligation to deliver the securities or foreign currency underlying the contract at a specified price on a specified date.

Upon entering into a futures contract, a Fund must deliver to the futures commission merchant selected by the Fund an amount referred to as “initial margin.”  This amount is maintained by the futures commission merchant in a segregated account at the custodian bank.  Futures contracts are marked-to-market daily and the change in value is recorded by the Fund as a variation margin payable or receivable.  The Fund recognizes gains and losses on futures contracts in addition to the variation margin, which gains and losses are considered realized at the time the contracts expire or close.

While futures contracts provide for the delivery of securities, deliveries usually do not occur.  Contracts are generally terminated by entering into offsetting transactions.

See the Core Opportunistic and the Non-US Core Equity Schedules of Investments for a listing of open futures contracts as of June 30, 2009.

(i) Options

The Funds may purchase and sell (write) put and call options on debt securities and indices to enhance investment performance, manage duration, or protect against changes in market prices. The Funds may also buy and sell combinations of put and call options on the same underlying security, currency or index.  Short (sold) options positions will generally be hedged by the Funds with cash, cash equivalents, current portfolio security holdings, or other options or futures positions.

When the Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option, it is exposed to a decline in the price of the underlying security.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the cost basis of the lots sold are decreased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Fund’s exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

See the Core Opportunistic Schedule of Investments for a listing of open options contracts as of June 30, 2009.

Transactions in written option contracts for Core Opportunistic for the period ended June 30, 2009, is as follows:

	Number of Contracts	Premiums Received
Options outstanding at March 31, 2009	211	$170,377

Options written	549	334,910

Options terminated in closing purchase transactions	(256)	(179,211)

Options expired	(341)	(195,387)

Options outstanding at June 30, 2009	163	$130,689

(j) Foreign currency translation

The books and records of each Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities are translated into US dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains (losses) on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions.

(k) Forward foreign currency contracts

The Funds may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to manage currency risk.

Forward foreign currency contracts are traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers.  A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades.  The Funds will account for forward contracts by marking-to-market each day at current forward contract values.  The change in market value is recorded by the Fund as an unrealized gain or loss.  When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time the contract was opened and the value at the time the contract was closed.

The Funds will only enter into forward contracts to sell, for a fixed amount of U.S. dollars or other appropriate currency, an amount of foreign currency, to the extent that the value of the short forward contract is covered by the underlying value of securities denominated in the currency being sold.  Alternatively, when a Fund enters into a forward contract to sell an amount of foreign currency, the Custodian or the Fund’s sub-custodian will segregate assets in a segregated account of the Fund in an amount not less than the value of the Fund’s total assets committed to the consummation of such forward contract.  If the additional segregated assets placed in the segregated account decline, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund’s commitments with respect to such contract.

See the Core Opportunistic and the Non-US Core Equity Schedules of Investments for a listing of open forward foreign currency contracts as of June 30, 2009.

(l) Short sales

A Fund may from time to time sell securities short.  In the event that a Subadvisor anticipates that the price of a security will decline, the Fund may sell the security short and borrow the same security from a broker or other institution to complete the sale.  A Fund will incur a gain or a loss, depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security.  All short sales will be fully collateralized.  Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations.  Risks of short sales include the risk that possible losses from short sales may be unlimited (e.g., if the price of a stock sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and a Fund may be unable to replace a borrowed security sold short.  At June 30, 2009, none of the Funds held securities sold short.

(m) When-issued securities/TBA securities

Purchasing securities on a “when-issued” basis is a commitment by a Fund to buy a security before the security is actually issued.  A Fund may purchase securities offered on a “when-issued” or “forward delivery” basis such as “to-be-announced” (“TBA”) securities.  When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date.  During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest on the when-issued or forward delivery security accrues to the purchaser.  While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that a Fund will purchase such securities with the purpose of actually acquiring the securities unless a sale appears desirable for investment reasons.

At the time a Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, the Fund will record the transaction and reflect the value of the security in determining the Fund’s NAV.  The market value of when-issued or forward delivery securities may be more or less than the purchase price. See the Core Opportunistic Schedule of Investments for TBA sale commitments held as of June 30, 2009.

(n) Exchange-traded index securities

A Fund may invest in exchange-traded index securities that are currently operational or that may be developed in the future.  Exchange-traded index securities generally trade on the American Stock Exchange or New York Stock Exchange and are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of the Fund’s investment.  These securities generally bear certain operational expenses.  To the extent that a Fund invests in these securities, the Fund must bear these expenses in addition to the expenses of the Fund’s own operation.  At June 30, 2009, none of the Funds held exchange-traded index securities.

(o) Real estate investment trusts

The Funds may invest in real estate investment trusts (“REITs”), which pool investors’ funds for investment, primarily in income producing real estate or real estate-related loans or interests.  A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.

A shareholder in a Fund, by investing in REITs through the Fund, will bear not only the shareholder’s proportionate share of the expenses of the Fund, but also, indirectly, the management expenses of the underlying REITs.  REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations.  In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act.  See each Fund’s Schedule of Investments for open REIT securities held as of June 30, 2009.  Short Maturity did not hold any REITs as of June 30, 2009.

(p) Indexed securities

The Funds may invest in indexed securities where the redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Funds use indexed securities to increase or decrease their exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. See the Core Opportunistic Schedule of Investments for open indexed securities held as of June 30, 2009.

(q) Taxes and distributions

The Funds intend to qualify each year as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  The Funds intend to distribute substantially all of their net investment income and net realized short-term and long-term gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes.  Therefore, no provision for U.S. federal income or excise tax is necessary.

The Funds’ policy is to declare and pay distributions from net investment income and net realized short-term and long-term gains at least annually.  All distributions are paid in shares of the Funds, at NAV, unless the shareholder elects to receive cash distributions.

(r) Allocation of expenses and operating income

The majority of expenses of the Trust are directly identifiable to an individual Fund.  Expenses which are not readily identifiable to a specific Fund are allocated among the applicable Funds, taking into consideration, among other things, the nature and type of expense and the relative size of each Fund.  Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata between each class of shares of each Fund, based on the relative net assets of each class.

(s) Mortgage-Related and other Asset-Backed securities

The Funds may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities represent an interest in a pool of mortgages. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types on real and personal property, and receivables from credit card agreements.  The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of stripped mortgage-backed security has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for the IOs are included in interest income on the Statement of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the cost basis of the security on a daily basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.  See the Schedule of Investments for open mortgage-backed and asset-backed securities held by Core Opportunistic and Short Maturity as of June 30, 2009.

3.                                     Federal Income Taxes

As of June 30, 2009, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Large Cap Growth	$327,168,140	$20,964,826	$(41,256,150)	$(20,291,324)
Large Cap Value	315,703,388	17,046,999	(35,119,028)	(18,072,029)
Small/Mid Cap Growth	150,729,335	11,937,111	(14,811,209)	(2,874,098)
Small/Mid Cap Value	147,033,358	14,025,284	(17,540,050)	(3,514,766)
Non-US Core	701,751,775	54,589,719	(127,055,267)	(72,465,548)
Core Opportunistic	598,504,063	11,209,763	(39,692,414)	(28,482,651)
Short Maturity	21,773,110	234,815	(1,679,062)	(1,444,247)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are primarily due to wash sale loss deferrals, REIT and other basis adjustments.

4.                                     Recently Issued Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Funds’ use of, and accounting for, derivative instruments and the effect on the results of each Fund’s operations and financial position.  Management is currently evaluating the impact that the adoption of FAS 161 will have on the Funds’ financial statement disclosures.

5.                                     Subsequent Events

In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards No. 165 “Subsequent Events”, adopted by the Funds as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the Funds’ financial statements through August 27, 2009. Management has determined that there are no material events that would require disclosure in the Funds’ financial statement through this date.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (17CFR 270.30a-3(c)), are effective based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MGI FUNDS

By	/s/ Phillip J. de Cristo
Phillip J. de Cristo President and Chief Executive Officer

Date	8/25/09

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report had been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Phillip J. de Cristo
Phillip J. de Cristo President and Chief Executive Officer

Date	8/25/09

By	/s/ Richard S. Joseph
Richard S. Joseph Vice President, Treasurer and Principal Accounting Officer

Date	8/25/09